UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2015

Ivy Funds Variable Insurance Portfolios

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Pathfinder Moderate - Managed Volatility

Pathfinder Moderately Aggressive - Managed Volatility

Pathfinder Moderately Conservative - Managed Volatility

Asset Strategy

Balanced

Bond

Core Equity

Dividend Opportunities

Energy

Global Bond

Global Growth

Global Natural Resources

Growth

High Income

International Core Equity

Limited-Term Bond

Micro Cap Growth

Mid Cap Growth

Money Market

Real Estate Securities

Science and Technology

Small Cap Growth

Small Cap Value

Value

CONTENTS

Ivy Funds VIP

2	SEMIANNUAL REPORT	2015

PRESIDENT’S LETTER

Ivy Funds VIP	JUNE 30, 2015 (UNAUDITED)

Henry J. Hermann, CFA

Dear Shareholder,

Over the six months since our last report to you, we’ve seen a few surprises and some familiar patterns. U.S. growth remains slow, developed economies overseas have shown very modest growth, China’s stock market has been very volatile and we’re still waiting for an interest rate policy change from the Federal Reserve.

The underlying driver of growth overseas has been central banks’ aggressive monetary policy. The Chinese have become more aggressive recently, in tandem with the European Central Bank and the Bank of Japan. Financial asset prices in Japan and the Eurozone have appreciated significantly so far, as have those in China. The presumption of economic acceleration imbedded in stock prices eventually will need to be substantiated by the data going forward for this to continue.

In the U.S., the Federal Reserve (Fed) remains steadfast in stating that rates will rise slowly and the timing of a decision on an increase will be data dependent, meaning driven by an increase in the rate of inflation and by job growth. Markets recently have begun to discount a less-accommodative Fed. A degree of uncertainty has emerged, as the equity and bond markets struggle to assess when and how much rates will rise.

Though economic data in the U.S. has improved, the timing of a rate increase is still up for debate. We believe that the economic foundation in the U.S. remains less than robust, so the odds of a rate increase by September are no better than even. When the Fed does implement a rate increase, it should be small enough not to disrupt economic growth.

The U.S. economy’s ability to maintain growth in the face of sluggish global growth is one of the key questions for the months ahead. We believe an improving U.S. jobs picture, little inflation and low interest rates create a favorable environment for U.S. businesses and will combine to drive corporate earnings growth and associated equity prices.

While challenges remain, we do see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	6/30/2015	12/31/2014
S&P 500 Index	2,063.11	2,058.90
MSCI EAFE Index	1,842.46	1,774.89
10-Year Treasury Yield	2.35%	2.17%
U.S. unemployment rate	5.30%	5.60%
30-year fixed mortgage rate	4.02%	3.87%
Oil price per barrel	$59.47	$53.27

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds Variable Insurance Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2015	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES

Ivy Funds VIP	(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Ivy Funds VIP Portfolios, the Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative Portfolios (collectively, the “Pathfinder Portfolios”) and the Pathfinder Moderate — Managed Volatility, Pathfinder Moderately Aggressive — Managed Volatility and Pathfinder Moderately Conservative — Managed Volatility Portfolios (collectively, the “Managed Volatility Portfolios”) will indirectly bear their pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the Pathfinder Portfolios or Managed Volatility Portfolios annualized expense ratios or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2015.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 7 to the Financial Statements for further information.

4	SEMIANNUAL REPORT	2015

ILLUSTRATION OF PORTFOLIO EXPENSES

Ivy Funds VIP (UNAUDITED)

	Actual(1)			Hypothetical(2)
Portfolio	Beginning Account Value 12-31-14	Ending Account Value 6-30-15	Expenses Paid During Period*	Beginning Account Value 12-31-14	Ending Account Value 6-30-15	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Pathfinder Aggressive	$1,000	$1,043.60	$0.41	$1,000	$1,024.40	$0.40	0.08%
Pathfinder Conservative	$1,000	$1,018.90	$0.30	$1,000	$1,024.45	$0.30	0.07%
Pathfinder Moderate	$1,000	$1,026.70	$0.20	$1,000	$1,024.63	$0.20	0.03%
Pathfinder Moderately Aggressive	$1,000	$1,032.20	$0.20	$1,000	$1,024.63	$0.20	0.03%
Pathfinder Moderately Conservative	$1,000	$1,023.10	$0.20	$1,000	$1,024.58	$0.20	0.04%
Pathfinder Moderate - Managed Volatility	$1,000	$1,024.10	$1.32	$1,000	$1,023.52	$1.32	0.26%
Pathfinder Moderately Aggressive - Managed Volatility	$1,000	$1,029.20	$1.72	$1,000	$1,023.14	$1.72	0.33%
Pathfinder Moderately Conservative - Managed Volatility	$1,000	$1,019.60	$1.82	$1,000	$1,023.03	$1.82	0.36%
Asset Strategy	$1,000	$1,000.00	$4.80	$1,000	$1,019.96	$4.85	0.98%
Balanced	$1,000	$1,018.70	$4.95	$1,000	$1,019.89	$4.95	0.99%
Bond	$1,000	$998.00	$3.90	$1,000	$1,020.87	$3.94	0.79%
Core Equity	$1,000	$1,010.30	$4.72	$1,000	$1,020.06	$4.75	0.95%
Dividend Opportunities	$1,000	$989.20	$4.97	$1,000	$1,019.84	$5.05	1.00%
Energy	$1,000	$1,009.20	$6.03	$1,000	$1,018.82	$6.06	1.21%
Global Bond	$1,000	$1,010.60	$3.12	$1,000	$1,021.71	$3.13	0.62%
Global Growth	$1,000	$1,049.20	$5.84	$1,000	$1,019.07	$5.75	1.15%
Global Natural Resources	$1,000	$1,003.00	$6.71	$1,000	$1,018.11	$6.76	1.35%
Growth	$1,000	$1,053.40	$4.93	$1,000	$1,020.00	$4.85	0.97%
High Income	$1,000	$1,020.00	$4.44	$1,000	$1,020.40	$4.44	0.89%
International Core Equity	$1,000	$1,073.10	$6.01	$1,000	$1,019.01	$5.86	1.17%
Limited-Term Bond	$1,000	$1,007.40	$4.01	$1,000	$1,020.81	$4.04	0.80%
Micro Cap Growth	$1,000	$1,070.00	$6.83	$1,000	$1,018.17	$6.66	1.34%
Mid Cap Growth	$1,000	$1,033.00	$5.59	$1,000	$1,019.34	$5.55	1.10%
Money Market	$1,000	$1,000.00	$0.90	$1,000	$1,023.90	$0.91	0.18%
Real Estate Securities	$1,000	$943.50	$5.83	$1,000	$1,018.77	$6.06	1.22%
Science and Technology	$1,000	$1,046.80	$5.73	$1,000	$1,019.16	$5.65	1.14%
Small Cap Growth	$1,000	$1,152.60	$6.03	$1,000	$1,019.17	$5.65	1.13%
Small Cap Value	$1,000	$1,006.10	$5.82	$1,000	$1,019.03	$5.86	1.16%
Value	$1,000	$996.60	$4.99	$1,000	$1,019.84	$5.05	1.00%

*	Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2015, and divided by 365.

(1)	This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustrations are based on ongoing costs only.

2015	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS

Pathfinder Portfolios	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Pathfinder Aggressive – Asset Allocation

Ivy Funds VIP Growth	19.8%
Ivy Funds VIP Global Growth	16.7%
Ivy Funds VIP International Core Equity	11.8%
Ivy Funds VIP Limited-Term Bond	10.9%
Ivy Funds VIP Small Cap Growth	10.5%
Ivy Funds VIP Value	10.0%
Ivy Funds VIP Mid Cap Growth	9.8%
Ivy Funds VIP Small Cap Value	9.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.7%

Pathfinder Conservative – Asset Allocation

Ivy Funds VIP Money Market	34.8%
Ivy Funds VIP Limited-Term Bond	17.9%
Ivy Funds VIP Growth	12.9%
Ivy Funds VIP Dividend Opportunities	12.6%
Ivy Funds VIP Small Cap Growth	5.3%
Ivy Funds VIP International Core Equity	4.8%
Ivy Funds VIP Value	4.0%
Ivy Funds VIP Mid Cap Growth	3.0%
Ivy Funds VIP Global Growth	2.2%
Ivy Funds VIP Small Cap Value	2.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.5%

Pathfinder Moderate – Asset Allocation

Ivy Funds VIP Money Market	20.0%
Ivy Funds VIP Dividend Opportunities	14.6%
Ivy Funds VIP Growth	14.0%
Ivy Funds VIP Global Growth	12.0%
Ivy Funds VIP Limited-Term Bond	10.9%
Ivy Funds VIP Small Cap Growth	7.4%
Ivy Funds VIP International Core Equity	6.9%
Ivy Funds VIP Value	5.0%
Ivy Funds VIP Small Cap Value	4.9%
Ivy Funds VIP Mid Cap Growth	4.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.3%

Pathfinder Moderately Aggressive – Asset Allocation
Ivy Funds VIP Dividend Opportunities	14.7%
Ivy Funds VIP Growth	14.0%
Ivy Funds VIP Global Growth	12.1%
Ivy Funds VIP International Core Equity	11.8%
Ivy Funds VIP Limited-Term Bond	11.0%
Ivy Funds VIP Money Market	10.0%
Ivy Funds VIP Small Cap Growth	8.5%
Ivy Funds VIP Small Cap Value	7.9%
Ivy Funds VIP Value	5.1%
Ivy Funds VIP Mid Cap Growth	5.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	-0.1%

Pathfinder Moderately Conservative – Asset Allocation

Ivy Funds VIP Money Market	25.0%
Ivy Funds VIP Limited-Term Bond	16.0%
Ivy Funds VIP Growth	14.0%
Ivy Funds VIP Dividend Opportunities	12.7%
Ivy Funds VIP Global Growth	7.1%
Ivy Funds VIP International Core Equity	6.8%
Ivy Funds VIP Small Cap Growth	6.4%
Ivy Funds VIP Value	5.0%
Ivy Funds VIP Mid Cap Growth	4.0%
Ivy Funds VIP Small Cap Value	3.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.0%

Pathfinder Moderate – Managed Volatility – Asset Allocation

Ivy Funds VIP Money Market	19.4%
Ivy Funds VIP Dividend Opportunities	14.2%
Ivy Funds VIP Growth	13.5%
Ivy Funds VIP Global Growth	11.6%
Ivy Funds VIP Limited-Term Bond	10.6%
Ivy Funds VIP Small Cap Growth	7.1%
Ivy Funds VIP International Core Equity	6.6%
Ivy Funds VIP Value	4.9%
Ivy Funds VIP Small Cap Value	4.8%
Ivy Funds VIP Mid Cap Growth	3.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.5%

6	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Pathfinder Portfolios	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Pathfinder Moderately Aggressive – Managed Volatility – Asset Allocation

Ivy Funds VIP Dividend Opportunities	14.2%
Ivy Funds VIP Growth	13.5%
Ivy Funds VIP Global Growth	11.6%
Ivy Funds VIP International Core Equity	11.4%
Ivy Funds VIP Limited-Term Bond	10.6%
Ivy Funds VIP Money Market	9.7%
Ivy Funds VIP Small Cap Growth	8.2%
Ivy Funds VIP Small Cap Value	7.7%
Ivy Funds VIP Value	4.9%
Ivy Funds VIP Mid Cap Growth	4.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.4%

Pathfinder Moderately Conservative – Managed Volatility – Asset Allocation

Ivy Funds VIP Money Market	24.2%
Ivy Funds VIP Limited-Term Bond	15.5%
Ivy Funds VIP Growth	13.6%
Ivy Funds VIP Dividend Opportunities	12.3%
Ivy Funds VIP Global Growth	6.9%
Ivy Funds VIP International Core Equity	6.6%
Ivy Funds VIP Small Cap Growth	6.2%
Ivy Funds VIP Value	4.9%
Ivy Funds VIP Mid Cap Growth	3.8%
Ivy Funds VIP Small Cap Value	2.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.1%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Portfolios’ prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Pathfinder Portfolios (in thousands)	JUNE 30, 2015 (UNAUDITED)

Pathfinder Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Global Growth	1,681	$14,807
Ivy Funds VIP Growth	1,561	17,520
Ivy Funds VIP International Core Equity	619	10,409
Ivy Funds VIP Limited-Term Bond	1,993	9,693
Ivy Funds VIP Mid Cap Growth	840	8,677
Ivy Funds VIP Small Cap Growth	776	9,306
Ivy Funds VIP Small Cap Value	519	8,661
Ivy Funds VIP Value	1,381	8,814

TOTAL AFFILIATED MUTUAL FUNDS – 99.3%		$87,887
(Cost: $88,798)

SHORT-TERM SECURITIES	Principal

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (A)	$466	466

TOTAL SHORT-TERM SECURITIES – 0.5%		$466
(Cost: $466)

TOTAL INVESTMENT SECURITIES – 99.8%		$88,353
(Cost: $89,264)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		216

NET ASSETS – 100.0%		$88,569

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$87,887	$—	$—
Short-Term Securities	—	466	—

Total	$87,887	$466	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

Pathfinder Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,931	$15,243
Ivy Funds VIP Global Growth	300	2,645
Ivy Funds VIP Growth	1,389	15,591
Ivy Funds VIP International Core Equity	347	5,842
Ivy Funds VIP Limited-Term Bond	4,438	21,582
Ivy Funds VIP Mid Cap Growth	345	3,564
Ivy Funds VIP Money Market	41,973	41,973
Ivy Funds VIP Small Cap Growth	531	6,373
Ivy Funds VIP Small Cap Value	142	2,371
Ivy Funds VIP Value	757	4,828

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$120,012
(Cost: $120,741)

SHORT-TERM SECURITIES	Principal

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (A)	$545	545

TOTAL SHORT-TERM SECURITIES – 0.5%		$545
(Cost: $545)

TOTAL INVESTMENT SECURITIES – 100.0%		$120,557
(Cost: $121,286)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		11

NET ASSETS – 100.0%		$120,568

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$120,012	$—	$—
Short-Term Securities	—	545	—

Total	$120,012	$545	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

Pathfinder Moderate

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	17,369	$137,112
Ivy Funds VIP Global Growth	12,745	112,238
Ivy Funds VIP Growth	11,664	130,898
Ivy Funds VIP International Core Equity	3,814	64,142
Ivy Funds VIP Limited-Term Bond	21,058	102,400
Ivy Funds VIP Mid Cap Growth	3,587	37,049
Ivy Funds VIP Money Market	186,970	186,970
Ivy Funds VIP Small Cap Growth	5,797	69,548
Ivy Funds VIP Small Cap Value	2,770	46,212
Ivy Funds VIP Value	7,373	47,048

TOTAL AFFILIATED MUTUAL FUNDS – 99.7%		$933,617
(Cost: $918,872)

SHORT-TERM SECURITIES	Principal

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (A)	$305	305

TOTAL SHORT-TERM SECURITIES – 0.0%		$305
(Cost: $305)

TOTAL INVESTMENT SECURITIES – 99.7%		$933,922
(Cost: $919,177)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		2,656

NET ASSETS – 100.0%		$936,578

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

8	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Pathfinder Portfolios (in thousands) JUNE 30, 2015 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$933,617	$—	$—
Short-Term Securities	—	305	—

Total	$933,617	$305	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

Pathfinder Moderately Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	20,715	$163,521
Ivy Funds VIP Global Growth	15,200	133,856
Ivy Funds VIP Growth	13,910	156,110
Ivy Funds VIP International Core Equity	7,824	131,593
Ivy Funds VIP Limited-Term Bond	25,210	122,592
Ivy Funds VIP Mid Cap Growth	5,347	55,232
Ivy Funds VIP Money Market	111,491	111,491
Ivy Funds VIP Small Cap Growth	7,901	94,790
Ivy Funds VIP Small Cap Value	5,286	88,182
Ivy Funds VIP Value	8,793	56,108

TOTAL AFFILIATED MUTUAL FUNDS – 100.1%		$1,113,475
(Cost: $1,090,428)

SHORT-TERM SECURITIES	Principal

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (A)	$312	312

TOTAL SHORT-TERM SECURITIES – 0.0%		$312
(Cost: $312)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,113,787
(Cost: $1,090,740)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(710)

NET ASSETS – 100.0%		$1,113,077

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$1,113,475	$—	$—
Short-Term Securities	—	312	—

Total	$1,113,475	$312	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

2015	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Pathfinder Portfolios (in thousands)	JUNE 30, 2015 (UNAUDITED)

Pathfinder Moderately Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	4,643	$36,651
Ivy Funds VIP Global Growth	2,326	20,487
Ivy Funds VIP Growth	3,597	40,373
Ivy Funds VIP International Core Equity	1,173	19,736
Ivy Funds VIP Limited-Term Bond	9,492	46,156
Ivy Funds VIP Mid Cap Growth	1,106	11,427
Ivy Funds VIP Money Market	72,081	72,081
Ivy Funds VIP Small Cap Growth	1,533	18,391
Ivy Funds VIP Small Cap Value	513	8,551
Ivy Funds VIP Value	2,274	14,512

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$288,365
(Cost: $287,255)

SHORT-TERM SECURITIES	Principal

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (A)	$578	578

TOTAL SHORT-TERM SECURITIES – 0.2%		$578
(Cost: $578)

TOTAL INVESTMENT SECURITIES – 100.2%		$288,943
(Cost: $287,833)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(634)

NET ASSETS – 100.0%		$288,309

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$288,365	$—	$—
Short-Term Securities	—	578	—

Total	$288,365	$578	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

Pathfinder Moderate – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	5,395	$42,584
Ivy Funds VIP Global Growth	3,960	34,871
Ivy Funds VIP Growth	3,621	40,639
Ivy Funds VIP International Core Equity	1,184	19,916
Ivy Funds VIP Limited-Term Bond	6,537	31,786
Ivy Funds VIP Mid Cap Growth	1,114	11,503
Ivy Funds VIP Money Market	58,115	58,115
Ivy Funds VIP Small Cap Growth	1,790	21,470
Ivy Funds VIP Small Cap Value	862	14,379
Ivy Funds VIP Value	2,285	14,578

TOTAL AFFILIATED MUTUAL FUNDS – 96.5%		$289,841
(Cost: $305,465)

SHORT-TERM SECURITIES	Principal

Master Note – 3.4%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (A)	$10,075	10,075

TOTAL SHORT-TERM SECURITIES – 3.4%		$10,075
(Cost: $10,075)

TOTAL INVESTMENT SECURITIES – 99.9%		$299,916
(Cost: $315,540)

CASH AND OTHER ASSETS, NET OF LIABILITIES(B) – 0.1%		210

NET ASSETS – 100.0%		$300,126

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.
(B)	Cash of $304 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrea- lized Appre- ciation
E-mini S&P 500 Index	Short	9-18-15	6	$(617)	$7
S&P 500 Index	Short	9-18-15	12	(6,163)	35

				$(6,780)	$42

10	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Pathfinder Portfolios (in thousands)	JUNE 30, 2015 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$289,841	$—	$—
Short-Term Securities	—	10,075	—

Total	$289,841	$10,075	$—

Futures Contracts	$42	$—	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

Pathfinder Moderately Aggressive – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,015	$8,013
Ivy Funds VIP Global Growth	745	6,564
Ivy Funds VIP Growth	682	7,652
Ivy Funds VIP International Core Equity	383	6,447
Ivy Funds VIP Limited-Term Bond	1,235	6,005
Ivy Funds VIP Mid Cap Growth	262	2,706
Ivy Funds VIP Money Market	5,465	5,465
Ivy Funds VIP Small Cap Growth	386	4,629
Ivy Funds VIP Small Cap Value	260	4,329
Ivy Funds VIP Value	430	2,746

TOTAL AFFILIATED MUTUAL FUNDS – 96.6%		$54,556
(Cost: $58,269)

SHORT-TERM SECURITIES	Principal

Master Note – 3.1%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (A)	$1,756	1,756

TOTAL SHORT-TERM SECURITIES – 3.1%		$1,756
(Cost: $1,756)

TOTAL INVESTMENT SECURITIES – 99.7%		$56,312
(Cost: $60,025)

CASH AND OTHER ASSETS, NET OF LIABILITIES(B) – 0.3%		163

NET ASSETS – 100.0%		$56,475

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.
(B)	Cash of $60 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrea- lized Appre- ciation
E-mini S&P 500 Index	Short	9-18-15	13	$(1,335)	$15

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$54,556	$—	$—
Short-Term Securities	—	1,756	—

Total	$54,556	$1,756	$—

Futures Contracts	$15	$—	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

2015	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS

Pathfinder Portfolios (in thousands)	JUNE 30, 2015 (UNAUDITED)

Pathfinder Moderately Conservative – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	632	$4,985
Ivy Funds VIP Global Growth	317	2,787
Ivy Funds VIP Growth	489	5,490
Ivy Funds VIP International Core Equity	160	2,684
Ivy Funds VIP Limited-Term Bond	1,291	6,277
Ivy Funds VIP Mid Cap Growth	150	1,554
Ivy Funds VIP Money Market	9,816	9,816
Ivy Funds VIP Small Cap Growth	207	2,487
Ivy Funds VIP Small Cap Value	70	1,166
Ivy Funds VIP Value	309	1,970

TOTAL AFFILIATED MUTUAL FUNDS – 96.9%		$39,216
(Cost: $41,162)

SHORT-TERM SECURITIES	Principal

Master Note – 3.2%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (A)	$1,286	1,286

TOTAL SHORT-TERM SECURITIES – 3.2%		$1,286
(Cost: $1,286)

TOTAL INVESTMENT SECURITIES – 100.1%		$40,502
(Cost: $42,448)

LIABILITIES, NET OF CASH AND OTHER ASSETS(B) – (0.1)%		(21)

NET ASSETS – 100.0%		$40,481

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

(B)	Cash of $55 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrea- lized Appre- ciation
E-mini S&P 500 Index	Short	9-18-15	12	$(1,233)	$14

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$39,216	$—	$—
Short-Term Securities	—	1,286	—

Total	$39,216	$1,286	$—

Futures Contracts	$14	$—	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

See Accompanying Notes to Financial Statements.

12	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Asset Strategy	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	79.0%
Information Technology	18.8%
Consumer Discretionary	17.4%
Financials	11.6%
Consumer Staples	9.2%
Health Care	8.0%
Energy	6.7%
Industrials	5.3%
Materials	2.0%
Bullion (Gold)	3.1%
Purchased Options	0.0%
Bonds	4.1%
Corporate Debt Securities	4.1%
United States Government and Government Agency Obligations	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	13.8%

Country Weightings

North America	52.1%
United States	52.1%
Pacific Basin	15.5%
China	4.3%
Other Pacific Basin	11.2%
Europe	15.5%
United Kingdom	9.3%
Other Europe	6.2%
Bullion (Gold)	3.1%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	13.8%

Top 10 Equity Holdings

Company	Country	Sector	Industry
AIA Group Ltd.	Hong Kong	Financials	Life & Health Insurance
Delta Topco Ltd.	United Kingdom	Consumer Discretionary	Movies & Entertainment
Galaxy Entertainment Group	Macau	Consumer Discretionary	Casinos & Gaming
Microsoft Corp.	United States	Information Technology	Systems Software
Citigroup, Inc.	United States	Financials	Other Diversified Financial Services
Cognizant Technology Solutions Corp., Class A	United States	Information Technology	IT Consulting & Other Services
Phillips 66	United States	Energy	Oil & Gas Refining & Marketing
Tencent Holdings Ltd.	China	Information Technology	Internet Software & Services
SABMiller plc	United Kingdom	Consumer Staples	Brewers
Caterpillar, Inc.	United States	Industrials	Construction Machinery & Heavy Trucks

See your advisor for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	13

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Apparel Retail – 1.0%
Limited Brands, Inc.	182		$15,594

Auto Parts & Equipment – 2.4%
Continental AG (A)	82		19,333
Delphi Automotive plc	199		16,924

			36,257

Automobile Manufacturers – 1.6%
Toyota Motor Corp. (A)	374		25,048

Broadcasting – 1.1%
CBS Corp., Class B	298		16,531

Casinos & Gaming – 2.3%
Galaxy Entertainment Group (A)	8,871		35,363

Home Improvement Retail – 1.5%
Home Depot, Inc. (The) (B)	208		23,126

Leisure Facilities – 0.0%
Circuit of the Americas LLC, Class B (C)	—	*	—

Leisure Products – 2.2%
Media Group Holdings LLC, Series H (C)(D)(E)(F)	32		14,638
Media Group Holdings LLC, Series I (C)(D)(E)(F)	19		7,482
Media Group Holdings LLC, Series T (C)(D)(E)(F)	4		10,843

			32,963

Movies & Entertainment – 4.2%
Delta Topco Ltd. (D)	56,728		37,622
Legend Pictures LLC (C)(D)(E)	10		17,239
Twenty-First Century Fox, Inc., Class A (B)	256		8,331

			63,192

Restaurants – 1.1%
McDonald’s Corp.	169		16,019

Total Consumer Discretionary – 17.4%			264,093
Consumer Staples

Brewers – 2.9%
InBev N.V. (A)	133		15,975
SABMiller plc (A)	541		28,065

			44,040

Packaged Foods & Meats – 4.6%
Kraft Foods Group, Inc.	48		4,095
Mead Johnson Nutrition Co. (G)	270		24,332
Mondelez International, Inc., Class A (G)	465		19,130

COMMON STOCKS (Continued)	Shares	Value
Packaged Foods & Meats (Continued)
Unilever N.V., Certicaaten Van Aandelen (A)	526	$21,885

		69,442

Tobacco – 1.7%
ITC Ltd. (A)	771	3,813
Philip Morris International, Inc.	274	21,951

		25,764

Total Consumer Staples – 9.2%		139,246
Energy

Oil & Gas Equipment & Services – 0.2%
Schlumberger Ltd.	28	2,370

Oil & Gas Exploration & Production – 3.0%
Anadarko Petroleum Corp.	24	1,858
Apache Corp.	105	6,028
ConocoPhillips	418	25,639
Noble Energy, Inc.	274	11,711

		45,236

Oil & Gas Refining & Marketing – 2.0%
Phillips 66	376	30,323

Oil & Gas Storage & Transportation – 1.5%
Plains GP Holdings L.P., Class A	911	23,535

Total Energy – 6.7%		101,464
Financials

Diversified Banks – 4.6%
Axis Bank Ltd. (A)(C)	1,419	12,459
Banca Intesa S.p.A. (A)	4,657	16,885
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	582	4,185
Standard Chartered plc (A)	584	9,355
State Bank of India (A)	1,434	5,917
Wells Fargo & Co.	360	20,224

		69,025

Life & Health Insurance – 3.1%
AIA Group Ltd. (A)	7,202	47,154

Other Diversified Financial Services – 3.7%
Citigroup, Inc.	585	32,299
JPMorgan Chase & Co.	345	23,384

		55,683

Total Financials – 11.4%		171,862
Health Care

Biotechnology – 4.3%
Amgen, Inc.	140	21,523
Biogen, Inc. (B)(C)	60	24,317
Gilead Sciences, Inc.	169	19,740

		65,580

COMMON STOCKS (Continued)	Shares	Value
Managed Health Care – 1.2%
Humana, Inc. (G)	93	$17,847

Pharmaceuticals – 2.5%
Allergen plc (C)	80	24,249
Bristol-Myers Squibb Co.	202	13,468

		37,717

Total Health Care – 8.0%		121,144
Industrials

Construction & Engineering – 0.6%
Larsen & Toubro Ltd. (A)	326	9,121

Construction Machinery & Heavy Trucks – 2.8%
AB Volvo, Class B (A)	1,218	15,123
Caterpillar, Inc.	312	26,421

		41,544

Industrial Machinery – 1.9%
FANUC Ltd. (A)	67	13,648
Ingersoll-Rand plc	233	15,675

		29,323

Total Industrials – 5.3%		79,988
Information Technology

Application Software – 3.3%
Adobe Systems, Inc. (C)	308	24,927
Intuit, Inc. (H)	246	24,759

		49,686

Data Processing & Outsourced Services – 2.2%
Alliance Data Systems Corp. (C)(G)	59	17,283
Visa, Inc., Class A	247	16,613

		33,896

Internet Software & Services – 4.8%
Alibaba Group Holding Ltd. ADR (C)	183	15,064
Baidu.com, Inc. ADR (C)	109	21,750
Google, Inc., Class A (C)	13	7,236
Tencent Holdings Ltd. (A)	1,416	28,252

		72,302

IT Consulting & Other Services – 2.1%
Cognizant Technology Solutions Corp., Class A (C)(H)	513	31,345

Semiconductor Equipment – 1.4%
Applied Materials, Inc.	805	15,480
ASML Holding N.V., NY Registry Shares	56	5,842

		21,322

Semiconductors – 2.8%
Micron Technology, Inc. (C)	567	10,677

14	SEMIANNUAL REPORT	2015

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Semiconductors (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (A)	2,794	$12,723
Texas Instruments, Inc.	360	18,518

		41,918

Systems Software – 2.2%
Microsoft Corp. (B)	768	33,916

Total Information Technology – 18.8%		284,385
Materials

Diversified Chemicals – 1.1%
PPG Industries, Inc.	137	15,739

Diversified Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	367	6,832
Rio Tinto plc (A)	177	7,278

		14,110

Total Materials – 2.0%		29,849

TOTAL COMMON STOCKS – 78.8%		$1,192,031
(Cost: $1,137,077)

PREFERRED STOCKS
Financials

Reinsurance – 0.2%
WMI Holdings Corp., Class B, 3.000%	2	2,386

Total Financials – 0.2%		2,386

TOTAL PREFERRED STOCKS – 0.2%		$2,386
(Cost: $2,000)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Anadarko Petroleum Corp.,
Call $100.00, Expires 8-21-15, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	477	4

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Value
Apache Corp.,
Call $70.00, Expires 7-17-15, OTC (Ctrpty: UBS AG)	271	$—	*
Dow Chemical Co. (The),
Call $55.00, Expires 7-17-15, OTC (Ctrpty: Deutsche Bank AG)	963	9
EOG Resources, Inc.:
Call $100.00, Expires 7-17-15, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	226	3
Call $105.00, Expires 10-16-15, OTC (Ctrpty: Citibank N.A.)	949	55
Exxon Mobil Corp.,
Call $90.00, Expires 7-17-15, OTC (Ctrpty: Citibank N.A.)	236	—	*
Financial Select Sector SPDR Fund:
Call $26.00, Expires 9-18-15	3,604	59
Call $26.00, Expires 9-18-15, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	5,976	99
Google, Inc., Class A:
Call $575.00, Expires 7-17-15, OTC (Ctrpty: Deutsche Bank AG)	162	25
Call $700.00, Expires 9-18-15, OTC (Ctrpty: Deutsche Bank AG)	370	6
Halliburton Co.:
Call $50.00, Expires 7-17-15, OTC (Ctrpty: Deutsche Bank AG)	1,804	4
Call $52.50, Expires 7-17-15, OTC (Ctrpty: Deutsche Bank AG)	2,144	3
Micron Technology, Inc.:
Call $32.00, Expires 7-17-15, OTC (Ctrpty: UBS AG)	5,660	6
Call $32.00, Expires 7-17-15, OTC (Ctrpty: Societe Generale Bank)	2,036	2
Call $31.00, Expires 10-16-15, OTC (Ctrpty: UBS AG)	562	3

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Value
Microsoft Corp.:
Call $49.00, Expires 7-17-15, OTC (Ctrpty: Bank of America N.A.)	1,538	$3
Call $50.00, Expires 1-15-16, OTC (Ctrpty: Bank of America N.A.)	3,845	306
Noble Energy, Inc.:
Call $55.00, Expires 8-21-15, OTC (Ctrpty: Bank of America N.A.)	358	2
Call $57.50, Expires 8-21-15, OTC (Ctrpty: Bank of America N.A.)	339	1
Schlumberger Ltd.,
Call $97.50, Expires 8-21-15, OTC (Ctrpty: Citibank N.A.)	543	9

TOTAL PURCHASED OPTIONS – 0.0%		$599
(Cost: $2,965)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Automobile Manufacturers – 0.4%
Aston Martin Holdings Ltd.,
10.250%, 7-15-18 (I)(J)	$6,845	6,739

Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series C,
0.000%, 12-31-20 (K)	3,642	2,298

Movies & Entertainment – 3.5%
Delta Topco Ltd.,
10.000%, 11-24-60 (D)(I)	52,330	52,330

Total Consumer Discretionary – 4.1%		61,367

TOTAL CORPORATE DEBT SECURITIES – 4.1%		$61,367
(Cost: $62,069)

2015	SEMIANNUAL REPORT	15

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2015 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 3-15-23 (L)	$63	$6
5.500%, 10-15-25 (L)	257	38
6.000%, 11-15-35 (L)	154	32
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6-25-23 (L)	107	14
5.500%, 8-25-33 (L)	180	35
5.500%, 4-25-34 (L)	278	61
5.500%, 11-25-36 (L)	362	82
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3-20-32 (L)	36	—	*
5.000%, 7-20-33 (L)	4	—	*
5.500%, 11-20-33 (L)	63	1
5.500%, 7-20-35 (L)	135	26

		295

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$295
(Cost: $287)

BULLION – 3.1%	Troy Ounces
Gold	39	46,237

(Cost: $48,038)

SHORT-TERM SECURITIES	Principal
Commercial Paper (M) – 12.5%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.110%, 7-23-15	$10,000	9,999
Bemis Co., Inc.,
0.350%, 7-8-15	5,000	5,000
BMW U.S. Capital LLC (GTD by BMW AG),
0.110%, 7-8-15	10,000	10,000
Campbell Soup Co.,
0.230%, 8-26-15	3,000	2,999
Danaher Corp.,
0.170%, 7-10-15	21,893	21,892
Ecolab, Inc.,
0.360%, 7-1-15	10,000	10,000
Emerson Electric Co.,
0.130%, 7-22-15	7,000	6,999
Illinois Tool Works, Inc.,
0.090%, 7-6-15	5,000	5,000
John Deere Canada ULC (GTD by Deere & Co.),
0.120%, 7-13-15	4,000	4,000
John Deere Capital Corp.,
0.130%, 8-11-15	7,000	6,999

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (M) (Continued)
Kellogg Co.,
0.400%, 8-13-15	$5,000	$4,998
Kroger Co. (The),
0.300%, 7-1-15	4,146	4,146
L Air Liquide S.A.,
0.170%, 7-16-15	2,500	2,500
Mondelez International, Inc.,
0.440%, 7-6-15	5,000	5,000
National Oilwell Varco, Inc.:
0.190%, 7-16-15	3,000	3,000
0.140%, 7-22-15	10,000	9,999
NBCUniversal Enterprise, Inc.,
0.440%, 7-13-15	10,000	9,998
Novartis Finance Corp. (GTD by Novartis AG),
0.080%, 7-7-15	5,000	5,000
Sherwin-Williams Co. (The):
0.330%, 7-8-15	12,400	12,399
0.250%, 7-15-15	7,600	7,599
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank):
0.110%, 7-16-15	10,000	9,999
0.150%, 7-20-15	10,000	9,999
Virginia Electric and Power Co.:
0.380%, 7-8-15	4,800	4,800
0.370%, 7-15-15	10,000	9,998
Wisconsin Gas LLC,
0.140%, 7-14-15	8,000	8,000

		190,323

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (N)	3,068	3,068

Municipal Obligations – 1.5%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.020%, 7-1-15 (N)	12,200	12,200
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7-1-15 (N)	10,000	10,000

		22,200

SHORT-TERM SECURITIES (Continued)	Principal	Value
United States Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 7-7-15 (N)	$1,000	$1,000
0.110%, 7-29-15 (N)	2,000	2,000

		3,000

TOTAL SHORT-TERM SECURITIES – 14.4%		$218,591
(Cost: $218,591)

TOTAL INVESTMENT SECURITIES – 100.6%		$1,521,506
(Cost: $1,471,027)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(9,237)

NET ASSETS – 100.0%		$1,512,269

16	SEMIANNUAL REPORT	2015

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2015 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	All or a portion of securities with an aggregate value of $5,932 have been pledged as collateral on open futures contracts.

(C)	No dividends were paid during the preceding 12 months.

(D)	Restricted securities. At June 30, 2015, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 6-15-12	56,728	$29,297	$37,622
Legend Pictures LLC	12-18-12	10	18,161	17,239
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	22,374	14,638
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	19	10,478	7,482
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,613	10,843

		Principal
Delta Topco Ltd., 10.000%, 11-24-60	4-1-12 to 1-1-15	$52,330	52,820	52,330

			$141,743	$140,154

The	total value of these securities represented 9.3% of net assets at June 30, 2015.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated as described in Note 6 of the Notes to Financial Statements.

(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(G)	All or a portion of securities with an aggregate value of $5,328 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(H)	All or a portion of securities with an aggregate value of $28,312 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(I)	Payment-in-kind bonds.

(J)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $6,739 or 0.4% of net assets.

(K)	Zero coupon bond.

(L)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(M)	Rate shown is the yield to maturity at June 30, 2015.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	55,152	U.S. Dollar	62,014	7-14-15	Deutsche Bank AG	$517	$—
Japanese Yen	5,322,658	U.S. Dollar	42,812	7-14-15	Morgan Stanley International	—	686

						$517	$686

The following futures contracts were outstanding at June 30, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
German Stock Index	Long	9-18-15	199	$61,019	$(714)

The following written options were outstanding at June 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Anadarko Petroleum Corp.	Morgan Stanley & Co., Inc.	Put	477	August 2015	$85.00	$145	$(352)
	Morgan Stanley & Co., Inc.	Call	477	August 2015	115.00	15	(2)
Apache Corp.	UBS AG	Put	271	July 2015	57.50	93	(37)
	UBS AG	Call	271	July 2015	90.00	8	— *
EOG Resources, Inc.	Morgan Stanley & Co., Inc.	Put	226	July 2015	82.50	102	(9)
	Morgan Stanley & Co., Inc.	Call	226	July 2015	120.00	21	(1)
	Citibank N.A.	Put	477	October 2015	87.50	167	(242)
	Citibank N.A.	Put	472	October 2015	90.00	207	(303)
	Citibank N.A.	Call	949	October 2015	120.00	69	(7)
Exxon Mobil Corp.	Citibank N.A.	Put	236	July 2015	80.00	30	(8)
Financial Select Sector SPDR Fund	Morgan Stanley & Co., Inc.	Put	5,976	September 2015	22.00	134	(120)
	N/A	Put	3,604	September 2015	22.00	79	(72)
Google, Inc., Class A	Deutsche Bank AG	Put	162	September 2015	525.00	251	(237)
Halliburton Co.	Deutsche Bank AG	Put	2,144	July 2015	45.00	217	(480)
	Deutsche Bank AG	Call	2,144	July 2015	57.50	58	(2)

2015	SEMIANNUAL REPORT	17

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2015 (UNAUDITED)

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Humana, Inc.	Goldman Sachs International	Put	416	August 2015	170.00	212	(181)
	Goldman Sachs International	Call	208	August 2015	200.00	150	(162)
	Goldman Sachs International	Call	208	August 2015	210.00	83	(75)
Micron Technology, Inc.	UBS AG	Put	2,830	July 2015	26.00	303	(2,024)
	Societe Generale Bank	Put	2,036	July 2015	27.00	175	(1,654)
	Societe Generale Bank	Call	2,036	July 2015	36.00	37	(1)
	UBS AG	Put	562	October 2015	24.00	86	(301)
Microsoft Corp.	Bank of America N.A.	Put	1,538	July 2015	37.00	165	(2)
	Bank of America N.A.	Put	1,538	January 2016	37.00	337	(122)
Noble Energy, Inc.	Bank of America N.A.	Put	584	August 2015	47.50	106	(312)
Schlumberger Ltd.	Citibank N.A.	Put	543	August 2015	82.50	109	(82)
	Citibank N.A.	Call	543	August 2015	105.00	36	(1)

						$3,395	$(6,789)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$176,269	$—	$87,824
Consumer Staples	139,246	—	—
Energy	101,464	—	—
Financials	171,862	—	—
Health Care	121,144	—	—
Industrials	79,988	—	—
Information Technology	284,385	—	—
Materials	29,849	—	—
Total Common Stocks	$1,104,207	$—	$87,824
Preferred Stocks	—	2,386	—
Purchased Options	59	540	—
Corporate Debt Securities	—	9,037	52,330
United States Government Agency Obligations	—	295	—
Bullion	46,237	—	—
Short-Term Securities	—	218,591	—
Total	$1,150,503	$230,849	$140,154
Forward Foreign Currency Contracts	$—	$517	$—

Liabilities
Forward Foreign Currency Contracts	$—	$686	$—
Futures Contracts	$714	$—	$—
Written Options	$72	$6,717	$—

During the period ended June 30, 2015, securities totaling $211,199 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 1-1-15	$92,612	$47,573
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(5,389)	—	*
Purchases	601	4,757
Sales	—	—
Amortization/Accretion of premium/discount	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 6-30-15	$87,824	$52,330
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-15	$(5,389)	$—	*

18	SEMIANNUAL REPORT	2015

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2015 (UNAUDITED)

Information about Level 3 fair value measurements:

	Fair Value at 6-30-15	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$14,638	Discounted book value	Multiple of book value	1x
			Illiquidity discount	10%
	73,186	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.1 to 14.1%
			Illiquidity discount	10%

Corporate Debt Securities	52,330	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.1%
			Illiquidity discount	10%

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital of illiquidity discount inputs could result in a lower fair value measurement.

During the period ended June 30, 2015, securities totaling $7,147 changed valuation techniques from transaction to discounted cash flows model. The change in valuation techniques is primarily due to the transaction method no longer reflecting current market conditions. Securities totaling $18,532 changed valuation techniques from discounted cash flows model to discounted book value. The change in valuation techniques is primarily due to the discounted cash flows model no longer reflecting current market conditions.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification

(as a % of net assets)
United States	52.1%
United Kingdom	9.3%
China	4.3%
Hong Kong	3.1%
Japan	2.8%
Macau	2.3%
India	2.1%
Netherlands	1.8%
Germany	1.3%
Italy	1.1%
Ireland	1.0%
Sweden	1.0%
Other Countries	0.9%
Other+	16.9%

+Includes gold bullion, options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	19

PORTFOLIO HIGHLIGHTS

Balanced	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	69.5%
Consumer Discretionary	16.4%
Information Technology	11.8%
Financials	10.4%
Industrials	9.9%
Health Care	8.5%
Materials	4.5%
Energy	3.8%
Consumer Staples	3.6%
Telecommunication Services	0.6%
Bonds	28.2%
Corporate Debt Securities	27.1%
United States Government and Government Agency Obligations	1.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.3%

Top 10 Equity Holdings

Company	Sector	Industry
Limited Brands, Inc.	Consumer Discretionary	Apparel Retail
PNC Financial Services Group, Inc. (The)	Financials	Regional Banks
Home Depot, Inc. (The)	Consumer Discretionary	Home Improvement Retail
Boeing Co. (The)	Industrials	Aerospace & Defense
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Union Pacific Corp.	Industrials	Railroads
Cognizant Technology Solutions Corp., Class A	Information Technology	IT Consulting & Other Services
Carnival Corp.	Consumer Discretionary	Hotels, Resorts & Cruise Lines
Citigroup, Inc.	Financials	Other Diversified Financial Services
Broadcom Corp., Class A	Information Technology	Semiconductors

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

20	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 2.3%
Limited Brands, Inc.	110	$9,413

Cable & Satellite – 2.4%
Comcast Corp., Class A	96	5,786
Time Warner Cable, Inc.	22	3,866

		9,652

Casinos & Gaming – 1.2%
Las Vegas Sands, Inc.	95	4,979

Department Stores – 1.0%
Kohl’s Corp.	64	3,982

Home Improvement Retail – 2.1%
Home Depot, Inc. (The)	79	8,779

Hotels, Resorts & Cruise Lines – 2.6%
Carnival Corp.	133	6,544
Hyatt Hotels Corp., Class A (A)	72	4,082

		10,626

Internet Retail – 1.2%
Amazon.com, Inc. (A)	12	5,122

Motorcycle Manufacturers – 1.0%
Harley-Davidson, Inc.	71	4,012

Movies & Entertainment – 1.3%
Twenty-First Century Fox, Inc.	162	5,210

Restaurants – 1.3%
McDonald’s Corp.	56	5,362

Total Consumer Discretionary – 16.4%		67,137
Consumer Staples

Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	34	4,079

Distillers & Vintners – 1.4%
Constellation Brands, Inc.	50	5,766

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Co.	55	4,980

Total Consumer Staples – 3.6%		14,825
Energy

Oil & Gas Exploration & Production – 2.1%
ConocoPhillips	69	4,219
Noble Energy, Inc.	109	4,660

		8,879

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Storage & Transportation – 1.7%
Energy Transfer Partners L.P.	80	$4,172
Plains GP Holdings L.P., Class A	104	2,695

		6,867

Total Energy – 3.8%		15,746
Financials

Asset Management & Custody Banks – 1.4%
Northern Trust Corp.	77	5,918

Consumer Finance – 0.8%
American Express Co.	42	3,225

Multi-Line Insurance – 1.3%
American International Group, Inc.	88	5,409

Other Diversified Financial Services – 3.4%
Citigroup, Inc.	117	6,463
JPMorgan Chase & Co.	112	7,616

		14,079

Regional Banks – 2.3%
PNC Financial Services Group, Inc. (The)	97	9,259

Specialized REITs – 1.2%
Crown Castle International Corp.	59	4,730

Total Financials – 10.4%		42,620
Health Care

Biotechnology – 0.9%
Biogen, Inc. (A)	9	3,757

Pharmaceuticals – 6.8%
Allergen plc (A)	21	6,373
GlaxoSmithKline plc ADR	102	4,257
Johnson & Johnson	61	5,935
Shire Pharmaceuticals Group plc ADR	24	5,747
Teva Pharmaceutical Industries Ltd. ADR	92	5,455

		27,767

Total Health Care – 7.7%		31,524
Industrials

Aerospace & Defense – 5.4%
Boeing Co. (The)	58	8,101
Lockheed Martin Corp.	23	4,350
Precision Castparts Corp.	22	4,297
Rockwell Collins, Inc.	56	5,163

		21,911

Electrical Components & Equipment – 1.4%
Rockwell Automation, Inc.	47	5,858

COMMON STOCKS (Continued)	Shares	Value
Industrial Conglomerates – 1.3%
General Electric Co.	206	$5,474

Railroads – 1.8%
Union Pacific Corp.	78	7,429

Total Industrials – 9.9%		40,672
Information Technology

Application Software – 1.2%
Autodesk, Inc. (A)	97	4,857

Data Processing & Outsourced Services – 2.6%
Alliance Data Systems Corp. (A)	19	5,634
FleetCor Technologies, Inc. (A)	33	5,197

		10,831

IT Consulting & Other Services – 1.7%
Cognizant Technology Solutions Corp., Class A (A)	113	6,885

Semiconductor Equipment – 1.2%
Applied Materials, Inc.	264	5,065

Semiconductors – 3.9%
Broadcom Corp., Class A	125	6,441
Microchip Technology, Inc.	95	4,491
Texas Instruments, Inc.	100	5,172

		16,104

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.	37	4,691

Total Information Technology – 11.8%		48,433
Materials

Diversified Chemicals – 1.9%
Dow Chemical Co. (The)	40	2,047
PPG Industries, Inc.	52	5,942

		7,989

Diversified Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	209	3,899

Industrial Gases – 1.2%
Praxair, Inc.	40	4,722

Total Materials – 4.0%		16,610

TOTAL COMMON STOCKS – 67.6%		$277,567
(Cost: $218,300)

2015	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2015 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Health Care

Pharmaceuticals – 0.8%
Allergan plc, Series A, 5.500%	3	$3,128

Total Health Care – 0.8%		3,128
Materials

Commodity Chemicals – 0.5%
A. Schulman, Inc., Convertible (A)	2	2,097

Total Materials – 0.5%		2,097
Telecommunication Services

Integrated Telecommunication Services – 0.6%
Frontier Communications Corp., Convertible Series A, 11.125% (A)	25	2,529

Total Telecommunication Services – 0.6%		2,529

TOTAL PREFERRED STOCKS – 1.9%		$7,754
(Cost: $7,597)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Apparel Retail – 0.3%
Limited Brands, Inc.:
6.900%, 7-15-17	$250	272
6.625%, 4-1-21	460	506
5.625%, 2-15-22	414	436

		1,214

Auto Parts & Equipment – 0.1%
Delphi Corp.,
5.000%, 2-15-23	411	438

Automobile Manufacturers – 0.5%
Toyota Motor Credit Corp.,
2.000%, 10-24-18	400	403
Volkswagen Group of America, Inc.:
2.125%, 5-23-19 (B)	1,250	1,249
2.400%, 5-22-20 (B)	500	497

		2,149

Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5-15-22	200	196

Cable & Satellite – 0.6%
News American, Inc.,
3.000%, 9-15-22	1,000	976
Pearson Funding Five plc,
3.250%, 5-8-23 (B)	300	287

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cable & Satellite (Continued)
Viacom, Inc.:
2.500%, 9-1-18	$100	$101
2.200%, 4-1-19	700	692
2.750%, 12-15-19	500	500

		2,556

Distributors – 0.1%
LKQ Corp.,
4.750%, 5-15-23	282	269

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7-15-17	100	104
1.875%, 4-15-18	250	249

		353

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4-15-23	500	490

Hotels, Resorts & Cruise Lines – 0.1%
Hyatt Hotels Corp.,
3.375%, 7-15-23	250	243

Internet Retail – 0.1%
Amazon.com, Inc.,
2.600%, 12-5-19	450	452

Total Consumer Discretionary – 2.0%		8,360
Consumer Staples

Brewers – 0.2%
Heineken N.V.,
1.400%, 10-1-17 (B)	250	250
SABMiller Holdings, Inc.,
2.200%, 8-1-18 (B)	500	505

		755

Distillers & Vintners – 0.2%
Beam, Inc.,
1.750%, 6-15-18	250	249
Brown-Forman Corp.,
1.000%, 1-15-18	500	493

		742

Drug Retail – 0.1%
Walgreens Boots Alliance, Inc.,
2.700%, 11-18-19	300	300

Food Distributors – 0.2%
Campbell Soup Co.,
2.500%, 8-2-22	700	665
ConAgra Foods, Inc.,
1.900%, 1-25-18	200	197

		862

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10-1-22	$250	$244

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8-15-22	300	290

Tobacco – 0.1%
BAT International Finance plc,
2.750%, 6-15-20 (B)	600	604

Total Consumer Staples – 0.9%		3,797
Energy

Oil & Gas Drilling – 0.1%
Transocean, Inc.,
2.500%, 10-15-17	500	485

Oil & Gas Equipment & Services – 0.0%
National Oilwell Varco, Inc.,
1.350%, 12-1-17	250	247

Oil & Gas Exploration & Production – 1.8%
BP Capital Markets plc,
2.315%, 2-13-20	500	498
BP Capital Markets plc (GTD by BP plc),
2.241%, 9-26-18	400	406
ConocoPhillips,
1.050%, 12-15-17	400	397
Devon Energy Corp.,
2.250%, 12-15-18	500	501
ONEOK Partners L.P.,
3.200%, 9-15-18	750	766
Stone Energy Corp., Convertible,
1.750%, 3-1-17	1,650	1,507
Whiting Petroleum Corp., Convertible,
1.250%, 4-1-20 (B)	2,900	3,168

		7,243

Oil & Gas Storage & Transportation – 0.8%
Buckeye Partners L.P.,
2.650%, 11-15-18	400	398
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9-1-19	1,575	1,286
Kinder Morgan Energy Partners L.P.,
2.650%, 2-1-19	500	495
Williams Partners L.P.,
3.600%, 3-15-22	1,000	970

		3,149

Total Energy – 2.7%		11,124

22	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Balanced (in thousands) JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials

Asset Management & Custody Banks – 0.8%
Ares Capital Corp.:
4.875%, 11-30-18	$1,200	$1,257
3.875%, 1-15-20	1,950	1,978

		3,235

Consumer Finance – 1.2%
American Express Co.,
4.900%, 12-29-49	800	775
American Express Credit Corp.,
2.125%, 7-27-18	100	101
American Honda Finance Corp.,
2.125%, 10-10-18	150	152
Capital One Bank USA N.A.:
2.150%, 11-21-18	500	499
2.250%, 2-13-19	500	497
Capital One N.A.,
2.400%, 9-5-19	650	644
Charles Schwab Corp. (The),
2.200%, 7-25-18	300	304
Hyundai Capital America,
2.875%, 8-9-18 (B)	250	256
Intercontinental Exchange Group, Inc.,
2.500%, 10-15-18	100	102
SLM Corp.,
4.875%, 6-17-19	500	495
Total System Services, Inc.,
2.375%, 6-1-18	1,100	1,097

		4,922

Diversified Banks – 5.7%
ABN AMRO Bank N.V.,
2.500%, 10-30-18 (B)	800	813
Banco Hipotecario Nacional:
7.916%, 7-25-09 (B)(C)	17	—
8.000%, 3-31-11 (B)(C)	4	—
Bank of America Corp.:
2.000%, 1-11-18	400	401
8.000%, 12-29-49	1,452	1,532
Bank of New York Mellon Corp. (The),
2.100%, 1-15-19	500	501
Bank of Nova Scotia (The):
1.450%, 4-25-18	500	497
2.050%, 10-30-18	200	202
Barclays Bank plc,
2.500%, 2-20-19	400	402
BNP Paribas S.A.,
2.450%, 3-17-19	900	911
Commonwealth Bank of Australia,
2.250%, 3-13-19	700	703
DBS Group Holdings Ltd.,
2.246%, 7-16-19 (B)	1,000	1,000
ING Bank N.V.:
2.500%, 10-1-19 (B)	1,100	1,106
2.450%, 3-16-20 (B)	800	799
KeyBank N.A.,
2.500%, 12-15-19	500	502

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Lloyds Bank plc,
2.350%, 9-5-19	$600	$600
Mizuho Bank Ltd.,
2.650%, 9-25-19 (B)	1,300	1,315
National Australia Bank Ltd.,
2.400%, 12-9-19 (B)	1,250	1,255
Rabobank Capital Funding Trust III (GTD by Rabobank Nederland),
5.254%, 12-31-49 (B)	1,500	1,548
Royal Bank of Scotland Group plc (The),
7.640%, 3-29-49	700	748
Skandinaviska Enskilda Banken AB,
2.375%, 3-25-19 (B)	1,000	1,010
Societe Generale S.A.:
4.250%, 4-14-25 (B)	500	469
5.922%, 4-29-49 (B)	1,000	1,024
Standard Chartered plc,
2.250%, 4-17-20 (B)	2,000	1,964
Sumitomo Mitsui Banking Corp.,
2.450%, 1-16-20	600	601
Swedbank AB (publ),
1.750%, 3-12-18 (B)	300	300
UBS Preferred Funding Trust V,
6.243%, 5-29-49	1,250	1,278
Wells Fargo & Co.:
1.500%, 1-16-18	250	249
2.150%, 1-15-19	500	503
Westpac Banking Corp.,
2.250%, 7-30-18	1,000	1,015

		23,248

Investment Banking & Brokerage – 0.9%
BGC Partners, Inc.,
5.375%, 12-9-19	500	521
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3-26-20 (B)	500	494
Goldman Sachs Group, Inc. (The):
2.900%, 7-19-18	450	461
2.625%, 1-31-19	1,000	1,016
2.600%, 4-23-20	800	795
Morgan Stanley,
2.125%, 4-25-18	500	503

		3,790

Life & Health Insurance – 0.2%
AIA Group Ltd.,
2.250%, 3-11-19 (B)	800	794

Mortgage REITs – 0.3%
Mubadala GE Capital,
3.000%, 11-10-19 (B)	1,250	1,239

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Multi-Line Insurance – 0.1%
American International Group, Inc.,
2.300%, 7-16-19	$300	$299

Other Diversified Financial Services – 2.9%
Citigroup, Inc.:
3.875%, 2-19-19	500	496
2.550%, 4-8-19	2,050	2,066
2.400%, 2-18-20	850	841
5.800%, 11-29-49	1,400	1,404
5.950%, 12-31-49	1,250	1,206
Daimler Finance North America LLC,
2.375%, 8-1-18 (B)	150	152
Fidelity National Financial, Inc.,
6.600%, 5-15-17	800	866
Fifth Street Finance Corp.,
4.875%, 3-1-19	1,300	1,323
JPMorgan Chase & Co.,
7.900%, 4-29-49	500	529
Moody’s Corp.,
2.750%, 7-15-19	250	252
MUFG Americas Holdings Corp.,
2.250%, 2-10-20	750	740
PennantPark Investment Corp.,
4.500%, 10-1-19	1,650	1,656
Total Capital,
2.125%, 8-10-18	300	304
Total Capital Canada Ltd.,
1.450%, 1-15-18	200	200

		12,035

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp.,
2.000%, 8-15-18	250	253
Berkshire Hathaway, Inc.,
1.550%, 2-9-18	250	251

		504

Regional Banks – 0.5%
BB&T Corp.,
1.450%, 1-12-18	300	299
PNC Bank N.A.,
2.200%, 1-28-19	750	753
SunTrust Banks, Inc.:
2.350%, 11-1-18	500	503
5.625%, 12-29-49	400	402

		1,957

Specialized REITs – 0.7%
Air Lease Corp.,
3.750%, 2-1-22	600	599
Aircastle Ltd.,
5.125%, 3-15-21	1,626	1,642
Crown Castle International Corp.,
5.250%, 1-15-23	623	628

		2,869

2015	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Thrifts & Mortgage Finance – 0.1%
Walter Investment Management Corp., Convertible,
4.500%, 11-1-19	$650	$532

Total Financials – 13.5%		55,424
Health Care

Biotechnology – 0.3%
Amgen, Inc.,
2.200%, 5-22-19	1,300	1,295

Health Care Equipment – 0.3%
Mallinckrodt International Finance S.A.,
3.500%, 4-15-18	250	251
Medtronic, Inc.,
2.500%, 3-15-20 (B)	500	500
Zimmer Holdings, Inc.,
2.700%, 4-1-20	350	348

		1,099

Health Care Services – 0.1%
Quest Diagnostics, Inc.,
2.500%, 3-30-20	500	496

Health Care Supplies – 0.7%
C.R. Bard, Inc.,
1.375%, 1-15-18	500	496
Cardinal Health, Inc.,
2.400%, 11-15-19	700	694
Express Scripts Holding Co.,
2.250%, 6-15-19	1,500	1,487

		2,677

Managed Health Care – 0.4%
Aetna, Inc.,
2.200%, 3-15-19	800	800
WellPoint, Inc.,
1.875%, 1-15-18	1,000	998

		1,798

Pharmaceuticals – 0.8%
Amgen, Inc.,
2.125%, 5-1-20	1,000	978
Forest Laboratories, Inc.,
5.000%, 12-15-21 (B)	1,258	1,364
Perrigo Co. Ltd.,
2.300%, 11-8-18	945	946

		3,288

Total Health Care – 2.6%		10,653

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials

Aerospace & Defense – 0.6%
General Dynamics Corp.,
1.000%, 11-15-17	$500	$498
Northrop Grumman Corp.,
1.750%, 6-1-18	250	250
TransDigm Group, Inc.,
7.500%, 7-15-21	1,626	1,748

		2,496

Environmental & Facilities Services – 0.1%
Ecolab, Inc.,
1.450%, 12-8-17	500	496

Industrial Machinery – 0.5%
Eaton Corp.,
1.500%, 11-2-17	1,940	1,935

Railroads – 0.2%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5-15-20	300	293
Union Pacific Corp.,
2.250%, 2-15-19	250	253

		546

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11-15-18	100	100
2.350%, 2-26-19	400	399

		499

Total Industrials – 1.5%		5,972
Information Technology

Data Processing & Outsourced Services – 0.2%
Fidelity National Information Services, Inc.,
2.000%, 4-15-18	250	250
Fiserv, Inc.,
2.700%, 6-1-20	300	299

		549

IT Consulting & Other Services – 0.4%
iGATE Corp.,
4.750%, 4-15-19	1,626	1,685

Semiconductors – 0.4%
Broadcom Corp.,
2.700%, 11-1-18	250	253
Micron Technology, Inc.,
5.500%, 2-1-25 (B)	1,626	1,524

		1,777

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Systems Software – 0.3%
CA, Inc.,
2.875%, 8-15-18	$150	$153
Oracle Corp.,
2.250%, 10-8-19	1,200	1,206

		1,359

Total Information Technology – 1.3%		5,370
Materials

Diversified Metals & Mining – 0.6%
Anglo American plc,
4.125%, 4-15-21 (B)	500	500
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton plc and BHP Billiton Ltd.),
2.050%, 9-30-18	100	102
Freeport-McMoRan Copper & Gold, Inc.,
2.375%, 3-15-18	150	149
Glencore Funding LLC:
3.125%, 4-29-19 (B)	500	504
2.875%, 4-16-20 (B)	1,000	979
Teck Resources,
3.000%, 3-1-19	100	96

		2,330

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
2.125%, 7-15-19	600	595

Industrial Gases – 0.3%
Airgas, Inc.,
1.650%, 2-15-18	500	497
Praxair, Inc.:
1.250%, 11-7-18	400	394
3.000%, 9-1-21	500	515

		1,406

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5-1-18 (B)	300	306

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12-1-19	150	150
RPM International, Inc.,
3.450%, 11-15-22	250	241

		391

Total Materials – 1.2%		5,028

24	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Telecommunication Services

Integrated Telecommunication Services – 0.5%
AT&T, Inc.,
2.300%, 3-11-19	$2,050	$2,050
Verizon Communications, Inc.,
2.625%, 2-21-20	107	107

		2,157

Wireless Telecommunication Service – 0.1%
American Tower Corp.,
4.700%, 3-15-22	195	203
Virgin Media Finance plc,
4.875%, 2-15-22	200	188

		391

Total Telecommunication Services – 0.6%		2,548
Utilities

Electric Utilities – 0.2%
Electricite de France S.A.,
2.150%, 1-22-19 (B)	500	503
PPL Energy Supply LLC,
4.600%, 12-15-21	100	92
Southern Co. (The),
2.450%, 9-1-18	150	153

		748

Gas Utilities – 0.1%
Sempra Energy,
2.400%, 3-15-20	500	496

Multi-Utilities – 0.1%
Dominion Resources, Inc.,
2.500%, 12-1-19	500	501

Renewable Electricity – 0.4%
Canadian Solar, Inc., Convertible,
4.250%, 2-15-19	1,400	1,371

Total Utilities – 0.8%		3,116

TOTAL CORPORATE DEBT SECURITIES – 27.1%		$111,392
(Cost: $110,906)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Mortgage-Backed Obligations – 0.7%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	$46	$47
5.000%, 1-1-18	20	22
5.500%, 4-1-18	1	1
5.000%, 5-1-18	15	16
4.500%, 7-1-18	301	313
6.500%, 10-1-28	116	134
6.500%, 2-1-29	62	71
7.500%, 4-1-31	75	87
7.000%, 7-1-31	76	88
7.000%, 9-1-31	139	163
6.500%, 2-1-32	309	365
7.000%, 2-1-32	183	212
7.000%, 3-1-32	76	92
7.000%, 7-1-32	115	133
6.000%, 9-1-32	544	629
5.500%, 5-1-33	137	155
5.500%, 6-1-33	84	95
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1997-A, Class 3-A,
8.293%, 12-15-26	46	56

		2,679

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.7%		$2,679
(Cost: $2,387)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.4%
U.S. Treasury Notes:
0.625%, 2-15-17	200	200
0.625%, 5-31-17	1,500	1,499

		1,699

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.4%		$1,699
(Cost: $1,686)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (D) – 1.2%
EMC Corp.,
0.110%, 7-16-15	$5,000	$5,000

Master Note – 0.9%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (E)	3,507	3,507

TOTAL SHORT-TERM SECURITIES – 2.1%		$8,507
(Cost: $8,507)

TOTAL INVESTMENT SECURITIES – 99.8%		$409,598
(Cost: $349,383)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		747

NET ASSETS – 100.0%		$410,345

2015	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2015 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $28,278 or 6.9% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at June 30, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$277,567	$—	$—
Preferred Stocks	5,657	2,097	—
Corporate Debt Securities	—	111,392	—
United States Government Agency Obligations	—	2,679	—
United States Government Obligations	—	1,699	—
Short-Term Securities	—	8,507	—
Total	$283,224	$126,374	$—

During the period ended June 30, 2015, securities totaling $1,865 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Bond	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation
Bonds	89.5%
Corporate Debt Securities	56.3%
United States Government and Government Agency Obligations	29.4%
Municipal Bonds	2.6%
Other Government Securities	1.1%
Mortgage-Backed Securities	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	10.5%

Quality Weightings
Investment Grade	81.0%
AAA	0.9%
AA	33.8%
A	23.4%
BBB	22.9%
Non-Investment Grade	8.5%
BB	4.4%
B	0.7%
Below CCC	0.1%
Non-rated	3.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	10.5%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Apparel Retail – 1.3%
Limited Brands, Inc.:
7.000%, 5-1-20	$1,000	$1,132
5.625%, 2-15-22	2,665	2,805

		3,937

Apparel, Accessories & Luxury Goods – 0.5%
Hanesbrands, Inc.,
6.375%, 12-15-20	1,400	1,465

Automobile Manufacturers – 0.7%
General Motors Co.,
5.000%, 4-1-35	2,000	1,964

Cable & Satellite – 0.8%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
3.800%, 3-15-22	1,619	1,626
3.950%, 1-15-25	815	798

		2,424

Homebuilding – 0.7%
Toll Brothers Finance Corp.,
4.375%, 4-15-23	2,055	2,014

Internet Retail – 1.4%
Amazon.com, Inc.,
4.800%, 12-5-34	4,370	4,328

Restaurants – 0.6%
McDonald’s Corp.,
5.350%, 3-1-18	1,660	1,819

Total Consumer Discretionary – 6.0%		17,951
Consumer Staples

Brewers – 0.7%
Anheuser-Busch InBev Worldwide, Inc.,
1.375%, 7-15-17	2,000	2,009

Drug Retail – 0.3%
Walgreen Co.,
1.800%, 9-15-17	1,000	1,004

Food Retail – 0.9%
Kroger Co. (The),
6.800%, 12-15-18	2,245	2,581

Household Products – 0.9%
Procter & Gamble Co. (The),
8.000%, 9-1-24	2,000	2,756

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Packaged Foods & Meats – 0.7%
General Mills, Inc.,
1.400%, 10-20-17	$2,200	$2,196

Total Consumer Staples – 3.5%		10,546
Energy

Oil & Gas Equipment & Services – 0.8%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1-31-19	2,000	2,279

Oil & Gas Exploration & Production – 2.6%
BP Capital Markets plc,
1.674%, 2-13-18	2,250	2,257
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11-15-34	1,500	1,446
EQT Corp.,
8.125%, 6-1-19	3,494	4,087

		7,790

Oil & Gas Storage & Transportation – 1.8%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4-1-21	984	1,042
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.600%, 11-1-24	2,031	1,957
Tennessee Gas Pipeline Co.,
7.000%, 3-15-27	2,000	2,351

		5,350

Total Energy – 5.2%		15,419
Financials

Asset Management & Custody Banks – 0.9%
Ares Capital Corp.,
3.875%, 1-15-20	2,780	2,819

Consumer Finance – 1.2%
Discover Financial Services,
3.950%, 11-6-24	2,800	2,717
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7-10-19	800	817

		3,534

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks – 3.2%
Bank of America Corp.,
5.650%, 5-1-18	$2,000	$2,196
Bank of Nova Scotia (The),
1.250%, 4-11-17	2,000	2,004
U.S. Bank N.A.,
1.350%, 1-26-18	2,000	1,998
Wachovia Corp.,
5.750%, 6-15-17	3,000	3,258

		9,456

Health Care REITs – 0.4%
Health Care REIT, Inc.,
4.000%, 6-1-25	1,300	1,283

Investment Banking & Brokerage – 2.2%
Goldman Sachs Group, Inc. (The),
7.500%, 2-15-19	3,000	3,522
Morgan Stanley:
5.950%, 12-28-17	2,000	2,198
3.700%, 10-23-24	1,000	994

		6,714

Other Diversified Financial Services – 3.0%
Citigroup, Inc.:
1.300%, 11-15-16	2,000	1,998
2.550%, 4-8-19	1,668	1,681
JPMorgan Chase & Co.,
2.000%, 8-15-17	3,000	3,030
TIAA Asset Management Finance Co. LLC,
4.125%, 11-1-24 (A)	2,400	2,414

		9,123

Regional Banks – 1.0%
PNC Bank N.A.:
1.500%, 2-23-18	1,500	1,494
3.300%, 10-30-24	1,500	1,477

		2,971

Specialized REITs – 1.1%
Aircastle Ltd.,
5.500%, 2-15-22	2,098	2,141
Crown Castle International Corp.,
5.250%, 1-15-23	1,027	1,035

		3,176

Total Financials – 13.0%		39,076
Health Care

Biotechnology – 1.0%
Amgen, Inc.,
1.250%, 5-22-17	2,955	2,952

28	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Equipment – 1.0%
Medtronic, Inc.,
4.375%, 3-15-35 (A)	$2,940	$2,909

Pharmaceuticals – 1.6%
AbbVie, Inc.,
4.500%, 5-14-35	1,900	1,853
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.),
2.350%, 3-12-18	1,200	1,207
Mylan, Inc.,
1.350%, 11-29-16	1,800	1,794

		4,854

Total Health Care – 3.6%		10,715
Industrials

Aerospace & Defense – 1.3%
BAE Systems Finance, Inc.,
7.500%, 7-1-27 (A)	1,522	1,999
BAE Systems plc,
3.500%, 10-11-16 (A)	1,700	1,747

		3,746

Airlines – 0.4%
Southwest Airlines Co.,
5.125%, 3-1-17	1,180	1,252

Electrical Components & Equipment – 0.8%
WESCO Distribution, Inc.,
5.375%, 12-15-21	2,375	2,399

Environmental & Facilities Services – 2.0%
Republic Services, Inc.,
3.800%, 5-15-18	1,000	1,051
Waste Management, Inc.:
6.100%, 3-15-18	2,000	2,232
7.100%, 8-1-26	2,065	2,704

		5,987

Industrial Conglomerates – 1.1%
General Electric Capital Corp.,
5.625%, 9-15-17	3,000	3,265

Railroads – 0.3%
Burlington Northern Santa Fe LLC,
3.400%, 9-1-24	1,000	991

Trading Companies & Distributors – 0.7%
HD Supply, Inc.,
5.250%, 12-15-21 (A)	2,007	2,035

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Trucking – 0.7%
Penske Truck Leasing Co. L.P.,
2.875%, 7-17-18 (A)	$2,000	$2,036

Total Industrials – 7.3%		21,711
Information Technology

Communications Equipment – 0.3%
QUALCOMM, Inc.,
2.250%, 5-20-20	1,000	994

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp.,
5.250%, 12-1-17 (A)	4,500	4,646

Electronic Equipment & Instruments – 1.1%
Xerox Corp.,
6.350%, 5-15-18	2,827	3,149

Electronic Manufacturing Services – 1.2%
Jabil Circuit, Inc.,
8.250%, 3-15-18	3,150	3,567

Internet Software & Services – 1.7%
Alibaba Group Holding Ltd.,
3.600%, 11-28-24 (A)	2,040	1,964
Google, Inc.,
3.375%, 2-25-24	2,950	3,024

		4,988

Systems Software – 0.6%
CA, Inc.,
5.375%, 12-1-19	1,580	1,758

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.,
2.500%, 2-9-25	4,000	3,745
Oracle Corp.,
3.900%, 5-15-35	4,040	3,745

		7,490

Total Information Technology – 8.9%		26,592
Materials

Diversified Metals & Mining – 0.8%
Glencore Funding LLC,
3.125%, 4-29-19 (A)	2,500	2,521

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialty Chemicals – 0.7%
Methanex Corp.,
5.250%, 3-1-22	$1,904	$2,035

Total Materials – 1.5%		4,556
Telecommunication Services

Integrated Telecommunication Services – 2.8%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.),
5.500%, 11-15-19	3,500	3,922
Verizon Communications, Inc.,
5.150%, 9-15-23	4,000	4,383

		8,305

Wireless Telecommunication Service – 0.3%
Crown Castle Towers LLC,
3.663%, 5-15-25 (A)	1,000	979

Total Telecommunication Services – 3.1%		9,284
Utilities

Electric Utilities – 0.5%
Kansas City Power & Light Co.,
6.375%, 3-1-18	1,500	1,679

Multi-Utilities – 2.9%
Duke Energy Carolinas LLC,
3.750%, 6-1-45	3,000	2,725
Duke Energy Indiana, Inc.,
3.750%, 7-15-20	3,000	3,192
NorthWestern Corp.,
6.340%, 4-1-19	2,400	2,753

		8,670

Water Utilities – 0.8%
California Water Service Co.,
5.875%, 5-1-19	2,000	2,282

Total Utilities – 4.2%		12,631

TOTAL CORPORATE DEBT SECURITIES – 56.3%		$168,481
(Cost: $167,058)

2015	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2015 (UNAUDITED)

MORTGAGE-BACKED SECURITIES	Principal	Value
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1,
2.608%, 3-25-35 (B)	$1,747	$173
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.597%, 2-25-34 (B)	328	24
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.398%, 3-25-34 (B)	602	37

		234

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$234
(Cost: $2,675)

MUNICIPAL BONDS
Massachusetts – 0.9%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12-15-18	2,500	2,711

New York – 1.7%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3-1-29 (A)	3,800	5,078

TOTAL MUNICIPAL BONDS – 2.6%		$7,789
(Cost: $6,361)

OTHER GOVERNMENT SECURITIES (C)
Canada – 1.1%
Province de Quebec,
7.140%, 2-27-26	2,500	3,302

TOTAL OTHER GOVERNMENT SECURITIES – 1.1%		$3,302
(Cost: $2,811)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 21.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6-15-26	4,409	4,755

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
4.000%, 11-15-36	$1,065	$1,116
4.500%, 9-15-37	629	637
4.500%, 8-15-39	1,206	1,256
5.045%, 7-25-44 (A)(B)	1,950	2,089
4.498%, 12-25-44 (A)(B)	1,000	1,060
3.782%, 10-25-45 (A)(B)	2,000	2,025
3.623%, 11-25-45 (A)(B)	1,000	1,003
4.751%, 11-25-46 (A)(B)	2,055	2,207
4.436%, 7-25-48 (A)(B)	2,350	2,470
4.570%, 12-25-48 (A)(B)	1,000	1,072
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates,
3.000%, 1-1-33	823	834
Federal Home Loan Mortgage Corp. Fixed Rate Pass-Through Certificates:
3.000%, 8-1-28	4,405	4,539
3.500%, 10-1-28	4,855	5,115
Federal National Mortgage Association Agency REMIC/CMO:
3.000%, 2-25-25	3,538	3,698
2.390%, 6-1-25	1,500	1,519
1.500%, 4-25-28	4,750	4,718
5.500%, 11-25-36 (D)	1,422	323
5.500%, 4-25-37	713	769
4.500%, 6-25-40	755	806
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.514%, 12-1-19	7,209	7,942
5.500%, 10-1-21	1,168	1,258
6.000%, 7-1-22	839	926
6.000%, 9-1-22	1,363	1,512
3.000%, 7-1-28	4,152	4,278
5.500%, 2-1-35	912	1,039
Government National Mortgage Association Agency REMIC/CMO:
2.000%, 3-16-42	4,323	4,241
0.120%, 6-17-45 (B)(D)	56	—	*

		63,207

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 21.1%		$63,207
(Cost: $63,892)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Obligations – 8.3%
U.S. Treasury Bonds,
3.000%, 11-15-44	$7,744	$7,539
U.S. Treasury Notes:
3.125%, 1-31-17	6,000	6,244
2.750%, 2-28-18	6,000	6,289
2.000%, 2-15-23	5,000	4,939

		25,011

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.3%		$25,011
(Cost: $26,258)

SHORT-TERM SECURITIES
Commercial Paper (E) – 7.3%
Air Products and Chemicals, Inc.,
0.140%, 7-6-15	4,000	4,000
EMC Corp.,
0.110%, 7-16-15	1,654	1,654
John Deere Canada ULC (GTD by Deere & Co.),
0.120%, 7-13-15	6,000	5,999
Kroger Co. (The):
0.300%, 7-1-15	6,140	6,140
0.360%, 7-6-15	4,000	4,000

		21,793

Master Note – 1.2%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (F)	3,639	3,639

United States Government Agency Obligations – 0.7%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.110%, 7-7-15 (F)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 9.2%		$27,432
(Cost: $27,432)

TOTAL INVESTMENT SECURITIES – 98.7%		$295,456
(Cost: $296,487)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		4,020

NET ASSETS – 100.0%		$299,476

30	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Bond (in thousands) JUNE 30, 2015 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $40,254 or 13.4% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(C)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Rate shown is the yield to maturity at June 30, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$168,481	$—
Mortgage-Backed Securities	—	234	—
Municipal Bonds	—	7,789	—
Other Government Securities	—	3,302	—
United States Government Agency Obligations	—	63,207	—
United States Government Obligations	—	25,011	—
Short-Term Securities	—	27,432	—
Total	$—	$295,456	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REITS = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	31

PORTFOLIO HIGHLIGHTS

Core Equity ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	98.8%
Health Care	22.2%
Information Technology	18.3%
Consumer Discretionary	17.4%
Financials	9.8%
Industrials	8.1%
Consumer Staples	8.1%
Energy	7.0%
Materials	4.2%
Telecommunication Services	3.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.2%

Top 10 Equity Holdings

Company	Sector	Industry
Citigroup, Inc.	Financials	Other Diversified Financial Services
Teva Pharmaceutical Industries Ltd. ADR	Health Care	Pharmaceuticals
Allergen plc	Health Care	Pharmaceuticals
Philip Morris International, Inc.	Consumer Staples	Tobacco
Bristol-Myers Squibb Co.	Health Care	Pharmaceuticals
Dollar General Corp.	Consumer Discretionary	General Merchandise Stores
Microsoft Corp.	Information Technology	Systems Software
Medtronic plc	Health Care	Health Care Equipment
Applied Materials, Inc.	Information Technology	Semiconductor Equipment
Adobe Systems, Inc.	Information Technology	Application Software

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

32	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Core Equity (in thousands) JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.7%
Polo Ralph Lauren Corp.	27	$3,613

Auto Parts & Equipment – 3.7%
Delphi Automotive plc	125	10,602
Magna International, Inc.	128	7,168

		17,770

Broadcasting – 1.8%
CBS Corp., Class B	159	8,852

Cable & Satellite – 1.9%
Comcast Corp., Class A	150	9,027

General Merchandise Stores – 2.7%
Dollar General Corp.	169	13,146

Home Improvement Retail – 2.2%
Home Depot, Inc. (The)	97	10,724

Hotels, Resorts & Cruise Lines – 1.4%
Hilton Worldwide Holdings, Inc. (A)	239	6,595

Internet Retail – 1.5%
Amazon.com, Inc. (A)	16	7,076

Restaurants – 1.5%
Starbucks Corp.	133	7,142

Total Consumer Discretionary – 17.4%		83,945
Consumer Staples

Brewers – 2.3%
Anheuser-Busch InBev S.A. ADR	92	11,114

Hypermarkets & Super Centers – 1.8%
Costco Wholesale Corp.	66	8,883

Packaged Foods & Meats – 1.0%
Kraft Foods Group, Inc.	58	4,963

Tobacco – 3.0%
Philip Morris International, Inc.	179	14,332

Total Consumer Staples – 8.1%		39,292
Energy

Oil & Gas Exploration & Production – 4.3%
Cabot Oil & Gas Corp.	252	7,961
Cimarex Energy Co.	32	3,567
EOG Resources, Inc.	33	2,889
Noble Energy, Inc.	153	6,524

		20,941

Oil & Gas Refining & Marketing – 1.1%
Phillips 66	67	5,367

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Storage & Transportation – 1.6%
MarkWest Energy Partners L.P.	137	$7,747

Total Energy – 7.0%		34,055
Financials

Consumer Finance – 2.1%
Capital One Financial Corp.	118	10,380

Multi-Line Insurance – 2.0%
American International Group, Inc.	155	9,564

Other Diversified Financial Services – 5.7%
Citigroup, Inc.	395	21,820
JPMorgan Chase & Co.	86	5,820

		27,640

Total Financials – 9.8%		47,584
Health Care

Biotechnology – 4.2%
Alexion Pharmaceuticals, Inc. (A)	64	11,497
Celgene Corp. (A)	78	9,039

		20,536

Health Care Equipment – 2.6%
Medtronic plc (A)	170	12,567

Health Care Facilities – 1.7%
HCA Holdings, Inc. (A)	91	8,256

Managed Health Care – 1.6%
Humana, Inc.	40	7,603

Pharmaceuticals – 12.1%
Allergen plc (A)	52	15,719
Bristol-Myers Squibb Co.	198	13,175
Shire Pharmaceuticals Group plc ADR	52	12,461
Teva Pharmaceutical Industries Ltd. ADR	289	17,051

		58,406

Total Health Care – 22.2%		107,368
Industrials

Aerospace & Defense – 3.5%
Boeing Co. (The)	72	9,988
Rockwell Collins, Inc.	74	6,815

		16,803

Railroads – 4.6%
Canadian Pacific Railway Ltd.	54	8,611
Kansas City Southern	89	8,108

COMMON STOCKS (Continued)	Shares	Value
Railroads (Continued)
Union Pacific Corp.	60	$5,751

		22,470

Total Industrials – 8.1%		39,273
Information Technology

Application Software – 3.9%
Adobe Systems, Inc. (A)	154	12,467
Autodesk, Inc. (A)	129	6,445

		18,912

Data Processing & Outsourced Services – 2.1%
MasterCard, Inc., Class A	106	9,918

Internet Software & Services – 1.4%
Google, Inc., Class A (A)	13	6,858

IT Consulting & Other Services – 2.1%
Cognizant Technology Solutions Corp., Class A (A)	165	10,049

Semiconductor Equipment – 2.6%
Applied Materials, Inc.	651	12,518

Semiconductors – 3.5%
NXP Semiconductors N.V. (A)	61	5,971
Texas Instruments, Inc.	217	11,157

		17,128

Systems Software – 2.7%
Microsoft Corp.	296	13,051

Total Information Technology – 18.3%		88,434
Materials

Diversified Chemicals – 2.1%
PPG Industries, Inc.	88	10,073

Industrial Gases – 2.1%
Air Products and Chemicals, Inc.	73	10,002

Total Materials – 4.2%		20,075
Telecommunication Services

Alternative Carriers – 1.6%
Level 3 Communications, Inc. (A)	148	7,769

Wireless Telecommunication Service – 2.1%
American Tower Corp., Class A	107	10,000

Total Telecommunication Services – 3.7%		17,769

TOTAL COMMON STOCKS – 98.8%		$477,795
(Cost: $419,483)

2015	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS

Core Equity (in thousands)	JUNE 30, 2015 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (B) – 1.4%
Northern Illinois Gas Co.,
0.300%, 7-1-15	$6,533	$6,533

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (C)	882	882

TOTAL SHORT-TERM SECURITIES – 1.6%		$7,415
(Cost: $7,415)

TOTAL INVESTMENT SECURITIES – 100.4%		$485,210
(Cost: $426,898)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(1,743)

NET ASSETS – 100.0%		$483,467

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$477,795	$—	$—
Short-Term Securities	—	7,415	—
Total	$477,795	$7,415	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

34	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Dividend Opportunities	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	90.2%
Health Care	18.6%
Financials	14.9%
Industrials	14.1%
Consumer Discretionary	12.5%
Information Technology	12.5%
Energy	6.7%
Consumer Staples	5.2%
Materials	4.3%
Utilities	1.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	9.8%

Top 10 Equity Holdings

Company	Sector	Industry
Citigroup, Inc.	Financials	Other Diversified Financial Services
Teva Pharmaceutical Industries Ltd. ADR	Health Care	Pharmaceuticals
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Bristol-Myers Squibb Co.	Health Care	Pharmaceuticals
Pfizer, Inc.	Health Care	Pharmaceuticals
Medtronic plc	Health Care	Health Care Equipment
Applied Materials, Inc.	Information Technology	Semiconductor Equipment
Microsoft Corp.	Information Technology	Systems Software
Energy Transfer Equity L.P.	Energy	Oil & Gas Storage & Transportation
McDonald’s Corp.	Consumer Discretionary	Restaurants

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS

Dividend Opportunities (in thousands) JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Advertising – 1.6%
Omnicom Group, Inc.	114	$7,943

Apparel Retail – 1.4%
Limited Brands, Inc.	86	7,407

Automobile Manufacturers – 1.1%
Ford Motor Co.	358	5,376

Cable & Satellite – 3.8%
Comcast Corp., Class A	112	6,757
Time Warner Cable, Inc.	71	12,712

		19,469

Home Improvement Retail – 1.8%
Home Depot, Inc. (The)	85	9,435

Restaurants – 2.8%
McDonald’s Corp.	148	14,094

Total Consumer Discretionary – 12.5%		63,724
Consumer Staples

Brewers – 2.0%
Anheuser-Busch InBev S.A. ADR	86	10,342

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Co.	51	4,610

Tobacco – 2.3%
Philip Morris International, Inc.	145	11,637

Total Consumer Staples – 5.2%		26,589
Energy

Integrated Oil & Gas – 1.6%
Occidental Petroleum Corp.	104	8,072

Oil & Gas Storage & Transportation – 5.1%
Energy Transfer Equity L.P.	222	14,230
MarkWest Energy Partners L.P.	160	9,007
Plains GP Holdings L.P., Class A	98	2,536

		25,773

Total Energy – 6.7%		33,845
Financials

Diversified Banks – 1.6%
Wells Fargo & Co.	145	8,143

Industrial REITs – 1.2%
ProLogis	167	6,185

COMMON STOCKS (Continued)	Shares	Value
Other Diversified Financial Services – 7.1%
Citigroup, Inc.	339	$18,732
JPMorgan Chase & Co.	252	17,070

		35,802

Property & Casualty Insurance – 1.0%
ACE Ltd.	50	5,089

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	100	9,598

Specialized REITs – 2.1%
Crown Castle International Corp.	133	10,644

Total Financials – 14.9%		75,461
Health Care

Health Care Equipment – 3.2%
Medtronic plc	221	16,376

Pharmaceuticals – 15.4%
AbbVie, Inc.	123	8,278
Bristol-Myers Squibb Co.	255	16,991
Johnson & Johnson	98	9,512
Merck & Co., Inc.	151	8,602
Pfizer, Inc.	505	16,934
Teva Pharmaceutical Industries Ltd. ADR	299	17,695

		78,012

Total Health Care – 18.6%		94,388
Industrials

Aerospace & Defense – 4.6%
Boeing Co. (The)	75	10,341
Honeywell International, Inc.	131	13,333

		23,674

Commercial Printing – 1.7%
Corrections Corp. of America	259	8,579

Construction Machinery & Heavy Trucks – 1.0%
Caterpillar, Inc.	59	4,979

Industrial Machinery – 2.6%
Eaton Corp.	196	13,194

Railroads – 2.6%
Union Pacific Corp.	138	13,122

Research & Consulting Services – 1.6%
Nielsen Holdings N.V.	180	8,070

Total Industrials – 14.1%		71,618

COMMON STOCKS (Continued)	Shares	Value
Information Technology

Data Processing & Outsourced Services – 1.4%
Paychex, Inc.	156	$7,290

Semiconductor Equipment – 3.1%
Applied Materials, Inc.	818	15,722

Semiconductors – 3.1%
Analog Devices, Inc.	78	4,987
Texas Instruments, Inc.	211	10,856

		15,843

Systems Software – 3.0%
Microsoft Corp.	340	15,015

Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	21	2,571
Seagate Technology	153	7,263

		9,834

Total Information Technology – 12.5%		63,704
Materials

Diversified Chemicals – 3.1%
Dow Chemical Co. (The)	129	6,621
PPG Industries, Inc.	80	9,189

		15,810

Industrial Gases – 1.2%
Air Products and Chemicals, Inc.	45	6,103

Total Materials – 4.3%		21,913
Utilities

Electric Utilities – 1.4%
PPL Corp.	243	7,175

Total Utilities – 1.4%		7,175

TOTAL COMMON STOCKS – 90.2%		$458,417
(Cost: $389,834)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 7.9%
Air Products and Chemicals, Inc.:
0.140%, 7-6-15	$3,000	3,000
0.130%, 7-24-15	5,000	4,999

36	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Dividend Opportunities (in thousands) JUNE 30, 2015 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (A) (Continued)
Essilor International S.A.,
0.150%, 7-24-15	$15,000	$14,998
General Mills, Inc.,
0.360%, 7-6-15	5,000	5,000
Kroger Co. (The),
0.300%, 7-1-15	3,991	3,991
Siemens Capital Co. LLC (GTD by Siemens AG),
0.110%, 7-29-15	3,000	3,000
St. Jude Medical, Inc.,
0.270%, 7-31-15	4,984	4,983

		39,971

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (B)	2,760	2,760

TOTAL SHORT-TERM SECURITIES – 8.4%		$42,731
(Cost: $42,731)

TOTAL INVESTMENT SECURITIES – 98.6%		$501,148
(Cost: $432,565)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		6,905

NET ASSETS – 100.0%		$508,053

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at June 30, 2015.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$458,417	$—	$—
Short-Term Securities	—	42,731	—
Total	$458,417	$42,731	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	37

PORTFOLIO HIGHLIGHTS

Energy ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	97.1%
Energy	89.7%
Industrials	4.1%
Financials	2.5%
Information Technology	0.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.9%

Country Weightings

North America	91.8%
United States	87.1%
Canada	4.7%
Europe	4.5%
Other	0.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Schlumberger Ltd.	United States	Energy	Oil & Gas Equipment & Services
Baker Hughes, Inc.	United States	Energy	Oil & Gas Equipment & Services
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
Cimarex Energy Co.	United States	Energy	Oil & Gas Exploration & Production
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
CME Group, Inc.	United States	Financials	Specialized Finance
Weatherford International Ltd.	Switzerland	Energy	Oil & Gas Equipment & Services
Anadarko Petroleum Corp.	United States	Energy	Oil & Gas Exploration & Production
Concho Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Phillips 66 Partners L.P.	United States	Energy	Oil & Gas Storage & Transportation

See your advisor for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

38	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Energy (in thousands) JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.1%
Chevron Corp.	12	$1,196
Exxon Mobil Corp.	21	1,768
Royal Dutch Shell plc, Class A (A)	40	1,123
Suncor Energy, Inc.	49	1,345

		5,432

Oil & Gas Drilling – 3.2%
Helmerich & Payne, Inc.	32	2,229
Patterson-UTI Energy, Inc.	110	2,070

		4,299

Oil & Gas Equipment & Services – 21.1%
Baker Hughes, Inc.	79	4,881
Cameron International Corp. (B)	31	1,645
Core Laboratories N.V.	14	1,545
Dril-Quip, Inc. (B)	17	1,279
FMC Technologies, Inc. (B)	30	1,257
Forum Energy Technologies, Inc. (B)	117	2,369
Halliburton Co.	111	4,789
Schlumberger Ltd.	61	5,296
Superior Energy Services, Inc.	96	2,022
Weatherford International Ltd. (B)	260	3,195

		28,278

Oil & Gas Exploration & Production – 36.2%
Anadarko Petroleum Corp.	41	3,193
Antero Resources Corp. (B)	38	1,293
Cabot Oil & Gas Corp.	63	1,971
Canadian Natural Resources Ltd.	66	1,794
Cimarex Energy Co.	40	4,462
Concho Resources, Inc. (B)	27	3,097
ConocoPhillips	30	1,824
Continental Resources, Inc. (B)	62	2,620
EOG Resources, Inc.	45	3,940
Gulfport Energy Corp. (B)	49	1,988
Laredo Petroleum Holdings, Inc. (B)	79	988
Memorial Resource Development Corp. (B)	83	1,577
Newfield Exploration Co. (B)	74	2,682
Noble Energy, Inc.	64	2,744
Oasis Petroleum LLC (B)	94	1,485
Parsley Energy, Inc., Class A (B)	159	2,777
Pioneer Natural Resources Co.	21	2,926
Rice Energy, Inc. (B)	111	2,303
RSP Permian, Inc. (B)	79	2,225
Southwestern Energy Co. (B)	49	1,106

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production (Continued)
Whiting Petroleum Corp. (B)	44	$1,472

		48,467

Oil & Gas Refining & Marketing – 10.3%
HollyFrontier Corp.	31	1,313
Marathon Petroleum Corp.	50	2,626
Marathon Petroleum Corp. L.P.	38	2,705
Phillips 66	31	2,514
Tesoro Corp.	28	2,401
Valero Energy Corp.	36	2,263

		13,822

Oil & Gas Storage & Transportation – 14.8%
Columbia Pipeline Partners L.P.	60	1,520
Enbridge, Inc.	32	1,511
Energy Transfer Equity L.P.	45	2,884
MarkWest Energy Partners L.P.	33	1,849
Phillips 66 Partners L.P.	41	2,977
Plains GP Holdings L.P., Class A	36	929
Rice Midstream Partners L.P.	45	775
Shell Midstream Partners L.P.	19	847
Tallgrass Energy GP L.P., Class A (B)	79	2,540
Valero Energy Partners L.P.	25	1,257
Williams Co., Inc. (The)	48	2,781

		19,870

Total Energy – 89.7%		120,168
Financials

Specialized Finance – 2.5%
CME Group, Inc.	36	3,341

Total Financials – 2.5%		3,341
Industrials

Construction & Engineering – 1.0%
Fluor Corp.	25	1,341

Electrical Components & Equipment – 1.1%
SolarCity Corp. (B)	29	1,553

Railroads – 2.0%
Canadian Pacific Railway Ltd.	10	1,666

COMMON STOCKS (Continued)	Shares	Value
Railroads (Continued)
Kansas City Southern	11	$994

		2,660

Total Industrials – 4.1%		5,554
Information Technology

Semiconductor Equipment – 0.8%
SolarEdge Technologies, Inc. (B)	30	1,088

Total Information Technology – 0.8%		1,088

TOTAL COMMON STOCKS – 97.1%		$130,151
(Cost: $127,468)

SHORT-TERM SECURITIES	Principal
Master Note – 2.7%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (C)	$3,629	3,629

TOTAL SHORT-TERM SECURITIES – 2.7%		$3,629
(Cost: $3,629)

TOTAL INVESTMENT SECURITIES – 99.8%		$133,780
(Cost: $131,097)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		226

NET ASSETS – 100.0%		$134,006

2015	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS

Energy (in thousands) JUNE 30, 2015 (UNAUDITED)

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$130,151	$—	$—
Short-Term Securities	—	3,629	—
Total	$130,151	$3,629	$—

During the period ended June 30, 2015, securities totaling $1,238 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Country Diversification

(as a % of net assets)
United States	87.1%
Canada	4.7%
Switzerland	2.4%
Netherlands	1.2%
Other Countries	1.7%
Other+	2.9%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Global Bond ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	5.6%
Financials	1.5%
Health Care	1.3%
Utilities	1.3%
Energy	0.9%
Information Technology	0.6%
Bonds	90.5%
Corporate Debt Securities	67.1%
United States Government and Government Agency Obligations	14.8%
Other Government Securities	6.1%
Loans	2.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.9%

Quality Weightings

Investment Grade	41.3%
AA	16.9%
A	3.2%
BBB	21.2%
Non-Investment Grade	49.2%
BB	28.9%
B	13.1%
CCC	2.9%
Non-rated	4.3%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	9.5%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	38.5%
United States	31.3%
Mexico	4.1%
Other North America	3.1%
Europe	27.9%
United Kingdom	7.6%
Luxembourg	6.3%
Netherlands	4.0%
Russia	4.0%
Other Europe	6.0%
South America	18.1%
Brazil	6.0%
Chile	3.7%
Other South America	8.4%
Pacific Basin	7.4%
Bahamas/Caribbean	2.5%
Other	1.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.9%

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil

Utilities – 0.6%
Alupar Investimento S.A.	11	$58
Transmissora Alianca de Energia Eletrica S.A.	10	67

		125

Total Brazil – 0.6%		$125
Chile

Utilities – 0.1%
Aguas Andinas S.A.	34	20

Total Chile - 0.1%		$20
Panama

Financials – 1.5%
Banco Latinoamericano de Comercio Exterior S.A.	9	286

Total Panama – 1.5%		$286
United Kingdom

Energy – 0.9%
Royal Dutch Shell plc, Class A	5	131
Seadrill Partners LLC	4	47

		178

Health Care – 0.4%
GlaxoSmithKline plc	4	84

Total United Kingdom – 1.3%		$262
United States

Health Care – 0.9%
Bristol-Myers Squibb Co.	3	167

Information Technology – 0.6%
Intel Corp.	4	125

Utilities – 0.6%
PPL Corp.	4	106

Total United States – 2.1%		$398

TOTAL COMMON STOCKS – 5.6%		$1,091
(Cost: $1,078)

CORPORATE DEBT SECURITIES	Principal
Argentina

Consumer Discretionary – 0.4%
Arcos Dorados Holdings, Inc.
10.250%, 7-13-16 (A)	BRL250	75

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy – 1.0%
Pan American Energy LLC
7.875%, 5-7-21	$100	$102
YPF Sociedad Anonima 8.875%, 12-19-18 (B)	80	85

		187

Industrials – 0.2%
Aeropuertos Argentina 2000 S.A.
10.750%, 12-1-20 (B)	45	48

Total Argentina – 1.6%		$310
Austria

Consumer Staples – 1.1%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10-28-20 (B)	200	218

Total Austria – 1.1%		$218
Brazil

Consumer Discretionary – 1.5%
Globo Comunicacoe e Participacoes S.A.
6.250%, 12-20-49 (C)	300	300

Consumer Staples – 0.6%
BFF International Ltd.
7.250%, 1-28-20	100	111

Energy – 0.1%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12-12-16 (B)	24	9

Financials – 1.1%
Banco Bradesco S.A.
4.125%, 5-16-16 (B)	200	204
Banco Cruzeiro do Sul S.A.
7.000%, 7-8-13 (D)	115	12

		216

Industrials – 1.6%
Embraer Overseas Ltd.
6.375%, 1-24-17	225	237
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6-30-21 (B)	103	79

		316

Materials – 0.5%
Suzano Trading Ltd.
5.875%, 1-23-21 (B)	100	103

Total Brazil – 5.4%		$1,055

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
British Virgin Islands

Energy – 0.8%
QGOG Atlantic/Alaskan Rigs Ltd.
5.250%, 7-30-18 (B)		$181	$161

Total British Virgin Islands – 0.8%			$161
Cayman Islands

Industrials – 0.7%
Odebrecht Offshore Drilling Finance
6.750%, 10-1-22 (B)		184	132

Total Cayman Islands – 0.7%			$132
Chile

Industrials – 2.4%
Guanay Finance Ltd.
6.000%, 12-15-20 (B)		250	258
LATAM Airlines Group S.A.
7.250%, 6-9-20 (B)		200	206

			464

Materials – 1.2%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1-19-18 (B)		25	26
4.375%, 5-15-23 (B)		200	201

			227

Total Chile – 3.6%			$691
China

Utilities – 0.5%
China Resources Power Holdings Co. Ltd.
3.750%, 8-3-15		100	100

Total China – 0.5%			$100
Columbia

Energy – 1.4%
Empresas Publicas de Medellin E.S.P.
8.375%, 2-1-21 (A)	COP	274,000	111
Pacific Rubiales Energy Corp.:
5.375%, 1-26-19 (B)		$100	82
7.250%, 12-12-21 (B)		100	82

			275

42	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Financials – 1.1%
Banco de Bogota S.A.
5.000%, 1-15-17 (B)		$200	$206

Utilities – 0.6%
Emgesa S.A. E.S.P.
8.750%, 1-25-21 (A)	COP	302,000	123

Total Columbia – 3.1%			$604
France

Financials – 0.5%
Societe Generale S.A.
5.922%, 4-29-49 (B)		$100	102

Total France – 0.5%			$102
Germany

Industrials – 0.5%
Rearden G Holdings EINS GmbH
7.875%, 3-30-20 (B)		100	97

Total Germany – 0.5%			$97
Hong Kong

Telecommunication Services – 1.0%
Hutchison Whampoa Ltd.
1.625%, 10-31-17 (B)		200	199

Total Hong Kong – 1.0%			$199
India

Utilities – 0.5%
Rural Electrification Corp. Ltd.
4.250%, 1-25-16		100	101

Total India – 0.5%			$101
Indonesia

Telecommunication Services – 1.1%
Indosat Palapa Co. B.V.
7.375%, 7-29-20 (B)		200	207

Utilities – 1.6%
Majapahit Holding B.V.
7.750%, 10-17-16		300	321

Total Indonesia – 2.7%			$528
Ireland

Financials – 1.6%
MTS International Funding Ltd.
5.000%, 5-30-23 (B)		350	313

Total Ireland – 1.6%			$313

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Jamaica

Telecommunication Services – 1.0%
Digicel Group Ltd.
6.000%, 4-15-21 (B)	$200	$193

Total Jamaica – 1.0%		$193
Luxembourg

Consumer Discretionary – 1.0%
Altice S.A.
7.625%, 2-15-25 (B)	200	188

Energy – 0.9%
Offshore Drilling Holding S.A.
8.375%, 9-20-20 (B)(C)	200	179

Financials – 1.0%
OJSC Russian Agricultural Bank
5.100%, 7-25-18 (B)	200	191

Information Technology – 1.0%
BC Luxco 1 S.A.
7.375%, 1-29-20 (B)	200	200

Materials – 1.6%
Evraz Group S.A.
7.400%, 4-24-17	200	202
Steel Capital S.A.
6.700%, 10-25-17	100	104

		306

Total Luxembourg – 5.5%		$1,064
Mexico

Consumer Discretionary – 0.4%
Controladora Mabe S.A. de C.V.:
6.500%, 12-15-15 (B)	25	25
6.500%, 12-15-15	50	51

		76

Materials – 3.7%
C5 Capital (SPV) Ltd.
4.559%, 12-29-49 (B)(C)	150	132
CEMEX S.A.B. de C.V.
6.500%, 12-10-19 (B)	550	577

		709

Total Mexico – 4.1%		$785
Netherlands

Consumer Discretionary – 1.1%
VTR Finance B.V.
6.875%, 1-15-24 (B)	200	204

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Energy – 0.6%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.)
4.875%, 3-17-20		$125	$119

Materials – 0.8%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7-17-24 (B)		200	162

Telecommunication Services – 0.4%
VimpleCom Holdings B.V.
9.000%, 2-13-18 (A)(B)	RUB	5,000	83

Utilities – 1.1%
Listrindo Capital B.V.
6.950%, 2-21-19 (B)		$200	209

Total Netherlands – 4.0%			$777
Norway

Consumer Discretionary – 1.2%
World Wide Supply A.S.
7.750%, 5-26-17 (B)		400	236

Total Norway – 1.2%			$236
Panama

Financials – 1.6%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4-4-17 (B)		300	308

Total Panama – 1.6%			$308
Peru

Financials – 0.5%
InRetail Shopping Malls
5.250%, 10-10-21 (B)		100	103

Total Peru – 0.5%			$103
Russia

Energy – 1.0%
Novatek Finance Ltd.
5.326%, 2-3-16 (B)		200	202

Industrials – 1.0%
SCF Capital Ltd.
5.375%, 10-27-17		200	192

Materials – 1.0%
Uralkali Finance Ltd.
3.723%, 4-30-18 (B)		200	185

Total Russia – 3.0%			$579

2015	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Singapore

Consumer Staples – 1.1%
Olam International Ltd.
7.500%, 8-12-20	$100	$112
Olam International Ltd., Convertible
6.000%, 10-15-16	100	102

		214

Energy – 0.5%
Noble Group Ltd.
4.875%, 8-5-15	100	100

Telecommunication Services – 1.1%
TBG Global Pte. Ltd.
4.625%, 4-3-18 (B)	200	199

Total Singapore – 2.7%		$513
United Arab Emirates

Financials – 1.7%
ICICI Bank Ltd.
3.500%, 3-18-20 (B)	325	330

Total United Arab Emirates – 1.7%		$330
United Kingdom

Financials – 5.3%
Barclays plc
8.250%, 12-29-49	200	211
HSBC Holdings plc
5.625%, 12-29-49	200	200
Royal Bank of Scotland Group plc (The)
7.640%, 3-29-49	200	214
State Bank of India:
3.250%, 4-18-18 (B)	200	204
3.622%, 4-17-19 (B)	200	204

		1,033

Materials – 1.0%
Vedanta Resources plc
6.000%, 1-31-19 (B)	200	194

Total United Kingdom – 6.3%		$1,227
United States

Consumer Discretionary – 0.2%
B-Corp Merger Sub, Inc.
8.250%, 6-1-19	50	43

Consumer Staples – 1.1%
SABMiller Holdings, Inc.
2.200%, 8-1-18 (B)	200	202

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy – 0.4%
Brand Energy & Infrastructure Services
8.500%, 12-1-21 (B)	$80	$74

Financials – 4.3%
Aircastle Ltd.
4.625%, 12-15-18	235	242
Citigroup, Inc.
8.400%, 4-29-49	75	85
Daimler Finance North America LLC
2.950%, 1-11-17 (B)	200	205
General Motors Financial Co., Inc.
3.000%, 9-25-17	100	102
UBS Preferred Funding Trust V
6.243%, 5-29-49	200	205

		839

Industrials – 0.4%
TransDigm, Inc.
6.000%, 7-15-22	82	81

Information Technology – 2.4%
Alliance Data Systems Corp.
5.250%, 12-1-17 (B)	150	155
iGATE Corp.
4.750%, 4-15-19	300	311

		466

Materials – 0.1%
Hillman Group, Inc. (The)
6.375%, 7-15-22 (B)	25	23

Telecommunication Services – 3.0%
American Tower Corp.
3.400%, 2-15-19	125	128
T-Mobile USA, Inc.
6.000%, 3-1-23	230	236
Verizon Communications, Inc.
2.625%, 2-21-20	214	213

		577

Total United States – 11.9%		$2,305

TOTAL CORPORATE DEBT SECURITIES – 67.1%		$13,031
(Cost: $13,694)

OTHER GOVERNMENT SECURITIES (E)	Principal	Value
Argentina – 1.1%
City of Buenos Aires
9.950%, 3-1-17 (B)	$200	$207

Luxembourg – 0.8%
BC Luxco 1 S.A.
7.375%, 1-29-20	150	150

Russia – 1.0%
Russian Federation
3.500%, 1-16-19 (B)	200	197

Spain – 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5-29-49	200	215

Venezuela – 2.1%
Corporacion Andina de Fomento:
3.750%, 1-15-16	155	157
1.500%, 8-8-17	250	251

		408

TOTAL OTHER GOVERNMENT SECURITIES – 6.1%		$1,177
(Cost: $1,186)

LOANS (C)
United States

Health Care – 0.5%
DAE Aviation Holdings, Inc.
0.000%, 11-2-18 (F)	91	91

Industrials – 1.2%
TransDigm, Inc.
3.750%, 2-28-20	243	241

Information Technology – 0.3%
Magic Newco LLC
5.000%, 12-12-18	50	50

Materials – 0.5%
BakerCorp International
4.250%, 2-7-20	74	71
EP Minerals LLC
5.500%, 8-20-20	29	29

		100

Total United States – 2.5%		$482

TOTAL LOANS – 2.5%		$482
(Cost: $485)

44	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	JUNE 30, 2015 (UNAUDITED)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
United States – 14.8%
U.S. Treasury Notes:
0.625%, 8-31-17	$1,500	$1,497
0.750%, 12-31-17	1,250	1,247
1.750%, 5-15-22	145	142

		2,886

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.8%		$2,886
(Cost: $2,893)

SHORT-TERM SECURITIES
Master Note – 3.2%
Toyota Motor Credit Corp.
0.140%, 7-1-15 (G)	618	618

TOTAL SHORT-TERM SECURITIES – 3.2%		$618
(Cost: $618)

TOTAL INVESTMENT SECURITIES – 99.3%		$19,285
(Cost: $19,954)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		139

NET ASSETS – 100.0%		$19,424

Notes to Schedule of Investments

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL—Brazilian Real, COP—Columbian Peso and RUB—Russian Ruble).

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $8,589 or 44.2% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	143	U.S. Dollar	219	7-14-15	Barclays Capital, Inc.	$—	$6

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,091	$—	$—
Corporate Debt Securities	—	13,031	—
Other Government Securities	—	1,177	—
Loans	—	482	—
United States Government Obligations	—	2,886	—
Short-Term Securities	—	618	—
Total	$1,091	$18,194	$—

Liabilities
Forward Foreign Currency Contracts	$—	$6	$—

2015	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	JUNE 30, 2015 (UNAUDITED)

During the period ended June 30, 2015, securities totaling $607 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Securities totaling $411 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014. Transfers between levels represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

Country Diversification

(as a % of net assets)
United States	31.3%
United Kingdom	7.6%
Luxembourg	6.3%
Brazil	6.0%
Mexico	4.1%
Netherlands	4.0%
Russia	4.0%
Chile	3.7%
Columbia	3.1%
Panama	3.1%
Indonesia	2.7%

Country Diversification (Continued)

Argentina	2.7%
Singapore	2.7%
Venezuela	2.1%
United Arab Emirates	1.7%
Ireland	1.6%
Norway	1.2%
Austria	1.1%
Spain	1.1%
Hong Kong	1.0%
Jamaica	1.0%
Other Countries	4.0%
Other+	3.9%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

46	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Global Growth	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	95.2%
Health Care	21.3%
Consumer Discretionary	19.0%
Information Technology	17.5%
Industrials	11.9%
Financials	11.0%
Consumer Staples	7.3%
Telecommunication Services	3.8%
Energy	2.4%
Materials	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.8%

Country Weightings

North America	48.8%
United States	47.4%
Other North America	1.4%
Europe	27.6%
United Kingdom	7.1%
Germany	5.4%
France	4.3%
Netherlands	3.9%
Other Europe	6.9%
Pacific Basin	16.3%
Japan	8.6%
China	5.7%
Other Pacific Basin	2.0%
Other	2.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.8%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Amazon.com, Inc.	United States	Consumer Discretionary	Internet Retail
Carnival Corp.	United States	Consumer Discretionary	Hotels, Resorts & Cruise Lines
Biogen, Inc.	United States	Health Care	Biotechnology
Gilead Sciences, Inc.	United States	Health Care	Biotechnology
HCA Holdings, Inc.	United States	Health Care	Health Care Facilities
Cognizant Technology Solutions Corp., Class A	United States	Information Technology	IT Consulting & Other Services
Teva Pharmaceutical Industries Ltd. ADR	Israel	Health Care	Pharmaceuticals
Prudential plc	United Kingdom	Financials	Life & Health Insurance
J.B. Hunt Transport Services, Inc.	United States	Industrials	Trucking

See your advisor for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS

Global Growth (in thousands) JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Industrials – 1.4%
Canadian Pacific Railway Ltd.	44	$7,101

Total Canada – 1.4%		$7,101
China

Consumer Discretionary – 1.1%
JD.com, Inc. ADR (A)	156	5,304

Financials – 0.9%
China Construction Bank Corp.	5,170	4,722

Industrials – 1.2%
CAR, Inc. (A)	2,881	6,133

Information Technology – 2.5%
Baidu.com, Inc. ADR (A)	32	6,279
Legend Holdings Corp. (A)(B)	448	2,505
Tencent Holdings Ltd.	194	3,870

		12,654

Total China – 5.7%		$28,813
Denmark

Financials – 1.1%
Danske Bank A.S.	183	5,372

Total Denmark – 1.1%		$5,372
France

Consumer Discretionary – 0.1%
Hermes International	2	627

Industrials – 3.2%
Airbus Group SE	96	6,251
Safran	146	9,926

		16,177

Materials – 1.0%
L Air Liquide S.A.	40	5,045

Total France – 4.3%		$21,849
Germany

Consumer Discretionary – 2.3%
Continental AG	48	11,308

Health Care – 3.1%
Bayer AG	34	4,765
Fresenius SE & Co. KGaA	172	11,025

		15,790

Total Germany – 5.4%		$27,098

COMMON STOCKS (Continued)	Shares	Value
Hong Kong

Financials – 0.9%
AIA Group Ltd.	675	$4,422

Total Hong Kong – 0.9%		$4,422
India

Consumer Staples – 1.1%
ITC Ltd.	1,148	5,683

Total India – 1.1%		$5,683
Israel

Health Care – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	211	12,457

Total Israel – 2.5%		$12,457
Italy

Financials – 3.4%
Azimut Holding S.p.A.	297	8,688
Banca Intesa S.p.A.	2,276	8,251

		16,939

Total Italy – 3.4%		$16,939
Japan

Consumer Discretionary – 3.8%
Fuji Heavy Industries Ltd.	287	10,553
Honda Motor Co. Ltd.	265	8,578

		19,131

Industrials – 2.6%
Komatsu Ltd.	333	6,677
Mitsubishi Electric Corp.	474	6,127

		12,804

Information Technology – 2.2%
Tokyo Electron Ltd.	175	11,046

Total Japan – 8.6%		$42,981
Netherlands

Consumer Discretionary – 1.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	219	5,576

Information Technology – 2.8%
ASML Holding N.V., NY Registry Shares	59	6,104
NXP Semiconductors N.V. (A)	80	7,903

		14,007

Total Netherlands – 3.9%		$19,583

COMMON STOCKS (Continued)	Shares	Value
Spain

Financials – 1.3%
CaixaBank S.A.	1,443	$6,686

Total Spain – 1.3%		$6,686
Switzerland

Health Care – 1.1%
Novartis AG, Registered Shares	58	5,709

Total Switzerland – 1.1%		$5,709
United Kingdom

Consumer Staples – 1.4%
SABMiller plc	139	7,211

Financials – 3.4%
Aviva plc	670	5,185
Prudential plc	497	11,979

		17,164

Health Care – 2.3%
Shire plc	142	11,360

Total United Kingdom – 7.1%		$35,735
United States

Consumer Discretionary – 10.6%
Amazon.com, Inc. (A)	35	15,292
Carnival Corp.	303	14,947
Hilton Worldwide Holdings, Inc. (A)	331	9,132
Home Depot, Inc. (The)	69	7,620
Limited Brands, Inc.	73	6,294

		53,285

Consumer Staples – 4.8%
Coca-Cola Co. (The)	220	8,640
InBev N.V.	88	10,496
Mead Johnson Nutrition Co.	56	5,089

		24,225

Energy – 2.4%
Halliburton Co.	154	6,623
Schlumberger Ltd.	66	5,659

		12,282

Health Care – 12.3%
Acadia Healthcare Co., Inc. (A)	31	2,422
Allergen plc (A)	28	8,542
Biogen, Inc. (A)	36	14,743
Gilead Sciences, Inc.	124	14,572
HCA Holdings, Inc. (A)	151	13,709
Medtronic plc	106	7,871

		61,859

48	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Global Growth (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Industrials – 3.5%
J.B. Hunt Transport Services, Inc.	144	$11,791
Kansas City Southern	62	5,636

		17,427

Information Technology – 10.0%
Cognizant Technology Solutions Corp., Class A (A)	206	12,612
Google, Inc., Class C (A)	19	9,896
GrubHub, Inc. (A)	112	3,810
Micron Technology, Inc. (A)	215	4,053
Visa, Inc., Class A	299	20,083

		50,454

Telecommunication Services – 3.8%
Level 3 Communications, Inc. (A)	192	10,131
SBA Communications Corp. (A)	76	8,733

		18,864

Total United States – 47.4%		$238,396

TOTAL COMMON STOCKS – 95.2%		$478,824
(Cost: $434,234)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (C) – 3.4%
EMC Corp.
0.130%, 7-13-15	$5,000	$5,000
Freddie Mac Discount Notes
0.035%, 7-7-15	1,671	1,671
Mondelez International, Inc.
0.290%, 7-21-15	5,000	4,999
Northern Illinois Gas Co.
0.300%, 7-1-15	5,364	5,364

		17,034

Master Note – 0.4%
Toyota Motor Credit Corp.
0.140%, 7-1-15 (D)	2,069	2,069

TOTAL SHORT-TERM SECURITIES – 3.8%		$19,103
(Cost: $19,103)

TOTAL INVESTMENT SECURITIES – 99.0%		$497,927
(Cost: $453,337)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		5,135

NET ASSETS – 100.0%		$503,062

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $2,505 or 0.5% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$478,824	$—	$—
Short-Term Securities	—	19,103	—
Total	$478,824	$19,103	$—

2015	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS

Global Growth (in thousands)	JUNE 30, 2015 (UNAUDITED)

During the period ended June 30, 2015, securities totaling $154,462 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Health Care	21.3%
Consumer Discretionary	19.0%
Information Technology	17.5%
Industrials	11.9%
Financials	11.0%
Consumer Staples	7.3%
Telecommunication Services	3.8%
Energy	2.4%
Materials	1.0%
Other+	4.8%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

50	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Global Natural Resources	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	98.0%
Energy	66.5%
Materials	22.7%
Industrials	6.6%
Financials	2.2%
Utilities	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Country Weightings

North America	87.6%
United States	82.1%
Canada	5.5%
Europe	10.4%
United Kingdom	6.7%
Other Europe	3.7%
Pacific Basin	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Schlumberger Ltd.	United States	Energy	Oil & Gas Equipment & Services
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
Dow Chemical Co. (The)	United States	Materials	Diversified Chemicals
LyondellBasell Industries N.V., Class A	United States	Materials	Specialty Chemicals
Baker Hughes, Inc.	United States	Energy	Oil & Gas Equipment & Services
Rio Tinto plc	United Kingdom	Materials	Diversified Metals & Mining
BHP Billiton plc	United Kingdom	Materials	Diversified Metals & Mining
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Weatherford International Ltd.	Switzerland	Energy	Oil & Gas Equipment & Services
Suncor Energy, Inc.	Canada	Energy	Integrated Oil & Gas

See your advisor for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS

Global Natural Resources (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 3.7%
Canadian Natural Resources Ltd.	72	$1,957
Suncor Energy, Inc.	122	3,365

		5,322

Industrials – 1.8%
Canadian Pacific Railway Ltd.	16	2,636

Total Canada – 5.5%		$7,958
China

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)	1,900	—

Total China – 0.0%		$—
France

Materials – 0.7%
L Air Liquide S.A.	8	993

Total France – 0.7%		$993
Netherlands

Energy – 0.5%
Core Laboratories N.V.	6	724

Total Netherlands – 0.5%		$724
Switzerland

Energy – 2.5%
Weatherford International Ltd. (A)	299	3,673

Total Switzerland – 2.5%		$3,673
United Kingdom

Materials – 6.7%
BHP Billiton plc	220	4,315
Randgold Resources Ltd. ADR	13	900
Rio Tinto plc	111	4,578

		9,793

Total United Kingdom – 6.7%		$9,793
United States

Energy – 59.8%
Anadarko Petroleum Corp.	37	2,916
Antero Resources Corp. (A)	42	1,435
Baker Hughes, Inc.	81	5,004
Cabot Oil & Gas Corp.	56	1,777
Cameron International Corp. (A)	34	1,760
Cimarex Energy Co.	25	2,791

COMMON STOCKS (Continued)	Shares	Value
Energy (Continued)
Concho Resources, Inc. (A)	25	$2,881
ConocoPhillips	12	728
Continental Resources, Inc. (A)	68	2,880
Dril-Quip, Inc. (A)	11	813
Energy Transfer Equity L.P.	44	2,820
EOG Resources, Inc.	45	3,940
Exxon Mobil Corp.	9	732
FMC Technologies, Inc. (A)	19	786
Forum Energy Technologies, Inc. (A)	69	1,403
Gulfport Energy Corp. (A)	34	1,352
Halliburton Co.	162	6,992
Helmerich & Payne, Inc.	22	1,532
HollyFrontier Corp.	21	884
Marathon Petroleum Corp.	62	3,233
MarkWest Energy Partners L.P.	26	1,480
Newfield Exploration Co. (A)	26	932
Noble Energy, Inc.	68	2,892
Oasis Petroleum LLC (A)	101	1,602
Patterson-UTI Energy, Inc.	88	1,662
Phillips 66	40	3,190
Pioneer Natural Resources Co.	19	2,580
Plains GP Holdings L.P., Class A	57	1,478
Rice Energy, Inc. (A)	78	1,623
Rice Midstream Partners L.P.	53	927
Schlumberger Ltd.	94	8,136
Shell Midstream Partners L.P.	23	1,050
Superior Energy Services, Inc.	96	2,021
Tallgrass Energy GP L.P., Class A (A)	88	2,840
Tesoro Corp.	14	1,215
Valero Energy Corp.	26	1,624
Valero Energy Partners L.P.	15	751
Whiting Petroleum Corp. (A)	48	1,613
Williams Co., Inc. (The)	47	2,674

		86,949

Financials – 2.2%
CME Group, Inc.	35	3,224

Industrials – 4.8%
Caterpillar, Inc.	35	2,998
Fluor Corp.	25	1,347
Joy Global, Inc.	51	1,834
Kansas City Southern	9	784

		6,963

Materials – 13.5%
Dow Chemical Co. (The) (B)	119	6,097
Freeport-McMoRan Copper & Gold, Inc., Class B	163	3,026

COMMON STOCKS (Continued)	Shares	Value
Materials (Continued)
LyondellBasell Industries N.V., Class A	49	$5,083
PPG Industries, Inc.	20	2,283
Praxair, Inc.	6	741
Southern Copper Corp.	79	2,322

		19,552

Total United States – 80.3%		$116,688

TOTAL COMMON STOCKS – 96.2%		$139,829
(Cost: $147,095)

INVESTMENT FUNDS
United States – 1.8%
SPDR Gold Trust (A)	23	2,585

TOTAL INVESTMENT FUNDS – 1.8%		$2,585
(Cost: $2,724)

PREFERRED STOCKS
United States

Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible (A)(C)	68	—

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $211)

SHORT-TERM SECURITIES	Principal
Master Note – 2.1%
Toyota Motor Credit Corp.
0.140%, 7-1-15 (D)	$3,108	3,108

TOTAL SHORT-TERM SECURITIES – 2.1%		$3,108
(Cost: $3,108)

TOTAL INVESTMENT SECURITIES – 100.1%		$145,522
(Cost: $153,138)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(215)

NET ASSETS – 100.0%		$145,307

52	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Global Natural Resources (in thousands)	JUNE 30, 2015 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $307 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Restricted security. At June 30, 2015, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	68	$211	$—

The	total value of this security represented 0.0% of net assets at June 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	996	U.S. Dollar	1,522	7-14-15	State Street Global Markets	$—	$43
British Pound	4,988	U.S. Dollar	7,625	7-14-15	UBS AG	—	212
Canadian Dollar	4,223	U.S. Dollar	3,424	7-14-15	UBS AG	43	—
Euro	933	U.S. Dollar	1,048	7-14-15	UBS AG	8	—

						$51	$255

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$139,829	$—	$—
Investment Funds	2,585	—	—
Short-Term Securities	—	3,108	—
Total	$142,414	$3,108	$—
Forward Foreign Currency Contracts	$—	$51	$—

Liabilities
Forward Foreign Currency Contracts	$—	$254	$—

During the period ended June 30, 2015, securities totaling $9,914 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Energy	66.5%
Materials	22.7%
Industrials	6.6%
Financials	2.2%
Utilities	0.0%
Other+	2.0%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	53

PORTFOLIO HIGHLIGHTS

Growth	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	99.3%
Information Technology	30.5%
Consumer Discretionary	27.2%
Health Care	24.1%
Industrials	8.1%
Consumer Staples	3.6%
Telecommunication Services	2.3%
Financials	1.5%
Materials	1.2%
Energy	0.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.7%

Top 10 Equity Holdings

Company	Sector	Industry
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Biogen, Inc.	Health Care	Biotechnology
Home Depot, Inc. (The)	Consumer Discretionary	Home Improvement Retail
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Allergen plc	Health Care	Pharmaceuticals
Gilead Sciences, Inc.	Health Care	Biotechnology
Celgene Corp.	Health Care	Biotechnology
Facebook, Inc., Class A	Information Technology	Internet Software & Services
HCA Holdings, Inc.	Health Care	Health Care Facilities

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

54	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Growth (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.1%
Limited Brands, Inc.	116	$9,945

Apparel, Accessories & Luxury Goods – 0.7%
Under Armour, Inc., Class A (A)	79	6,575

Automotive Retail – 2.7%
AutoZone, Inc. (A)	16	10,537
O’Reilly Automotive, Inc. (A)	58	13,175

		23,712

Broadcasting – 0.7%
CBS Corp., Class B	116	6,421

Cable & Satellite – 2.1%
Comcast Corp., Class A	303	18,229

Casinos & Gaming – 0.5%
Las Vegas Sands, Inc.	84	4,426

Consumer Electronics – 1.7%
Harman International Industries, Inc.	124	14,784

Footwear – 1.6%
NIKE, Inc., Class B	127	13,762

Home Improvement Retail – 3.8%
Home Depot, Inc. (The)	303	33,672

Hotels, Resorts & Cruise Lines – 2.4%
Hilton Worldwide Holdings, Inc. (A)	754	20,759

Internet Retail – 4.2%
Amazon.com, Inc. (A)	52	22,355
Netflix, Inc. (A)	9	6,044
priceline.com, Inc. (A)	8	9,096

		37,495

Leisure Products – 0.3%
Polaris Industries, Inc.	16	2,414

Movies & Entertainment – 2.0%
Twenty-First Century Fox, Inc., Class A	123	4,003
Walt Disney Co. (The)	121	13,857

		17,860

Restaurants – 1.8%
Starbucks Corp.	293	15,725

Specialty Stores – 1.6%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	93	14,333

Total Consumer Discretionary – 27.2%		240,112

COMMON STOCKS (Continued)	Shares	Value
Consumer Staples

Brewers – 2.2%
Anheuser-Busch InBev S.A. ADR	160	$19,356

Personal Products – 0.5%
Estee Lauder Co., Inc. (The), Class A	49	4,246

Tobacco – 0.9%
Philip Morris International, Inc.	99	7,929

Total Consumer Staples – 3.6%		31,531
Energy

Oil & Gas Exploration & Production – 0.8%
EOG Resources, Inc.	84	7,380

Total Energy – 0.8%		7,380
Financials

Investment Banking & Brokerage – 1.5%
Charles Schwab Corp. (The)	411	13,416

Total Financials – 1.5%		13,416
Health Care

Biotechnology – 14.1%
Alexion Pharmaceuticals, Inc. (A)	56	10,087
Amgen, Inc.	54	8,213
Biogen, Inc. (A)	89	36,072
Celgene Corp. (A)	257	29,709
Gilead Sciences, Inc.	272	31,846
Vertex Pharmaceuticals, Inc. (A)	72	8,841

		124,768

Health Care Facilities – 2.7%
HCA Holdings, Inc. (A)	266	24,141

Pharmaceuticals – 7.3%
Allergen plc (A)	106	32,293
Bristol-Myers Squibb Co.	247	16,455
Shire Pharmaceuticals Group plc ADR	64	15,455

		64,203

Total Health Care – 24.1%		213,112
Industrials

Aerospace & Defense – 2.3%
Boeing Co. (The)	147	20,350

Industrial Conglomerates – 0.8%
Danaher Corp.	79	6,770

COMMON STOCKS (Continued)	Shares	Value
Railroads – 5.0%
Canadian Pacific Railway Ltd.	120	$19,244
Kansas City Southern	47	4,250
Union Pacific Corp.	217	20,676

		44,170

Total Industrials – 8.1%		71,290
Information Technology

Application Software – 1.6%
Adobe Systems, Inc. (A)	179	14,485

Data Processing & Outsourced Services – 9.9%
Alliance Data Systems Corp. (A)	30	8,817
FleetCor Technologies, Inc. (A)	38	5,993
MasterCard, Inc., Class A	432	40,355
Visa, Inc., Class A	482	32,346

		87,511

Internet Software & Services – 7.6%
Facebook, Inc., Class A (A)	310	26,613
Google, Inc., Class A (A)	20	10,725
Google, Inc., Class C (A)	32	16,837
LinkedIn Corp., Class A (A)	43	8,825
Twitter, Inc. (A)	124	4,473

		67,473

IT Consulting & Other Services – 1.7%
Cognizant Technology Solutions Corp., Class A (A)	252	15,401

Semiconductor Equipment – 1.9%
Applied Materials, Inc.	269	5,172
Lam Research Corp.	146	11,861

		17,033

Semiconductors – 1.8%
NXP Semiconductors N.V. (A)	159	15,594

Technology Hardware, Storage & Peripherals – 6.0%
Apple, Inc.	419	52,539

Total Information Technology – 30.5%		270,036
Materials

Diversified Chemicals – 1.2%
PPG Industries, Inc.	89	10,256

Total Materials – 1.2%		10,256

2015	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS

Growth (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Telecommunication Services

Wireless Telecommunication Service – 2.3%
American Tower Corp., Class A	127	$11,839
SBA Communications Corp. (A)	78	9,002

		20,841

Total Telecommunication Services – 2.3%		20,841

TOTAL COMMON STOCKS – 99.3%		$877,974
(Cost: $625,930)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.1%
Freddie Mac Discount Notes,
0.035%, 7-7-15	$1,184	1,184

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (C)	3,417	3,417

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.110%, 7-7-15 (C)	1,395	1,395

TOTAL SHORT-TERM SECURITIES – 0.7%		$5,996
(Cost: $5,996)

TOTAL INVESTMENT SECURITIES – 100.0%		$883,970
(Cost: $631,926)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(183)

NET ASSETS – 100.0%		$883,787

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

56	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Growth (in thousands)	JUNE 30, 2015 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$877,974	$—	$—
Short-Term Securities	—	5,996	—
Total	$877,974	$5,996	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	57

PORTFOLIO HIGHLIGHTS

High Income	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	1.6%
Telecommunication Services	0.9%
Consumer Discretionary	0.5%
Materials	0.1%
Financials	0.1%
Energy	0.0%
Utilities	0.0%
Industrials	0.0%
Warrants	0.0%
Bonds	92.3%
Corporate Debt Securities	71.5%
Loans	20.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.1%

Quality Weightings

Investment Grade	0.4%
BBB	0.4%
Non-Investment Grade	91.9%
BB	15.1%
B	30.6%
CCC	43.1%
Non-rated	3.1%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	7.7%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

58	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Cable & Satellite – 0.5%
Time Warner Cable, Inc.	24		$4,187

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	67

Total Consumer Discretionary – 0.5%			4,254
Energy

Oil & Gas Storage & Transportation – 0.0%
Crestwood Midstream Partners L.P.	14		159
Inergy L.P.	33		136

			295

Total Energy – 0.0%			295
Financials

Consumer Finance – 0.1%
JG Wentworth Co. (A)	82		751

Total Financials – 0.1%			751
Industrials

Railroads – 0.0%
Kansas City Southern	3		255

Total Industrials – 0.0%			255
Telecommunication Services

Integrated Telecommunication Services – 0.2%
Frontier Communications Corp.	275		1,361

Total Telecommunication Services – 0.2%			1,361
Utilities

Gas Utilities – 0.0%
Suburban Propane Partners L.P.	4		142

Total Utilities – 0.0%			142

TOTAL COMMON STOCKS – 0.8%			$7,058
(Cost: $7,172)

PREFERRED STOCKS
Materials

Steel – 0.1%
ArcelorMittal, 6.000%, Convertible	23		353

Total Materials – 0.1%			353

PREFERRED STOCKS (Continued)	Shares	Value
Telecommunication Services

Integrated Telecommunication Services – 0.7%
Frontier Communications Corp., Convertible Series A, 11.125% (A)	61	$6,058

Total Telecommunication Services – 0.7%		6,058

TOTAL PREFERRED STOCKS – 0.8%		$6,411
(Cost: $6,660)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC (B)	1	18

TOTAL WARRANTS – 0.0%		$18
(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.9%
Acosta, Inc.,
7.750%, 10-1-22 (C)	$4,985	5,022
Lamar Media Corp.,
5.375%, 1-15-24	1,376	1,395
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2-15-22	743	752
5.625%, 2-15-24	500	511
5.625%, 2-15-24 (C)	73	75

		7,755

Apparel Retail – 1.9%
Bon-Ton Stores, Inc. (The),
8.000%, 6-15-21	4,024	3,079
Chinos Intermediate Holdings A, Inc.,
7.750%, 5-1-19 (C)(D)	2,869	2,309
Gymboree Corp. (The),
9.125%, 12-1-18	3,071	1,213
Hot Topic, Inc.,
9.250%, 6-15-21 (C)	1,264	1,327
HT Intermediate Holdings Corp.,
12.000%, 5-15-19 (C)(D)	641	651
Neiman Marcus Group Ltd., Inc.,
8.000%, 10-15-21 (C)	3,152	3,325
Nine West Holdings, Inc.,
8.250%, 3-15-19 (C)	6,131	4,108

		16,012

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Auto Parts & Equipment – 0.4%
Midas Intermediate HoldCo II LLC & Midas Intermediate Finance, Inc.,
7.875%, 10-1-22 (C)		$2,209	$2,204
Schaeffler Finance B.V.,
4.250%, 5-15-21 (C)		1,553	1,514

			3,718

Automobile Manufacturers – 0.4%
Jaguar Land Rover plc,
5.625%, 2-1-23 (C)		1,458	1,509
Navistar International Corp.,
8.250%, 11-1-21		2,248	2,136

			3,645

Automotive Retail – 0.6%
Group 1 Automotive, Inc.,
5.000%, 6-1-22		1,110	1,104
Sonic Automotive, Inc.,
5.000%, 5-15-23		4,227	4,132

			5,236

Broadcasting – 1.9%
Clear Channel Communications, Inc.,
10.000%, 1-15-18		2,111	1,699
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11-15-22		4,494	4,658
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3-15-20		221	228
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3-15-20		1,780	1,856
Cumulus Media, Inc.,
7.750%, 5-1-19		3,815	3,500
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3-15-23 (C)		1,485	1,407
WideOpenWest Finance LLC and WideOpenWest Capital Corp.,
10.250%, 7-15-19		1,991	2,125

			15,473

Cable & Satellite – 5.3%
Altice Financing S.A.,
6.625%, 2-15-23 (C)		708	703
Altice S.A.:
7.250%, 5-15-22 (C)(E)	EUR	256	288
7.750%, 5-15-22 (C)		$8,565	8,287
6.250%, 2-15-25 (C)(E)	EUR	354	375
7.625%, 2-15-25 (C)		$1,969	1,851
Cable One, Inc.,
5.750%, 6-15-22 (C)		529	536

2015	SEMIANNUAL REPORT	59

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Cable & Satellite (Continued)
Cablevision Systems Corp.,
5.875%, 9-15-22		$965	$936
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3-15-21		293	292
5.250%, 9-30-22		390	384
5.125%, 2-15-23		390	380
5.750%, 9-1-23		98	98
5.750%, 1-15-24		2,519	2,538
Columbus International, Inc.,
7.375%, 3-30-21 (C)		517	556
DISH DBS Corp.:
6.750%, 6-1-21		836	871
5.875%, 7-15-22		910	892
5.000%, 3-15-23		418	388
Sirius XM Radio, Inc.:
5.875%, 10-1-20 (C)		1,645	1,686
5.750%, 8-1-21 (C)		500	514
4.625%, 5-15-23 (C)		4,936	4,634
6.000%, 7-15-24 (C)		8,000	8,080
VTR Finance B.V.,
6.875%, 1-15-24 (C)		6,735	6,882
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7-15-19 (C)(D)		553	563
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9-1-20 (C)		2,357	2,451

			44,185

Casinos & Gaming – 2.4%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11-26-20 (C)(E)	CAD	2,465	1,983
MCE Finance Ltd.,
5.000%, 2-15-21 (C)		$1,929	1,832
Scientific Games Corp.,
8.125%, 9-15-18		408	386
Studio City Finance Ltd.,
8.500%, 12-1-20 (C)		8,750	8,717
Wynn Macau Ltd.,
5.250%, 10-15-21 (C)		7,898	7,464

			20,382

Catalog Retail – 0.1%
Argos Merger Sub, Inc.,
7.125%, 3-15-23 (C)		429	449

Distributors – 1.1%
LKQ Corp.,
4.750%, 5-15-23		2,250	2,146

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Distributors (Continued)
Pinnacle Operating Corp.,
9.000%, 11-15-20 (C)		$6,983	$6,931

			9,077

Education Services – 2.1%
Laureate Education, Inc.,
10.000%, 9-1-19 (C)(F)		18,603	17,347

Hotels, Resorts & Cruise Lines – 0.3%
Interval Acquisition Corp.,
5.625%, 4-15-23 (C)		2,034	2,059

Leisure Facilities – 0.2%
Palace Entertainment Holdings LLC,
8.875%, 4-15-17 (C)		1,742	1,742

Movies & Entertainment – 1.3%
AMC Entertainment, Inc.:
5.875%, 2-15-22		1,509	1,532
5.750%, 6-15-25 (C)		2,416	2,362
Cinemark USA, Inc.:
5.125%, 12-15-22		675	669
4.875%, 6-1-23		2,900	2,787
WMG Acquisition Corp.:
5.625%, 4-15-22 (C)		251	252
6.750%, 4-15-22 (C)		3,664	3,481

			11,083

Restaurants – 0.1%
Carrols Restaurant Group, Inc.,
8.000%, 5-1-22 (C)		921	967

Specialized Consumer Services – 3.1%
AA Bond Co. Ltd.,
9.500%, 7-31-19 (C)(E)	GBP	1,275	2,184
B-Corp Merger Sub, Inc.,
8.250%, 6-1-19		$8,778	7,505
Carlson Travel Holdings,
7.500%, 8-15-19 (C)(D)		1,390	1,411
Carlson Wagonlit B.V.:
6.875%, 6-15-19 (C)		2,674	2,818
7.500%, 6-15-19 (C)(E)	EUR	1,787	2,102
Emdeon, Inc.,
11.000%, 12-31-19		$1,204	1,306
Lansing Trade Group,
9.250%, 2-15-19 (C)		1,571	1,536

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Consumer Services (Continued)
Nielsen Finance,
5.500%, 10-1-21 (C)	$2,871	$2,900
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22 (C)	4,385	4,308

		26,070

Specialty Stores – 3.0%
Academy Ltd. and Academy Finance Corp.,
9.250%, 8-1-19 (C)	671	705
Jo-Ann Stores Holdings, Inc.,
9.750%, 10-15-19 (C)(D)	11,527	10,317
Jo-Ann Stores, Inc.,
8.125%, 3-15-19 (C)	1,205	1,134
New Academy Finance Co. LLC,
8.000%, 6-15-18 (C)(D)	10,461	10,566
Spencer Spirit Holdings, Inc.,
9.000%, 5-1-18 (C)(D)	2,421	2,451

		25,173

Total Consumer Discretionary – 25.1%		210,373
Consumer Staples

Agricultural Products – 0.5%
American Seafoods Group LLC,
10.750%, 5-15-16 (C)	1,716	1,690
ASG Consolidated LLC,
15.000%, 5-15-17 (C)(D)	4,122	2,597

		4,287

Food Distributors – 2.8%
Simmons Foods, Inc.,
7.875%, 10-1-21 (C)	5,612	5,163
U.S. Foodservice, Inc.,
8.500%, 6-30-19	17,304	18,039

		23,202

Packaged Foods & Meats – 1.2%
Bumble Bee Foods LLC,
9.625%, 3-15-18 (C)(D)	2,031	2,087
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24 (C)	5,695	5,731
5.750%, 6-15-25 (C)	1,406	1,392

60	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Packaged Foods & Meats (Continued)
Post Holdings, Inc.,
7.375%, 2-15-22	$977	$994

		10,204

Tobacco – 0.3%
Prestige Brands, Inc.,
5.375%, 12-15-21 (C)	2,358	2,358

Total Consumer Staples – 4.8%		40,051
Energy

Coal & Consumable Fuels – 0.4%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8-15-21 (C)	3,749	3,365

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5-15-21 (C)	1,981	1,644

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services,
8.500%, 12-1-21 (C)	4,238	3,941
Key Energy Services, Inc.,
6.750%, 3-1-21	816	482
Seventy Seven Energy, Inc.,
6.500%, 7-15-22	664	425

		4,848

Oil & Gas Exploration & Production – 1.8%
Bellatrix Exploration Ltd.,
8.500%, 5-15-20 (C)	2,247	2,107
California Resources Corp.,
6.000%, 11-15-24	5,749	4,937
Chesapeake Energy Corp.:
3.525%, 4-15-19 (F)	496	454
4.875%, 4-15-22	951	827
Crownrock L.P.,
7.750%, 2-15-23 (C)	715	761
Endeavor Energy Resources L.P.:
7.000%, 8-15-21 (C)	1,177	1,171
8.125%, 9-15-23 (C)	758	782
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6-1-20 (C)	1,883	1,803
Parsley Energy LLC and Parsely Finance Corp.,
7.500%, 2-15-22 (C)	834	846
Rice Energy, Inc.,
7.250%, 5-1-23 (C)	798	818
Whiting Petroleum Corp.,
5.750%, 3-15-21	578	569

		15,075

Oil & Gas Refining & Marketing – 0.8%
Gulfport Energy Corp.,
6.625%, 5-1-23 (C)	221	224

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Refining & Marketing (Continued)
Offshore Drilling Holding S.A.,
8.375%, 9-20-20 (C)(F)	$4,063	$3,636
Offshore Group Investment Ltd.:
7.500%, 11-1-19	2,160	1,328
7.125%, 4-1-23	493	301
Seven Generations Energy Ltd.,
6.750%, 5-1-23 (C)	1,531	1,527

		7,016

Total Energy – 3.8%		31,948
Financials

Consumer Finance – 1.5%
Creditcorp,
12.000%, 7-15-18 (C)	4,228	3,541
General Motors Financial Co., Inc.,
4.250%, 5-15-23	429	434
Quicken Loans, Inc.,
5.750%, 5-1-25 (C)	3,346	3,204
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5-15-18 (C)	5,082	4,803
Speedy Group Holdings Corp.,
12.000%, 11-15-17 (C)	986	882

		12,864

Diversified Capital Markets – 1.1%
JLL/Delta Dutch Newco B.V.,
7.500%, 2-1-22 (C)	1,037	1,081
Patriot Merger Corp.,
9.000%, 7-15-21 (C)	8,406	8,301

		9,382

Investment Banking & Brokerage – 0.2%
GFI Group, Inc.,
9.625%, 7-19-18 (F)	1,735	1,956

Other Diversified Financial Services – 4.0%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7-1-19 (C)(D)	1,710	1,688
Abengoa Finance SAU,
7.750%, 2-1-20 (C)	5,394	5,340
Balboa Merger Sub, Inc.,
11.375%, 12-1-21 (C)	9,982	9,920
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3-15-19 (C)	3,033	3,185
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5-1-19 (C)(D)	8,378	7,205
TransUnion Holding Co., Inc.,
8.125%, 6-15-18 (D)	600	613

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services (Continued)
TransUnion LLC and TransUnion Financing Corp.,
9.625%, 6-15-18 (D)	$5,430	$5,445

		33,396

Property & Casualty Insurance – 1.4%
Hub International Ltd.,
7.875%, 10-1-21 (C)	2,663	2,716
Onex USI Acquisition Corp.,
7.750%, 1-15-21 (C)	9,188	9,326

		12,042

Real Estate Development – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7-15-19 (C)(D)	1,990	1,980

Real Estate Services – 0.2%
Stearns Holdings, Inc.,
9.375%, 8-15-20 (C)	1,357	1,364

Specialized Finance – 1.2%
Consolidated Communications Finance II Co.,
6.500%, 10-1-22 (C)	1,505	1,451
Flexi-Van Leasing, Inc.,
7.875%, 8-15-18 (C)	1,881	1,909
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9-15-18 (C)	7,798	6,394

		9,754

Specialized REITs – 0.5%
Aircastle Ltd.:
5.125%, 3-15-21	2,728	2,755
5.500%, 2-15-22	1,532	1,564

		4,319

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6-15-21 (C)	4,573	4,367

Total Financials – 10.9%		91,424
Health Care

Biotechnology – 0.2%
Concordia Healthcare Corp.,
7.000%, 4-15-23 (C)	1,401	1,401

Health Care Equipment – 0.2%
Mallinckrodt International Finance S.A. and Mallinckrodt CB LLC,
5.750%, 8-1-22 (C)	1,278	1,303

2015	SEMIANNUAL REPORT	61

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Facilities – 2.9%
Acadia Healthcare Co., Inc.,
5.625%, 2-15-23 (C)	$300	$304
AmSurg Corp.,
5.625%, 11-30-20	897	913
AmSurg Escrow Corp.,
5.625%, 7-15-22	1,384	1,396
Capsugel S.A.,
7.000%, 5-15-19 (C)(D)	1,807	1,839
ConvaTec Finance International S.A.,
8.250%, 1-15-19 (C)(D)	2,570	2,525
DaVita HealthCare Partners, Inc.,
5.000%, 5-1-25	1,473	1,418
ExamWorks Group, Inc.,
5.625%, 4-15-23	293	301
FWCT-2 Escrow Corp.,
6.875%, 2-1-22	1,752	1,850
MPH Acquisition Holdings LLC,
6.625%, 4-1-22 (C)	2,133	2,178
Tenet Healthcare Corp.:
6.750%, 2-1-20	1,408	1,471
3.786%, 6-15-20 (C)(F)	378	381
6.000%, 10-1-20	1,928	2,056
8.125%, 4-1-22	6,621	7,250
THC Escrow Corp. II,
6.750%, 6-15-23 (C)	756	772

		24,654

Health Care Services – 1.4%
MedImpact Holdings, Inc.,
10.500%, 2-1-18 (C)	6,790	7,147
Truven Health Analytics, Inc.,
10.625%, 6-1-20	4,548	4,764

		11,911

Health Care Supplies – 0.6%
Ortho-Clinical Diagnostics,
6.625%, 5-15-22 (C)	6,019	5,312

Pharmaceuticals – 1.0%
JLL/Delta Dutch Newco B.V.,
8.750%, 5-1-20 (C)(D)	4,505	4,573
VRX Escrow Corp.:
5.375%, 3-15-20 (C)	1,434	1,481
5.875%, 5-15-23 (C)	1,434	1,468
6.125%, 4-15-25 (C)	717	738

		8,260

Total Health Care – 6.3%		52,841
Industrials

Aerospace & Defense – 2.5%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12-15-20 (C)	7,077	6,546

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Aerospace & Defense (Continued)
TransDigm Group, Inc.:
5.500%, 10-15-20	$550	$547
7.500%, 7-15-21	4,206	4,521
TransDigm, Inc.:
6.000%, 7-15-22	4,325	4,271
6.500%, 7-15-24	5,515	5,446

		21,331

Air Freight & Logistics – 0.4%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8-15-19	1,865	2,014
XPO Logistics, Inc.,
6.500%, 6-15-22 (C)	1,135	1,111

		3,125

Building Products – 1.2%
CPG Merger Sub LLC,
8.000%, 10-1-21 (C)	614	635
Ply Gem Industries, Inc.,
6.500%, 2-1-22	5,078	4,987
Roofing Supply Group LLC and Roofing Supply Finance, Inc.,
10.000%, 6-1-20 (C)	3,988	4,078
USG Corp.,
5.500%, 3-1-25 (C)	711	708

		10,408

Diversified Support Services – 0.4%
Algeco Scotsman Global Finance plc:
8.500%, 10-15-18 (C)	1,500	1,447
10.750%, 10-15-19 (C)	1,513	1,161
Nexeo Solutions LLC,
8.375%, 3-1-18	470	435

		3,043

Environmental & Facilities Services – 0.4%
GFL Environmental, Inc.,
7.875%, 4-1-20 (C)	2,871	2,943

Railroads – 0.4%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5-1-19 (C)	2,449	2,455
9.750%, 5-1-20 (C)	1,017	964

		3,419

Trading Companies & Distributors – 0.5%
HD Supply, Inc.,
11.500%, 7-15-20	3,831	4,425

Total Industrials – 5.8%		48,694
Information Technology

Application Software – 0.3%
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5-1-21 (C)(D)	2,461	2,470

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Data Processing & Outsourced Services – 2.4%
Alliance Data Systems Corp.:
5.250%, 12-1-17 (C)	$2,400	$2,478
6.375%, 4-1-20 (C)	5,733	5,919
5.375%, 8-1-22 (C)	3,474	3,422
Italics Merger Sub, Inc.,
7.125%, 7-15-23 (C)	8,456	8,350

		20,169

Electronic Manufacturing Services – 0.3%
KEMET Corp.,
10.500%, 5-1-18	2,639	2,672

Internet Software & Services – 0.2%
J2 Global, Inc.,
8.000%, 8-1-20	1,502	1,622

IT Consulting & Other Services – 0.4%
NCR Escrow Corp.:
5.875%, 12-15-21	1,759	1,812
6.375%, 12-15-23	1,656	1,755

		3,567

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible,
3.250%, 4-1-16	170	181

Semiconductors – 0.7%
Micron Technology, Inc.:
5.875%, 2-15-22	2,517	2,552
5.500%, 2-1-25 (C)	3,064	2,871

		5,423

Technology Distributors – 0.8%
Sophia L.P. and Sophia Finance, Inc.:
9.625%, 12-1-18 (C)(D)	3,218	3,258
9.750%, 1-15-19 (C)	3,206	3,407

		6,665

Total Information Technology – 5.1%		42,769
Materials

Aluminum – 1.4%
Constellium N.V.:
8.000%, 1-15-23 (C)	3,774	3,868
5.750%, 5-15-24 (C)	1,101	980
Wise Metals Group LLC,
8.750%, 12-15-18 (C)	1,712	1,808
Wise Metals Intermediate Holdings,
9.750%, 6-15-19 (C)(D)	4,499	4,792

		11,448

Construction Materials – 0.6%
Hillman Group, Inc. (The),
6.375%, 7-15-22 (C)	5,272	4,982

62	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Metals & Mining – 2.0%
Artsonig Pty Ltd.,
11.500%, 4-1-19 (C)(D)	$4,326	$1,644
Crystal Merger Sub, Inc.,
7.625%, 10-15-21 (C)	489	477
FMG Resources Pty Ltd.:
8.250%, 11-1-19 (C)	9,806	8,274
9.750%, 3-1-22 (C)	371	383
6.875%, 4-1-22 (C)	5,144	3,607
Lundin Mining Corp.:
7.500%, 11-1-20 (C)	1,326	1,429
7.875%, 11-1-22 (C)	1,091	1,167

		16,981

Metal & Glass Containers – 1.5%
Ardagh Finance Holdings,
8.625%, 6-15-19 (C)(D)	4,165	4,311
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6-30-21 (C)	981	983
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5-1-18 (C)	2,746	2,801
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7-15-20 (C)	1,794	1,597
Signode Industrial Group,
6.375%, 5-1-22 (C)	3,247	3,149

		12,841

Paper Packaging – 0.3%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.,
6.000%, 6-15-17 (C)	790	790
Exopack Holdings S.A.,
7.875%, 11-1-19 (C)	610	607
Reynolds Group Holdings Ltd.,
9.875%, 8-15-19	746	783

		2,180

Precious Metals & Minerals – 0.2%
Prince Mineral Holding Corp.,
11.500%, 12-15-19 (C)(F)	1,792	1,649

Total Materials – 6.0%		50,081
Telecommunication Services

Alternative Carriers – 0.7%
Level 3 Communications, Inc.,
5.750%, 12-1-22	1,916	1,902
Level 3 Escrow II, Inc.,
5.375%, 8-15-22	3,628	3,664

		5,566

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services – 1.8%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4-15-21 (C)	$629	$633
CenturyLink, Inc.,
5.625%, 4-1-20	1,250	1,274
Frontier Communications Corp.:
6.250%, 9-15-21	1,501	1,366
7.125%, 1-15-23	1,285	1,140
6.875%, 1-15-25	1,201	1,004
GCI, Inc.,
6.875%, 4-15-25	2,909	2,938
Sprint Corp.:
7.250%, 9-15-21	3,507	3,452
7.875%, 9-15-23	1,708	1,665
7.125%, 6-15-24	2,049	1,901

		15,373

Wireless Telecommunication Service – 1.0%
Digicel Group Ltd.,
8.250%, 9-30-20 (C)	2,313	2,313
T-Mobile USA, Inc.:
6.464%, 4-28-19	1,350	1,391
6.542%, 4-28-20	980	1,026
6.633%, 4-28-21	1,861	1,931
6.125%, 1-15-22	791	817
6.731%, 4-28-22	196	204
6.000%, 3-1-23	1,104	1,130

		8,812

Total Telecommunication Services – 3.5%		29,751
Utilities

Renewable Electricity – 0.2%
Abengoa Yield plc,
7.000%, 11-15-19 (C)	2,086	2,149

Total Utilities – 0.2%		2,149

TOTAL CORPORATE DEBT SECURITIES – 71.5%		$600,081
(Cost: $628,235)

LOANS (F)
Consumer Discretionary

Advertising – 0.2%
Advantage Sales & Marketing, Inc.,
7.500%, 7-25-22	1,943	1,950

Apparel Retail – 1.9%
Gymboree Corp. (The),
5.000%, 2-23-18	509	362
Hoffmaster Group, Inc.,
10.000%, 5-9-21	2,188	2,133
Nine West Holdings, Inc.,
6.250%, 1-8-20	3,065	2,147

LOANS (F) (Continued)	Principal	Value
Apparel Retail (Continued)
Talbots, Inc. (The):
5.500%, 3-19-20	$2,430	$2,369
9.500%, 3-19-21	6,493	6,363
True Religion Apparel, Inc.,
5.875%, 7-30-19	4,234	2,647

		16,021

Auto Parts & Equipment – 0.4%
Direct ChassisLink, Inc.,
8.250%, 11-7-19	3,603	3,509

Casinos & Gaming – 0.3%
Centaur Acquisition LLC,
8.750%, 2-20-20	675	681
Gateway Casinos & Entertainment Ltd.:
5.340%, 11-26-19 (E)	CAD1,940	1,535
6.185%, 11-26-19 (E)	5	4

		2,220

General Merchandise Stores – 1.3%
BJ’s Wholesale Club, Inc.,
8.500%, 3-31-20	$4,277	4,309
Orchard Acquisition Co. LLC,
7.000%, 2-8-19	6,795	6,568

		10,877

Housewares & Specialties – 0.4%
KIK Custom Products, Inc.:
5.500%, 4-29-19	1,448	1,449
9.500%, 10-29-19	2,105	2,105

		3,554

Movies & Entertainment – 0.7%
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
7.750%, 7-29-22	5,686	5,672

Specialized Consumer Services – 0.1%
Wand Intermediate I L.P.,
8.250%, 9-17-22	908	910

Total Consumer Discretionary – 5.3%		44,713
Consumer Staples

Food Distributors – 0.2%
Performance Food Group, Inc.,
6.250%, 11-14-19	1,680	1,682

2015	SEMIANNUAL REPORT	63

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2015 (UNAUDITED)

LOANS (F) (Continued)	Principal	Value
Food Retail – 0.3%
Focus Brands, Inc.,
10.250%, 8-21-18	$2,837	$2,851

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc.,
9.250%, 10-21-22	1,807	1,789

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
7.750%, 6-30-22	1,386	1,369

Total Consumer Staples – 0.9%		7,691
Energy

Coal & Consumable Fuels – 0.3%
Westmoreland Coal Co.,
7.500%, 12-16-20	2,513	2,451

Oil & Gas Drilling – 0.2%
KCA Deutag Alpha Ltd.,
6.250%, 5-16-20	2,441	2,093

Oil & Gas Equipment & Services – 0.2%
Regent Purchaser Investment, Inc.,
6.000%, 8-14-21	2,051	1,274

Oil & Gas Exploration & Production – 0.3%
Callon Petroleum Co.,
8.500%, 10-8-21	2,255	2,234
Sabine Oil & Gas LLC,
8.750%, 12-31-18 (G)	468	160

		2,394

Oil & Gas Refining & Marketing – 0.5%
Fieldwood Energy LLC,
8.375%, 9-30-20	5,704	4,356

Oil & Gas Storage & Transportation – 0.2%
Bowie Resources Holdings LLC:
6.750%, 8-12-20	1,003	950
11.750%, 2-16-21	857	810

		1,760

Total Energy – 1.7%		14,328
Financials

Consumer Finance – 0.2%
TransFirst, Inc.,
9.000%, 11-12-22	1,315	1,317

Other Diversified Financial Services – 0.5%
WP Mustang Holdings LLC:
5.500%, 5-29-21	1,696	1,689
8.500%, 5-29-22	2,813	2,764

		4,453

Total Financials – 0.7%		5,770

LOANS (F) (Continued)	Principal	Value
Health Care

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc.:
5.250%, 11-3-20	$238	$237
8.500%, 11-3-21	2,912	2,899

		3,136

Health Care Services – 0.2%
Accellent, Inc.,
7.500%, 3-12-22	1,414	1,349

Health Care Supplies – 0.4%
Sage Products Holdings III LLC,
9.250%, 6-13-20	3,580	3,607

Health Care Technology – 0.6%
Carestream Health, Inc.,
9.500%, 12-7-19	3,330	3,300
Vitera Healthcare Solutions LLC:
6.000%, 11-4-20	1,256	1,256
9.250%, 11-4-21	765	749

		5,305

Life Sciences Tools & Services – 0.3%
Atrium Innovations, Inc.,
7.750%, 8-10-21	2,893	2,662

Total Health Care – 1.9%		16,059
Industrials

Air Freight & Logistics – 0.4%
DAE Aviation Holdings, Inc.,
9.000%, 8-5-19	3,282	3,296

Building Products – 0.7%
GYP Holdings III Corp.:
4.750%, 4-1-21	465	447
7.750%, 4-1-22	3,358	3,199
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3-27-22	2,678	2,266

		5,912

Construction & Engineering – 0.2%
Tensar International Corp.:
5.750%, 7-10-21	821	775
9.500%, 7-10-22	1,122	909

		1,684

Environmental & Facilities Services – 0.0%
Brickman Group Ltd. (The),
7.500%, 12-18-21	513	513

Industrial Conglomerates – 0.3%
Crosby Worldwide Ltd.,
7.000%, 11-22-21	2,438	2,270

Industrial Machinery – 1.1%
Capital Safety North America Holdings, Inc.,
6.500%, 3-28-22	3,608	3,635

LOANS (F) (Continued)	Principal	Value
Industrial Machinery (Continued)
Dynacast International LLC,
9.500%, 1-30-23	$4,933	$4,921
NN, Inc.,
6.000%, 8-29-21	711	712

		9,268

Research & Consulting Services – 0.3%
Larchmont Resources LLC,
8.250%, 8-7-19	3,162	2,593

Total Industrials – 3.0%		25,536
Information Technology

Application Software – 2.8%
Applied Systems, Inc.,
7.500%, 1-23-22	2,311	2,315
Aptean Holdings, Inc.:
5.250%, 2-27-20	1,515	1,496
8.500%, 2-27-21	1,022	984
Misys plc and Magic Newco LLC,
12.000%, 6-12-19	13,954	15,161
TIBCO Software, Inc.,
6.500%, 12-4-20	3,312	3,306

		23,262

Data Processing & Outsourced Services – 0.4%
Sedgwick Claims Management Services, Inc.,
6.750%, 2-28-22	3,395	3,326

Internet Software & Services – 0.7%
TravelCLICK, Inc. & TCH-2 Holdings LLC:
5.500%, 5-12-21	2,804	2,794
8.750%, 11-12-21	2,827	2,792
W3 Co.,
9.250%, 9-1-20	714	568

		6,154

IT Consulting & Other Services – 1.0%
Active Network, Inc. (The):
5.500%, 11-15-20	2,018	1,988
9.500%, 11-15-21	2,881	2,737
Triple Point Group Holdings, Inc.:
5.250%, 7-13-20	2,513	2,255
9.250%, 7-13-21	1,587	1,333

		8,313

Total Information Technology – 4.9%		41,055
Materials

Construction Materials – 0.6%
U.S. LBM Holdings LLC,
8.000%, 5-2-20	5,256	5,256

64	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2015 (UNAUDITED)

LOANS (F) (Continued)	Principal	Value
Diversified Metals & Mining – 0.3%
EP Minerals LLC:
5.500%, 8-20-20	$1,009	$1,007
8.500%, 8-20-21	996	996

		2,003

Metal & Glass Containers – 0.1%
Consolidated Container Co. LLC,
7.750%, 1-3-20	830	772

Paper Packaging – 0.4%
FPC Holdings, Inc.,
9.250%, 5-27-20	1,740	1,675
Ranpak (Rack Merger),
8.250%, 10-1-22	1,982	1,975

		3,650

Specialty Chemicals – 0.7%
Chemstralia Ltd.,
7.250%, 2-26-22	4,462	4,462
Chromaflo Technologies Corp.,
8.250%, 6-2-20	1,394	1,310

		5,772

Total Materials – 2.1%		17,453
Telecommunication Services

Alternative Carriers – 0.2%
Cable & Wireless Communications,
6.500%, 3-31-17	1,330	1,333

Total Telecommunication Services – 0.2%		1,333

LOANS (F) (Continued)	Principal	Value
Utilities

Independent Power Producers & Energy Traders – 0.1%
Alinta Energy Finance PTY Ltd.:
0.000%, 8-13-18 (H)	$43	$43
6.375%, 8-13-19	886	890

		933

Total Utilities – 0.1%		933

TOTAL LOANS – 20.8%		$174,871
(Cost: $182,009)

SHORT-TERM SECURITIES
Commercial Paper (I) – 4.3%
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.170%, 7-9-15	5,000	5,000
J.M. Smucker Co. (The),
0.350%, 7-1-15	5,298	5,298
McCormick & Co., Inc.:
0.160%, 7-6-15	5,000	5,000
0.180%, 7-7-15	5,000	5,000
Mondelez International, Inc.,
0.290%, 7-21-15	2,000	1,999
NBCUniversal Enterprise, Inc.,
0.360%, 7-7-15	12,756	12,755

		35,052

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.2%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (J)	$2,058	$2,058

Municipal Obligations – 0.0%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.040%, 7-1-15 (J)	293	293

TOTAL SHORT-TERM SECURITIES – 4.5%		$37,403
(Cost: $37,403)

TOTAL INVESTMENT SECURITIES – 98.4%		$825,842
(Cost: $861,551)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%		13,171

NET ASSETS – 100.0%		$839,013

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $421,213 or 50.2% of net assets.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD—Canadian Dollar, EUR—Euro and GBP—British Pound).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(G)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(H)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(I)	Rate shown is the yield to maturity at June 30, 2015.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

2015	SEMIANNUAL REPORT	65

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2015 (UNAUDITED)

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,379	U.S. Dollar	2,109	7-14-15	Morgan Stanley International	$—	$58
Canadian Dollar	4,207	U.S. Dollar	3,410	7-14-15	Morgan Stanley International	43	—
Euro	2,518	U.S. Dollar	2,832	7-14-15	Morgan Stanley International	24	—

						$67	$58

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$4,187	$—	$67
Energy	295	—	—
Financials	751	—	—
Industrials	255	—	—
Telecommunication Services	1,361	—	—
Utilities	142	—	—
Total Common Stocks	$6,991	$—	$67
Preferred Stocks	6,058	353	—
Warrants	—	18	—
Corporate Debt Securities	—	600,081	—
Loans	—	146,198	28,673
Short-Term Securities	—	37,403	—
Total	$13,049	$784,053	$28,740
Forward Foreign Currency Contracts	$—	$67	$—

Liabilities
Forward Foreign Currency Contracts	$—	$58	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 1-1-15	$56	$39	$12,913	$53,090
Net realized gain (loss)	—	—	—	(576)
Net change in unrealized appreciation (depreciation)	11	—	—	129
Purchases	—	—	—	10,394
Sales	—	—	—	(4,564)
Amortization/Accretion of premium/discount	—	—	—	43
Transfers into Level 3 during the period	—	—	—	5,201
Transfers out of Level 3 during the period	—	(39)	(12,913)	(35,044)
Ending Balance 6-30-15	$67	$—	$—	$28,673
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-15	$11	—	$—	$5

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2015, there were no transfers between Levels 1 and 2.

66	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2015 (UNAUDITED)

Information about Level 3 fair value measurements:

	Fair Value at 6-30-15	Valuation Technique(s)	Unobservable Input(s)
Assets

Common Stocks	$67	Broker	Broker quotes

Loans	28,673	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	67

PORTFOLIO HIGHTLIGHTS

International Core Equity	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation
Stocks	98.5%
Financials	24.2%
Health Care	14.3%
Consumer Discretionary	12.5%
Materials	12.2%
Industrials	11.3%
Consumer Staples	9.3%
Information Technology	6.0%
Telecommunication Services	3.9%
Energy	3.3%
Utilities	1.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.5%

Country Weightings
Europe	62.7%
United Kingdom	24.4%
Germany	8.2%
France	8.2%
Ireland	5.4%
Spain	3.5%
Other Europe	13.0%
Pacific Basin	29.0%
Japan	15.9%
China	6.5%
Other Pacific Basin	6.6%
North America	3.7%
United States	3.7%
Other	2.0%
South America	1.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.5%

Top 10 Equity Holdings
Company	Country	Sector	Industry
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	Sweden	Materials	Paper Products
Dai-ichi Mutual Life Insurance Co. (The)	Japan	Financials	Life & Health Insurance
Fresenius SE & Co. KGaA	Germany	Health Care	Health Care Services
Mitsubishi Heavy Industries Ltd.	Japan	Industrials	Industrial Machinery
Softbank Corp.	Japan	Telecommunication Services	Wireless Telecommunication Service
WPP Group plc	United Kingdom	Consumer Discretionary	Advertising
Teva Pharmaceutical Industries Ltd. ADR	Israel	Health Care	Pharmaceuticals
China Construction Bank Corp.	China	Financials	Diversified Banks
ING Groep N.V., Certicaaten Van Aandelen	Netherlands	Financials	Diversified Banks
Tokio Marine Holdings, Inc.	Japan	Financials	Property & Casualty Insurance

See your advisor for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

68	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

International Core Equity (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Financials – 1.3%
Macquarie Group Ltd.	157	$9,885

Health Care – 0.8%
Cochlear Ltd.	91	5,617

Materials – 1.3%
Amcor Ltd.	922	9,755

Total Australia – 3.4%		$25,257
Brazil

Consumer Staples – 1.1%
Hypermarcas S.A. (A)	1,138	8,294

Total Brazil – 1.1%		$8,294
China

Consumer Staples – 1.6%
Kweichow Moutai Co. Ltd., Class A (A)	288	11,967

Financials – 2.2%
China Construction Bank Corp.	15,312	13,985
Haitong Securities Co. Ltd., H Shares	785	2,076

		16,061

Information Technology – 1.7%
Baidu.com, Inc. ADR (A)	65	12,998

Telecommunication Services – 1.0%
China Unicom Ltd.	4,710	7,413

Total China – 6.5%		$48,439
Denmark

Financials – 1.8%
Danske Bank A.S.	437	12,857

Telecommunication Services – 0.9%
TDC A/S	940	6,895

Total Denmark – 2.7%		$19,752
Finland

Information Technology – 1.5%
Nokia Corp., Series A ADR	623	4,266
Nokia OYJ	984	6,680

		10,946

Total Finland – 1.5%		$10,946
France

Consumer Staples – 1.5%
Pernod Ricard	94	10,868

Energy – 1.1%
Total S.A.	178	8,629

Industrials – 1.3%
Bouygues S.A.	256	9,573

COMMON STOCKS (Continued)	Shares	Value
Materials – 2.8%
ArcelorMittal	1,024	$9,973
Lafarge	161	10,646

		20,619

Utilities – 1.5%
Gaz de France	601	11,140

Total France – 8.2%		$60,829
Germany

Consumer Discretionary – 0.8%
Porsche Automobil Holding SE	73	6,125

Health Care – 4.7%
Bayer AG	61	8,586
Fresenius Medical Care AG & Co. KGaA	119	9,781
Fresenius SE & Co. KGaA	256	16,403

		34,770

Industrials – 1.4%
Deutsche Lufthansa AG	795	10,250

Total Germany – 6.9%		$51,145
Hong Kong

Financials – 1.2%
Cheung Kong (Holdings) Ltd.	586	8,607

Total Hong Kong – 1.2%		$8,607
Ireland

Financials – 1.2%
Bank of Ireland (A)	22,195	8,970

Health Care – 1.3%
Shire Pharmaceuticals Group plc ADR	38	9,249

Materials – 2.9%
CRH plc	396	11,113
James Hardie Industries plc, Class C	792	10,582

		21,695

Total Ireland – 5.4%		$39,914
Israel

Health Care – 2.0%
Teva Pharmaceutical Industries Ltd. ADR	246	14,528

Total Israel – 2.0%		$14,528
Italy

Financials – 1.3%
Banca Intesa S.p.A.	2,573	9,330

Total Italy – 1.3%		$9,330

COMMON STOCKS (Continued)	Shares	Value
Japan

Consumer Discretionary – 2.4%
Honda Motor Co. Ltd.	401	$12,980
Nissin Kogyo Co. Ltd.	305	5,032

		18,012

Energy – 1.1%
Inpex Corp.	702	7,986

Financials – 5.5%
Dai-ichi Mutual Life Insurance Co. (The)	837	16,460
Sumitomo Mitsui Financial Group, Inc.	238	10,611
Tokio Marine Holdings, Inc.	320	13,328

		40,399

Industrials – 4.9%
Komatsu Ltd.	558	11,196
Mitsubishi Electric Corp.	713	9,217
Mitsubishi Heavy Industries Ltd.	2,616	15,918

		36,331

Telecommunication Services – 2.0%
Softbank Corp.	258	15,197

Total Japan – 15.9%		$117,925
Netherlands

Financials – 1.8%
ING Groep N.V., Certicaaten Van Aandelen	818	13,510

Total Netherlands – 1.8%		$13,510
South Korea

Consumer Discretionary – 0.9%
Hyundai Mobis	35	6,681

Information Technology – 1.1%
Samsung Electronics Co. Ltd.	7	8,151

Total South Korea – 2.0%		$14,832
Spain

Consumer Discretionary – 1.1%
Mediaset Espana Comunicacion S.A.	628	8,225

Financials – 1.4%
CaixaBank S.A.	2,312	10,711

Health Care – 1.0%
Grifols S.A.	141	5,682
Grifols S.A. ADR	49	1,524

		7,206

Total Spain – 3.5%		$26,142

2015	SEMIANNUAL REPORT	69

SCHEDULE OF INVESTMENTS

International Core Equity (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Sweden

Industrials – 0.5%
Sandvik AB	360	$3,985

Materials – 2.4%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	694	17,653

Total Sweden – 2.9%		$21,638
Switzerland

Health Care – 1.2%
Roche Holdings AG, Genusscheine	30	8,519

Industrials – 1.6%
Adecco S.A.	146	11,891

Total Switzerland – 2.8%		$20,410
United Kingdom

Consumer Discretionary – 5.2%
Burberry Group plc	404	9,965
Carnival plc	73	3,711
Marks and Spencer Group plc	1,171	9,860
WPP Group plc	662	14,822

		38,358

Consumer Staples – 5.1%
Diageo plc	233	6,734
Diageo plc ADR	33	3,876
Imperial Tobacco Group plc	173	8,317
SABMiller plc	207	10,743
Unilever plc	191	8,182

		37,852

Energy – 1.1%
BP plc	1,252	8,264

Financials – 6.5%
Aviva plc	1,364	10,551
HSBC Holdings plc	930	8,420
Legal & General Group plc	2,439	9,537
Prudential plc	440	10,601
Standard Chartered plc	588	9,414

		48,523

Health Care – 3.3%
GlaxoSmithKline plc	516	10,714
GlaxoSmithKline plc ADR	89	3,715
Smith & Nephew plc	594	10,031

		24,460

Industrials – 1.6%
BAE Systems plc	1,650	11,698

Materials – 1.6%
Antofagasta plc	317	3,433
Rio Tinto plc	206	8,453

		11,886

Total United Kingdom – 24.4%		$181,041

COMMON STOCKS (Continued)	Shares	Value
United States

Consumer Discretionary – 0.8%
Carnival Corp.	118	$5,813

Information Technology – 1.7%
Cognizant Technology Solutions Corp., Class A (A)	207	12,647

Materials – 1.2%
Freeport-McMoRan Copper & Gold, Inc., Class B	473	8,804

Total United States – 3.7%		$27,264

TOTAL COMMON STOCKS – 97.2%		$719,803
(Cost: $697,601)

PREFERRED STOCKS
Germany

Consumer Discretionary – 1.3%
Volkswagen AG, 2.260%	43	9,918

Total Germany – 1.3%		$9,918

TOTAL PREFERRED STOCKS – 1.3%		$9,918
(Cost: $11,004)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.2%
Air Products and Chemicals, Inc.
0.130%, 7-24-15	$4,000	3,999
Mondelez International, Inc.
0.420%, 7-22-15	5,000	4,999

		8,998

Master Note – 0.1%
Toyota Motor Credit Corp.
0.140%, 7-1-15 (C)	660	660

TOTAL SHORT-TERM SECURITIES – 1.3%		$9,658
(Cost: $9,658)

TOTAL INVESTMENT SECURITIES – 99.8%		$739,379
(Cost: $718,263)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,248

NET ASSETS – 100.0%		$740,627

70	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

International Core Equity (in thousands)	JUNE 30, 2015 (UNAUDITED)

Notes to Schedule of Investments

(A)No	dividends were paid during the preceding 12 months.

(B)Rate	shown is the yield to maturity at June 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi	427,885	U.S. Dollar	68,734	7-14-15	Deutsche Bank AG	$—	$132

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$719,803	$—	$—
Preferred Stocks	9,918	—	—
Short-Term Securities	—	9,658	—
Total	$729,721	$9,658	$—
Liabilities
Forward Foreign Currency Contracts	$—	$132	$—

During the period ended June 30, 2015, securities totaling $371,792 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Financials	24.2%
Health Care	14.3%
Consumer Discretionary	12.5%
Materials	12.2%
Industrials	11.3%
Consumer Staples	9.3%
Information Technology	6.0%
Telecommunication Services	3.9%
Energy	3.3%
Utilities	1.5%
Other+	1.5%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	71

PORTFOLIO HIGHLIGHTS

Limited-Term Bond	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	1.0%
Financials	1.0%
Bonds	86.3%
Corporate Debt Securities	68.5%
United States Government and Government Agency Obligations	17.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	12.7%

Quality Weightings

Investment Grade	83.4%
AA	27.7%
A	27.5%
BBB	28.2%
Non-Investment Grade	2.9%
BB	2.1%
B	0.5%
Non-rated	0.3%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	13.7%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

72	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2015 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Financials

Other Diversified Financial Services – 1.0%
Lloyds Banking Group plc	161	$4,025

Total Financials – 1.0%		4,025

TOTAL PREFERRED STOCKS – 1.0%		$4,025
(Cost: $4,100)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Apparel Retail – 0.6%
Limited Brands, Inc.,
8.500%, 6-15-19	$2,000	2,359

Apparel, Accessories & Luxury Goods – 1.9%
Hanesbrands, Inc.,
6.375%, 12-15-20	4,338	4,539
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6-29-17 (A)	3,000	3,018

		7,557

Auto Parts & Equipment – 0.6%
BorgWarner Automotive, Inc.,
8.000%, 10-1-19	2,000	2,407

Automobile Manufacturers – 1.5%
Toyota Motor Credit Corp.:
2.000%, 9-15-16	1,750	1,776
2.000%, 10-24-18	4,000	4,034

		5,810

Automotive Retail – 0.9%
AutoZone, Inc.,
1.300%, 1-13-17	3,500	3,505

Broadcasting – 0.3%
CBS Corp.,
7.625%, 1-15-16	1,000	1,034

Cable & Satellite – 2.8%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
5.875%, 10-1-19	2,592	2,924
Lender Processing Services, Inc. and Black Knight Lending Solutions, Inc.,
5.750%, 4-15-23	1,076	1,132
TCI Communications, Inc.,
8.750%, 8-1-15	1,415	1,425
Time Warner Cable, Inc.,
5.850%, 5-1-17	1,901	2,030
Time Warner Co., Inc. (GTD by Time Warner, Inc.),
7.250%, 10-15-17	3,337	3,761

		11,272

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Department Stores – 1.1%
Macy’s Retail Holdings, Inc.:
7.450%, 7-15-17	$1,000	$1,114
7.875%, 8-15-36	2,000	2,132
TJX Cos., Inc. (The),
2.750%, 6-15-21	1,000	1,011

		4,257

General Merchandise Stores – 1.6%
Dollar General Corp.,
4.125%, 7-15-17	4,000	4,182
Target Corp.,
6.000%, 1-15-18	2,025	2,252

		6,434

Home Improvement Retail – 0.5%
Lowe’s Co., Inc.,
2.125%, 4-15-16	2,000	2,023

Internet Retail – 1.1%
Amazon.com, Inc.:
1.200%, 11-29-17	2,000	1,993
3.800%, 12-5-24	2,520	2,526

		4,519

Leisure Products – 0.3%
Mattel, Inc.,
2.500%, 11-1-16	1,000	1,016

Total Consumer Discretionary – 13.2%		52,193
Consumer Staples

Brewers – 0.8%
Heineken N.V.,
1.400%, 10-1-17 (A)	2,000	2,000
International CCE, Inc.,
2.125%, 9-15-15	1,075	1,078

		3,078

Distillers & Vintners – 0.7%
Beam, Inc.,
1.875%, 5-15-17	2,672	2,695

Food Distributors – 1.2%
Bestfoods,
7.000%, 10-15-17	2,500	2,808
Wm. Wrigley Jr. Co.,
2.400%, 10-21-18 (A)	2,000	2,027

		4,835

Food Retail – 0.6%
Kroger Co. (The),
6.800%, 12-15-18	2,245	2,581

Packaged Foods & Meats – 0.6%
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8-15-19	2,459	2,474

Total Consumer Staples – 3.9%		15,663

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy

Integrated Oil & Gas – 0.8%
Phillips Petroleum Co.,
6.650%, 7-15-18	$1,500	$1,715
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11-8-18	1,500	1,507

		3,222

Oil & Gas Equipment & Services – 1.2%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1-31-19	1,850	2,108
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.950%, 9-14-16 (A)	1,000	1,013
Schlumberger Norge A.S.,
1.250%, 8-1-17 (A)	1,500	1,497

		4,618

Oil & Gas Exploration & Production – 2.7%
BP Capital Markets plc,
1.674%, 2-13-18	3,750	3,761
ConocoPhillips Co. (GTD by ConocoPhillips),
3.350%, 11-15-24	1,000	988
EQT Corp.,
8.125%, 6-1-19	2,650	3,100
Marathon Oil Corp.,
0.900%, 11-1-15	2,000	2,000
Plains Exploration & Production Co.,
6.875%, 2-15-23	1,000	1,072

		10,921

Oil & Gas Refining & Marketing – 0.7%
Shell International Finance B.V. (GTD by Royal Dutch Shell plc),
2.000%, 11-15-18	2,625	2,652

Oil & Gas Storage & Transportation – 1.2%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4-1-21	995	1,053
DCP Midstream Operating L.P. (GTD by DCP Midstream Partners L.P.),
3.250%, 10-1-15	1,500	1,500
El Paso Corp.,
7.000%, 6-15-17	2,000	2,175

		4,728

Total Energy – 6.6%		26,141
Financials

Asset Management & Custody Banks – 1.0%
Ares Capital Corp.,
3.875%, 1-15-20	2,820	2,860

2015	SEMIANNUAL REPORT	73

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Asset Management & Custody Banks (Continued)
Mitsubishi UFJ Trust & Banking Corp.,
0.369%, 9-3-15 (B)	$1,000	$1,000

		3,860

Consumer Finance – 6.2%
American Express Credit Corp.,
1.300%, 7-29-16	1,978	1,984
American Honda Finance Corp.:
7.625%, 10-1-18 (A)	1,000	1,184
2.125%, 10-10-18	3,000	3,044
Capital One Bank USA N.A.,
2.150%, 11-21-18	2,000	1,996
Capital One Financial Corp.,
6.750%, 9-15-17	1,000	1,107
Capital One N.A.,
2.400%, 9-5-19	1,000	990
Caterpillar Financial Services Corp.,
1.000%, 11-25-16	3,000	3,007
Discover Financial Services,
3.950%, 11-6-24	4,200	4,075
Ford Motor Credit Co. LLC:
1.500%, 1-17-17	1,000	999
5.000%, 5-15-18	1,126	1,210
Hyundai Capital America:
1.875%, 8-9-16 (A)	1,000	1,006
2.875%, 8-9-18 (A)	1,000	1,023
Western Union Co. (The),
5.930%, 10-1-16	3,000	3,150

		24,775

Diversified Banks – 4.7%
Bank of America Corp.:
5.650%, 5-1-18	1,000	1,098
2.600%, 1-15-19	2,000	2,021
Bank of New York Mellon Corp. (The),
2.300%, 9-11-19	2,550	2,546
Bank of Nova Scotia (The),
2.050%, 10-30-18	2,500	2,524
Bear Stearns Co., Inc. (The),
6.400%, 10-2-17	2,000	2,201
Commonwealth Bank of Australia,
2.250%, 3-13-19	2,500	2,510
HSBC Bank plc,
3.100%, 5-24-16 (A)	1,000	1,020
U.S. Bancorp,
2.200%, 11-15-16	1,000	1,017
Wachovia Corp.,
5.750%, 2-1-18	1,500	1,655
Wells Fargo & Co.,
2.150%, 1-15-19	2,000	2,011

		18,603

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The),
3.700%, 8-1-15	$1,000	$1,003
Merrill Lynch & Co., Inc.,
6.400%, 8-28-17	2,000	2,192
Morgan Stanley,
5.950%, 12-28-17	2,000	2,198

		5,393

Life & Health Insurance – 1.6%
Aflac, Inc.,
3.625%, 11-15-24	2,204	2,208
MetLife, Inc.,
6.817%, 8-15-18	2,558	2,943
Prudential Financial, Inc.,
4.750%, 9-17-15	1,000	1,008

		6,159

Other Diversified Financial Services – 3.9%
Citigroup, Inc.:
1.300%, 11-15-16	2,000	1,998
2.550%, 4-8-19	1,000	1,008
Daimler Finance North America LLC,
1.300%, 7-31-15 (A)	1,760	1,761
Fidelity National Financial, Inc.,
6.600%, 5-15-17	1,000	1,082
John Deere Capital Corp.,
1.200%, 10-10-17	2,986	2,981
JPMorgan Chase & Co.,
6.000%, 1-15-18	3,316	3,651
TIAA Asset Management Finance Co. LLC,
2.950%, 11-1-19 (A)	3,000	3,020

		15,501

Property & Casualty Insurance – 1.0%
Berkshire Hathaway, Inc.,
2.100%, 8-14-19	4,000	4,021

Regional Banks – 0.9%
PNC Bank N.A.,
1.300%, 10-3-16	2,000	2,008
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6-10-19	1,447	1,686

		3,694

Total Financials – 20.7%		82,006
Health Care

Biotechnology – 0.7%
Amgen, Inc.:
5.850%, 6-1-17	2,373	2,569
6.150%, 6-1-18	102	114

		2,683

Health Care Equipment – 1.1%
Medtronic, Inc.,
3.500%, 3-15-25 (A)	2,748	2,739

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Equipment (Continued)
Stryker Corp.,
2.000%, 9-30-16	$1,772	$1,791

		4,530

Health Care Services – 0.1%
Quest Diagnostics, Inc.,
3.200%, 4-1-16	544	553

Health Care Supplies – 2.1%
Cardinal Health, Inc.,
3.500%, 11-15-24	3,775	3,707
Catholic Health Initiatives,
2.600%, 8-1-18	3,575	3,633
DENTSPLY International, Inc.,
2.750%, 8-15-16	1,000	1,016

		8,356

Pharmaceuticals – 2.6%
AbbVie, Inc.,
2.500%, 5-14-20	1,200	1,187
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.),
2.350%, 3-12-18	1,950	1,961
Merck Sharp & Dohme Corp.,
5.000%, 6-30-19	3,000	3,338
Mylan, Inc.,
1.350%, 11-29-16	1,500	1,495
Roche Holdings, Inc.,
6.000%, 3-1-19 (A)	2,002	2,277

		10,258

Total Health Care – 6.6%		26,380
Industrials

Air Freight & Logistics – 0.7%
FedEx Corp.,
8.000%, 1-15-19	2,252	2,690

Airlines – 0.6%
Southwest Airlines Co.,
5.125%, 3-1-17	2,263	2,401

Construction Machinery & Heavy Trucks – 1.2%
Joy Global, Inc.,
6.000%, 11-15-16	4,500	4,772

Environmental & Facilities Services – 1.8%
Republic Services, Inc.,
3.800%, 5-15-18	4,000	4,206
Waste Management, Inc.,
6.100%, 3-15-18	2,540	2,834

		7,040

Industrial Conglomerates – 2.3%
Danaher Corp.,
5.400%, 3-1-19	3,750	4,183

74	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrial Conglomerates (Continued)
General Electric Capital Corp.:
5.625%, 9-15-17	$1,000	$1,088
5.625%, 5-1-18	3,500	3,872

		9,143

Railroads – 0.8%
Burlington Northern Santa Fe Corp.,
5.750%, 3-15-18	2,750	3,053

Trading Companies & Distributors – 0.5%
HD Supply, Inc.,
5.250%, 12-15-21 (A)	2,054	2,082

Trucking – 1.5%
Penske Truck Leasing Co. L.P.,
2.500%, 3-15-16 (A)	4,000	4,028
Ryder System, Inc.,
2.450%, 11-15-18	2,000	2,010

		6,038

Total Industrials – 9.4%		37,219
Information Technology

Communications Equipment – 0.4%
QUALCOMM, Inc.,
2.250%, 5-20-20	1,550	1,541

Data Processing & Outsourced Services – 0.3%
Alliance Data Systems Corp.,
6.375%, 4-1-20 (A)	1,000	1,032

Electronic Manufacturing Services – 0.8%
Jabil Circuit, Inc.,
7.750%, 7-15-16	3,000	3,143

Systems Software – 0.3%
CA, Inc.,
5.375%, 12-1-19	1,000	1,112

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.,
1.550%, 2-7-20	3,350	3,279
Oracle Corp.,
2.950%, 5-15-25	2,604	2,504

		5,783

Total Information Technology – 3.2%		12,611
Materials

Diversified Chemicals – 0.3%
Dow Chemical Co. (The),
4.250%, 11-15-20	1,168	1,245

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Metals & Mining – 0.4%
Rio Tinto Finance (USA) Ltd.,
2.250%, 9-20-16	$1,500	$1,522

Metal & Glass Containers – 0.3%
FBG Finance Ltd.,
7.875%, 6-1-16 (A)	1,000	1,059

Specialty Chemicals – 0.5%
Methanex Corp.,
3.250%, 12-15-19	2,163	2,174

Total Materials – 1.5%		6,000
Telecommunication Services

Integrated Telecommunication Services – 1.3%
CC Holdings GS V LLC,
2.381%, 12-15-17	1,000	1,011
SBA Tower Trust,
2.240%, 4-16-18 (A)	1,320	1,313
Verizon Communications, Inc.,
6.350%, 4-1-19	2,455	2,804

		5,128

Wireless Telecommunication Service – 0.5%
American Tower Corp.,
5.900%, 11-1-21	1,000	1,125
Crown Castle Towers LLC,
3.222%, 5-15-22 (A)	1,000	984

		2,109

Total Telecommunication Services – 1.8%		7,237
Utilities

Electric Utilities – 0.8%
Kansas City Power & Light Co.,
7.150%, 4-1-19	2,590	3,053

Multi-Utilities – 0.8%
Dominion Resources, Inc.,
6.400%, 6-15-18	3,000	3,381

Total Utilities – 1.6%		6,434

TOTAL CORPORATE DEBT SECURITIES – 68.5%		$271,884
(Cost: $270,952)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.1%
Ukraine Government AID Bond,
1.844%, 5-16-19	4,500	4,506

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations – 13.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6-15-26	$4,409	$4,755
4.303%,9-25-44 (A)(B)	2,000	2,103
Federal Home Loan Mortgage Corp. Fixed Rate Pass-Through Certificates:
3.000%, 8-1-28	4,405	4,539
3.000%, 9-1-28	4,222	4,351
3.500%, 10-1-28	4,853	5,113
Federal National Mortgage Association Agency REMIC/CMO:
3.000%, 2-25-25	2,599	2,717
2.000%, 4-25-39	1,502	1,468
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.000%, 12-30-15	1,000	1,009
4.580%, 6-1-19	3,639	3,988
3.680%, 2-1-21	1,514	1,577
4.380%, 6-1-21	1,848	2,033
5.500%, 10-1-21	910	979
5.450%, 10-18-21	4,640	4,915
5.500%, 11-1-22	318	339
3.000%, 7-1-28	4,152	4,278
3.000%, 9-1-28	2,216	2,283
4.000%, 12-1-31	3,387	3,620
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3-16-42	1,853	1,818

		51,885

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 14.2%		$56,391
(Cost: $56,054)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 3.6%
U.S. Treasury Notes:
0.750%, 10-31-17	5,000	4,993
2.750%, 2-28-18	9,000	9,434

		14,427

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.6%		$14,427
(Cost: $14,434)

2015	SEMIANNUAL REPORT	75

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2015 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (C) – 11.5%
Air Products and Chemicals, Inc.,
0.140%, 7-6-15	$4,000	$4,000
General Mills, Inc.,
0.360%, 7-6-15	5,000	5,000
John Deere Capital Corp.,
0.130%, 8-11-15	5,000	4,999
Kroger Co. (The),
0.300%, 7-1-15	6,517	6,517
Novartis Finance Corp. (GTD by Novartis AG),
0.080%, 7-7-15	10,000	10,000
Siemens Capital Co. LLC (GTD by Siemens AG),
0.110%, 7-29-15	5,000	5,000
St. Jude Medical, Inc.,
0.260%, 8-4-15	10,000	9,997

		45,513

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.4%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (D)	$1,482	$1,482

TOTAL SHORT-TERM SECURITIES – 11.9%		$46,995
(Cost: $46,995)

TOTAL INVESTMENT SECURITIES – 99.2%		$393,722
(Cost: $392,535)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		3,021

NET ASSETS – 100.0%		$396,743

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $36,186 or 9.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(C)	Rate shown is the yield to maturity at June 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$4,025	$—	$—
Corporate Debt Securities	—	271,884	—
United States Government Agency Obligations	—	56,391	—
United States Government Obligations	—	14,427	—
Short-Term Securities	—	46,995	—
Total	$4,025	$389,697	$—

During the period ended June 30, 2015, securities totaling $1,737 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

76	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Micro Cap Growth	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	96.3%
Health Care	34.8%
Consumer Discretionary	20.0%
Information Technology	17.4%
Industrials	9.8%
Financials	4.9%
Consumer Staples	4.6%
Telecommunication Services	3.0%
Energy	1.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.7%

Top 10 Equity Holdings

Company	Sector	Industry
Adeptus Health, Inc., Class A	Health Care	Health Care Services
2U, Inc.	Consumer Discretionary	Education Services
Retrophin, Inc.	Health Care	Biotechnology
Callidus Software, Inc.	Information Technology	Application Software
Repligen Corp.	Health Care	Biotechnology
Nautilus Group, Inc. (The)	Consumer Discretionary	Leisure Products
ZS Pharma, Inc.	Health Care	Pharmaceuticals
Rentrak Corp.	Consumer Discretionary	Movies & Entertainment
Enanta Pharmaceuticals, Inc.	Health Care	Biotechnology
Global Telecom & Technology, Inc.	Telecommunication Services	Integrated Telecommunication Services

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	77

SCHEDULE OF INVESTMENTS

Micro Cap Growth (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.1%
Boot Barn Holdings, Inc. (A)	20	$637
Christopher & Banks Corp. (A)	39	156

		793

Apparel, Accessories & Luxury Goods – 1.0%
Movado Group, Inc.	25	690

Broadcasting – 0.8%
Entravision Communications Corp.	69	568

Education Services – 2.3%
2U, Inc. (A)	50	1,619

Home Improvement Retail – 1.1%
Tile Shop Holdings, Inc. (A)	57	812

Homebuilding – 0.8%
M/I Homes, Inc. (A)	23	572

Homefurnishing Retail – 1.1%
Kirkland’s, Inc.	27	758

Hotels, Resorts & Cruise Lines – 0.5%
Morgans Hotel Group Co. (A)	49	327

Leisure Products – 3.9%
Arctic Cat, Inc.	23	754
Malibu Boats, Inc., Class A (A)	31	623
Nautilus Group, Inc. (The) (A)	64	1,381

		2,758

Movies & Entertainment – 1.7%
Rentrak Corp. (A)	17	1,193

Restaurants – 3.9%
Dave & Buster’s Entertainment, Inc. (A)	22	798
Del Frisco’s Restaurant Group, Inc. (A)	43	796
Good Times Restaurants, Inc. (A)	59	523
Habit Restaurants, Inc. (The), Class A (A)	22	685

		2,802

Specialty Stores – 1.8%
Build-A-Bear Workshop, Inc. (A)	41	659

COMMON STOCKS (Continued)	Shares	Value
Specialty Stores (Continued)
Sportsman’s Warehouse Holdings, Inc. (A)	58	$664

		1,323

Total Consumer Discretionary – 20.0%		14,215
Consumer Staples

Food Distributors – 0.6%
Chefs’ Warehouse Holdings LLC (The) (A)	21	438

Food Retail – 1.2%
Natural Grocers by Vitamin Cottage, Inc. (A)	34	844

Packaged Foods & Meats – 0.6%
Inventure Foods, Inc. (A)	41	415

Personal Products – 2.2%
IGI Laboratories, Inc. (A)	80	503
Inter Parfums, Inc.	32	1,092

		1,595

Total Consumer Staples – 4.6%		3,292
Energy

Oil & Gas Drilling – 0.5%
Pioneer Drilling Co. (A)	52	327

Oil & Gas Equipment & Services – 1.0%
Basic Energy Services, Inc. (A)	29	220
RigNet, Inc. (A)	17	532

		752

Oil & Gas Exploration & Production – 0.3%
Triangle Petroleum Corp. (A)	40	199

Total Energy – 1.8%		1,278
Financials

Asset Management & Custody Banks – 1.8%
Actua Corp. (A)	23	334
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	47	938

		1,272

Investment Banking & Brokerage – 1.2%
Marcus & Millichap, Inc. (A)	19	877

Office REITs – 0.6%
City Office REIT, Inc.	33	410

Specialized REITs – 0.9%
Ashford Hospitality Prime, Inc.	42	637

COMMON STOCKS (Continued)	Shares	Value
Thrifts & Mortgage Finance – 0.4%
PennyMac Financial Services, Inc., Class A (A)	17	$315

Total Financials – 4.9%		3,511
Health Care

Biotechnology – 12.0%
Acceleron Pharma, Inc. (A)	14	437
Ardelyx, Inc. (A)	33	524
Argos Therapeutics, Inc. (A)	40	272
Cara Therapeutics, Inc. (A)	48	586
Concert Pharmaceuticals, Inc. (A)	50	743
Enanta Pharmaceuticals, Inc. (A)	27	1,192
NewLink Genetics Corp. (A)	18	783
Repligen Corp. (A)	36	1,502
Retrophin, Inc. (A)	47	1,548
Synergy Pharmaceuticals, Inc. (A)	70	583
Verastem, Inc. (A)	49	372

		8,542

Health Care Equipment – 3.4%
Avinger, Inc. (A)	28	365
K2M Group Holdings, Inc. (A)	36	853
Oxford Immunotec Global plc (A)	47	652
Sunshine Heart, Inc. (A)	58	199
Veracyte, Inc. (A)	31	341

		2,410

Health Care Facilities – 2.9%
AAC Holdings, Inc. (A)	26	1,133
Surgical Care Affiliates, Inc. (A)	23	894

		2,027

Health Care Services – 4.1%
Adeptus Health, Inc., Class A (A)	21	2,023
Cross Country Healthcare, Inc. (A)	73	925

		2,948

Health Care Supplies – 1.7%
Quidel Corp. (A)	48	1,101
TearLab Corp. (A)	70	142

		1,243

Health Care Technology – 4.3%
Evolent Health, Inc., Class A (A)	34	661
HealthStream, Inc. (A)	29	870
Imprivata, Inc. (A)	53	861
Press Ganey Holdings, Inc. (A)	23	662

		3,054

78	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Micro Cap Growth (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals – 6.4%
Aerie Pharmaceuticals, Inc. (A)	44	$782
Intersect ENT, Inc. (A)	34	976
Intra-Cellular Therapies, Inc. (A)	30	971
Pernix Therapeutics Holdings, Inc. (A)	102	603
ZS Pharma, Inc. (A)	24	1,242

		4,574

Total Health Care – 34.8%		24,798
Industrials

Building Products – 3.6%
Builders FirstSource, Inc. (A)	71	907
NCI Building Systems, Inc. (A)	50	750
PGT, Inc. (A)	62	901

		2,558

Construction & Engineering – 0.6%
Orion Marine Group, Inc. (A)	62	445

Construction Machinery & Heavy Trucks – 0.6%
Wabash National Corp. (A)	36	446

Electrical Components & Equipment – 0.7%
Enphase Energy, Inc. (A)	44	337
Orion Energy Systems, Inc. (A)	55	138

		475

Office Services & Supplies – 1.0%
ARC Document Solutions, Inc. (A)	96	729

Research & Consulting Services – 0.4%
Levy Acquisition Corp. (A)	16	244

Trucking – 2.9%
Celadon Group, Inc.	7	147
Covenant Transportation Group, Inc., Class A (A)	33	835
Marten Transport Ltd.	26	565
Roadrunner Transportation Systems, Inc. (A)	20	503

		2,050

Total Industrials – 9.8%		6,947
Information Technology

Application Software – 3.4%
Callidus Software, Inc. (A)	99	1,535
Globant S.A. (A)	6	195
Materialise N.V. ADR (A)	31	284
Yodlee, Inc. (A)	27	388

		2,402

COMMON STOCKS (Continued)	Shares	Value
Communications Equipment – 1.4%
Ruckus Wireless, Inc. (A)	49	$506
ShoreTel, Inc. (A)	70	475

		981

Electronic Equipment & Instruments – 0.5%
CUI Global, Inc. (A)	67	339

Electronic Manufacturing Services – 1.0%
M/A-COM Technology Solutions Holdings, Inc. (A)	19	742

Home Entertainment Software – 0.4%
Glu Mobile, Inc. (A)	51	314

Internet Software & Services – 4.2%
Amber Road, Inc. (A)	72	505
Boingo Wireless, Inc. (A)	76	629
Q2 Holdings, Inc. (A)	36	1,017
Tech Target, Inc. (A)	44	391
Xactly Corp. (A)	48	415

		2,957

Semiconductor Equipment – 2.2%
MaxLinear, Inc., Class A (A)	76	919
Nanometrics, Inc. (A)	25	401
Ultra Clean Holdings, Inc. (A)	35	218

		1,538

Semiconductors – 0.8%
Exar Corp. (A)	60	588

Systems Software – 2.6%
Barracuda Networks, Inc. (A)	17	670
TubeMogul, Inc. (A)	52	744
Varonis Systems, Inc. (A)	19	420

		1,834

Technology Hardware, Storage & Peripherals – 0.9%
Datalink Corp. (A)	32	285
Dot Hill Systems Corp. (A)	61	372

		657

Total Information Technology – 17.4%		12,352
Telecommunication Services

Alternative Carriers – 0.5%
inContact, Inc. (A)	37	365

Integrated Telecommunication Services – 1.6%
GTT Communications, Inc. (A)	48	1,136

COMMON STOCKS (Continued)	Shares	Value
Wireless Telecommunication Service – 0.9%
RingCentral, Inc., Class A (A)	35	$642

Total Telecommunication Services – 3.0%		2,143

TOTAL COMMON STOCKS – 96.3%		$68,536
(Cost: $53,811)

SHORT-TERM SECURITIES	Principal

Master Note – 4.3%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (B)	$3,089	3,089

TOTAL SHORT-TERM SECURITIES – 4.3%		$3,089
(Cost: $3,089)

TOTAL INVESTMENT SECURITIES – 100.6%		$71,625
(Cost: $56,900)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(405)

NET ASSETS – 100.0%		$71,220

2015	SEMIANNUAL REPORT	79

SCHEDULE OF INVESTMENTS

Micro Cap Growth (in thousands)	JUNE 30, 2015 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$68,536	$—	$—
Short-Term Securities	—	3,089	—
Total	$68,536	$3,089	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

80	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Mid Cap Growth	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	96.1%
Consumer Discretionary	20.2%
Health Care	17.3%
Industrials	16.6%
Information Technology	15.7%
Financials	10.7%
Consumer Staples	7.5%
Energy	6.1%
Materials	2.0%
Purchased Options	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.6%

Top 10 Equity Holdings

Company	Sector	Industry
Northern Trust Corp.	Financials	Asset Management & Custody Banks
Electronic Arts, Inc.	Information Technology	Home Entertainment Software
Intuitive Surgical, Inc.	Health Care	Health Care Equipment
Signature Bank	Financials	Regional Banks
First Republic Bank	Financials	Regional Banks
Expeditors International of Washington, Inc.	Industrials	Air Freight & Logistics
BioMarin Pharmaceutical, Inc.	Health Care	Biotechnology
Microchip Technology, Inc.	Information Technology	Semiconductors
Fortune Brands Home & Security, Inc.	Industrials	Building Products
Hain Celestial Group, Inc. (The)	Consumer Staples	Packaged Foods & Meats

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	81

SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 2.7%
DSW, Inc., Class A	236	$7,861
Urban Outfitters, Inc. (A)	244	8,549

		16,410

Apparel, Accessories & Luxury Goods – 4.3%
Burberry Group plc (B)	267	6,579
Kate Spade & Co. (A)	224	4,818
Polo Ralph Lauren Corp. (C)	69	9,104
Under Armour, Inc., Class A (A)	59	4,900

		25,401

Auto Parts & Equipment – 1.6%
BorgWarner, Inc.	168	9,577

Department Stores – 1.2%
Nordstrom, Inc.	97	7,231

Homefurnishing Retail – 1.5%
Bed Bath & Beyond, Inc. (A)	133	9,144

Internet Retail – 1.1%
TripAdvisor, Inc. (A)	75	6,567

Leisure Products – 2.9%
Mattel, Inc.	342	8,786
Polaris Industries, Inc.	57	8,509

		17,295

Restaurants – 2.0%
Dunkin’ Brands Group, Inc. (C)	217	11,943

Specialty Stores – 2.9%
Tiffany & Co.	72	6,588
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	69	10,668

		17,256

Total Consumer Discretionary – 20.2%		120,824
Consumer Staples

Distillers & Vintners – 1.0%
Brown-Forman Corp., Class B	62	6,165

Food Retail – 1.3%
Whole Foods Market, Inc.	198	7,791

Packaged Foods & Meats – 4.0%
Hain Celestial Group, Inc. (The) (A)	182	12,010
Mead Johnson Nutrition Co. (C)	127	11,489

		23,499

Personal Products – 1.2%
Coty, Inc., Class A (D)	227	7,263

Total Consumer Staples – 7.5%		44,718

COMMON STOCKS (Continued)	Shares	Value
Energy

Oil & Gas Exploration & Production – 6.1%
Cabot Oil & Gas Corp.	287	$9,051
Cimarex Energy Co.	41	4,502
Continental Resources, Inc. (A)	187	7,941
Noble Energy, Inc.	144	6,128
Oasis Petroleum LLC (A)	180	2,856
Southwestern Energy Co. (A)	263	5,973

		36,451

Total Energy – 6.1%		36,451
Financials

Asset Management & Custody Banks – 3.9%
Northern Trust Corp.	244	18,654
Oaktree Capital Group LLC	91	4,854

		23,508

Regional Banks – 5.2%
First Republic Bank	214	13,475
Signature Bank (A)	97	14,147
UMB Financial Corp.	58	3,326

		30,948

Specialized Finance – 1.6%
CME Group, Inc.	100	9,293

Total Financials – 10.7%		63,749
Health Care

Biotechnology – 7.1%
ACADIA Pharmaceuticals, Inc. (A)	129	5,420
Alkermes plc (A)	154	9,896
BioMarin Pharmaceutical, Inc. (A)	89	12,149
Incyte Corp. (A)	64	6,709
Medivation, Inc. (A)	71	8,161

		42,335

Health Care Distributors – 1.5%
Henry Schein, Inc. (A)	64	9,093

Health Care Equipment – 2.7%
Intuitive Surgical, Inc. (A)	32	15,715

Health Care Facilities – 1.2%
Acadia Healthcare Co., Inc. (A)	90	7,058

Health Care Supplies – 1.6%
Align Technology, Inc. (A)	154	9,657

Health Care Technology – 1.2%
Cerner Corp. (A)(C)	104	7,156

Pharmaceuticals – 2.0%
Zoetis, Inc.	247	11,925

Total Health Care – 17.3%		102,939

COMMON STOCKS (Continued)	Shares	Value
Industrials

Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	279	$12,878

Building Products – 2.0%
Fortune Brands Home & Security, Inc.	263	12,067

Construction Machinery & Heavy Trucks – 0.9%
Joy Global, Inc.	146	5,289

Electrical Components & Equipment – 0.5%
Generac Holdings, Inc. (A)	78	3,101

Environmental & Facilities Services – 1.5%
Stericycle, Inc. (A)	66	8,784

Industrial Machinery – 1.6%
Flowserve Corp.	160	8,412
Woodward, Inc.	17	910

		9,322

Research & Consulting Services – 5.2%
CoStar Group, Inc. (A)	60	12,002
Towers Watson & Co., Class A	63	7,880
Verisk Analytics, Inc., Class A (A)	151	10,996

		30,878

Trading Companies & Distributors – 2.0%
Fastenal Co.	283	11,944

Trucking – 0.8%
J.B. Hunt Transport Services, Inc.	58	4,744

Total Industrials – 16.6%		99,007
Information Technology

Application Software – 1.4%
ANSYS, Inc. (A)	90	8,172

Communications Equipment – 1.1%
F5 Networks, Inc. (A)	55	6,590

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp. (A)	31	8,977

Home Entertainment Software – 2.8%
Electronic Arts, Inc. (A)(C)	247	16,402

Internet Software & Services – 3.6%
GrubHub, Inc. (A)	198	6,752
Pandora Media, Inc. (A)	631	9,813
WebMD Health Corp., Class A (A)	114	5,063

		21,628

IT Consulting & Other Services – 1.3%
Teradata Corp. (A)	207	7,666

82	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 2.0%
Microchip Technology, Inc.	255	$12,076

Systems Software – 1.3%
ServiceNow, Inc. (A)	106	7,843

Technology Hardware, Storage & Peripherals – 0.7%
SanDisk Corp.	76	4,450

Total Information Technology – 15.7%		93,804
Materials

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	100	5,915

Specialty Chemicals – 1.0%
Valspar Corp. (The)	76	6,246

Total Materials – 2.0%		12,161

TOTAL COMMON STOCKS – 96.1%		$573,653
(Cost: $496,730)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Value
Russell 2000 Index,
Put $1,240.00, Expires 7-31-15, OTC (Ctrpty: UBS AG)	337	$715
S&P 500 Index,
Put $2,050.00, Expires 7-31-15	148	500
SPDR S&P MIDCAP 400 ETF Trust,
Put $272.50, Expires 7-31-15, OTC (Ctrpty: Deutsche Bank AG)	1,753	841

TOTAL PURCHASED OPTIONS – 0.3%		$2,056
(Cost: $1,192)

SHORT-TERM SECURITIES	Principal
Commercial Paper (E) – 3.6%
Air Products and Chemicals, Inc.,
0.140%, 7-6-15	$3,000	3,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (E) (Continued)
Bemis Co., Inc.,
0.350%, 7-8-15	$5,000	$4,999
St. Jude Medical, Inc.,
0.260%, 8-4-15	8,000	7,998
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank),
0.150%, 7-20-15	5,000	5,000

		20,997

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (F)	1,990	1,990

TOTAL SHORT-TERM SECURITIES – 3.9%		$22,987
(Cost: $22,987)

TOTAL INVESTMENT SECURITIES – 100.3%		$598,696
(Cost: $520,909)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(1,902)

NET ASSETS – 100.0%		$596,794

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $579 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of securities with an aggregate value of $1,074 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Rate shown is the yield to maturity at June 30, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Coty, Inc., Class A	N/A	Call	336	July 2015	$32.00	$41	$(43)
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	329	July 2015	85.00	253	(490)
Russell 2000 Index	UBS AG	Put	337	July 2015	1,140.00	66	(133)
S&P 500 Index	N/A	Put	148	July 2015	1,880.00	41	(91)
SPDR S&P MIDCAP 400 ETF Trust	Duetsche Bank AG	Put	1,753	July 2015	250.00	51	(158)
Woodward, Inc.	Credit Suisse (USA), Inc.	Put	288	July 2015	50.00	25	(3)

						$477	$(918)

2015	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	JUNE 30, 2015 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$573,653	$—	$—
Purchased Options	500	1,556	—
Short-Term Securities	—	22,987	—
Total	$574,153	$24,543	$—
Liabilities
Written Options	$134	$784	$—

During the period ended June 30, 2015, securities totaling $6,428 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

84	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Money Market	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Corporate Obligations	67.1%
Notes	28.6%
Commercial Paper	28.5%
Certificate Of Deposit	9.8%
Master Note	0.2%
Municipal Obligations	26.3%
United States Government and Government Agency Obligations	6.2%
Cash and Other Assets (Net of Liabilities)	0.4%

2015	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS

Money Market (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile:
0.360%, 7-6-15 (A)	$2,750	$2,750
0.220%, 7-23-15	6,000	6,000
0.220%, 7-30-15	3,000	3,000
0.210%, 8-20-15	1,500	1,500
0.350%, 3-21-16 (A)	3,200	3,200
Bank of America N.A.:
0.250%, 7-14-15	8,000	8,000
0.230%, 8-10-15	5,000	5,000
BMO Harris Bank N.A.:
0.310%, 7-5-15 (A)	8,500	8,500
0.310%, 7-14-15 (A)	7,100	7,100
Toyota Motor Credit Corp.,
0.270%, 7-20-15 (A)	8,400	8,400

Total Certificate Of Deposit – 9.8%		53,450
Commercial Paper (B)
Air Products and Chemicals, Inc.,
0.130%, 7-24-15	4,000	3,999
BMW U.S. Capital LLC (GTD by BMW AG),
0.130%, 7-7-15	6,500	6,500
Coca-Cola Co. (The),
0.300%, 9-22-15	3,000	2,998
Corporacion Andina de Fomento,
0.180%, 7-8-15	5,000	5,000
EMC Corp.,
0.180%, 8-6-15	4,400	4,399
Essilor International S.A.:
0.130%, 7-10-15	3,500	3,500
0.130%, 7-16-15	5,000	5,000
0.140%, 7-22-15	6,300	6,299
0.140%, 7-23-15	3,000	3,000
J.M. Smucker Co. (The),
0.350%, 7-1-15	2,680	2,680
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.130%, 7-8-15	3,000	3,000
Kroger Co. (The),
0.300%, 7-1-15	2,680	2,680
L Air Liquide S.A.:
0.160%, 7-10-15	6,250	6,250
0.170%, 7-16-15	12,000	11,999
L Oreal USA, Inc.,
0.130%, 7-20-15	4,000	4,000
McCormick & Co., Inc.,
0.230%, 7-1-15	2,300	2,300
National Oilwell Varco, Inc.:
0.150%, 7-14-15	3,200	3,200
0.190%, 7-16-15	5,000	5,000

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Commercial Paper (B) (Continued)
Northern Illinois Gas Co.:
0.300%, 7-1-15	$12,700	$12,700
0.270%, 7-7-15	2,750	2,750
0.250%, 7-9-15	3,000	3,000
0.280%, 7-13-15	8,200	8,199
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.210%, 7-15-15	15,300	15,298
St. Jude Medical, Inc.:
0.510%, 7-8-15	9,700	9,699
0.240%, 7-20-15	8,200	8,199
0.270%, 7-23-15	6,600	6,599
0.260%, 8-3-15	500	500
0.260%, 8-4-15	1,500	1,499
Wisconsin Electric Power Co.,
0.150%, 7-1-15	1,925	1,925
Wisconsin Gas LLC,
0.130%, 7-10-15	3,000	3,000

Total Commercial Paper – 28.5%		155,172
Master Note
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (A)	1,212	1,212

Total Master Note – 0.2%		1,212
Notes
American Honda Finance Corp.:
0.270%, 7-10-15 (A)	15,500	15,500
0.300%, 7-15-15 (A)	4,300	4,300
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.800%, 7-15-15	13,960	13,963
Banco del Estado de Chile,
0.390%, 7-22-15 (A)	10,200	10,200
Bank of Nova Scotia (The):
0.280%, 7-5-15 (A)	5,500	5,500
0.790%, 7-17-15 (A)	4,000	4,018
0.280%, 7-22-15 (A)	13,000	13,000
0.510%, 9-27-15 (A)	2,000	2,002
BMO Harris Bank N.A.,
0.290%, 7-10-15 (A)	6,450	6,450
General Electric Capital Corp.:
1.625%, 7-2-15	1,115	1,115
0.460%, 7-6-15 (A)	4,200	4,202
0.870%, 7-8-15 (A)	625	627
0.470%, 7-9-15 (A)	2,478	2,480
1.024%, 7-9-15 (A)	1,200	1,200
1.076%, 8-8-15 (A)	600	603
0.880%, 9-12-15 (A)	4,050	4,060
1.000%, 9-23-15 (A)	7,000	7,012

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Notes (Continued)
JPMorgan Chase & Co.:
0.440%, 7-22-15 (A)	$1,650	$1,650
0.440%, 9-8-15 (A)	4,750	4,750
John Deere Capital Corp.,
0.400%, 9-13-15 (A)	2,600	2,602
JPMorgan Chase Bank N.A.,
0.330%, 7-23-15 (A)	6,400	6,400
NIKE, Inc.,
5.150%, 10-15-15	515	522
PepsiCo, Inc.:
0.480%, 7-30-15 (A)	1,900	1,900
0.490%, 8-28-15 (A)	1,150	1,151
Rabobank Nederland,
0.320%, 9-1-15 (A)	5,000	5,000
Toyota Motor Credit Corp.:
0.290%, 7-14-15 (A)	7,500	7,500
0.440%, 9-18-15 (A)	825	825
U.S. Bank National Association,
0.330%, 8-28-15 (A)	7,700	7,701
Wells Fargo & Co.,
0.480%, 7-28-15 (A)	850	850
Wells Fargo Bank N.A.:
0.330%, 7-20-15 (A)	7,500	7,500
0.390%, 7-20-15 (A)	3,000	3,000
0.370%, 9-10-15 (A)	3,500	3,500
0.410%, 9-15-15 (A)	4,500	4,500

Total Notes – 28.6%		155,583

TOTAL CORPORATE OBLIGATIONS – 67.1%		$365,417
(Cost: $365,417)

MUNICIPAL OBLIGATIONS
California – 3.8%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.),
0.020%, 7-1-15 (A)	800	800
CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.),
0.010%, 7-1-15 (A)	1,900	1,900

86	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Money Market (in thousands)	JUNE 30, 2015 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
California (Continued)
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.010%, 7-1-15 (A)	$4,314	$4,314
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.),
0.010%, 7-1-15 (A)	2,979	2,979
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government),
0.070%, 7-7-15 (A)	2,232	2,232
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by U.S. Government),
0.070%, 7-7-15 (A)	8,700	8,700

		20,925

Colorado – 2.0%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.090%, 7-7-15 (A)	5,350	5,350
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.070%, 7-7-15 (A)	3,100	3,100
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.),
0.110%, 7-7-15 (A)	250	250
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.):
0.090%, 7-7-15 (A)	1,500	1,500
0.250%, 7-7-15 (A)	550	550

		10,750

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Florida – 0.6%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.),
0.060%, 7-1-15 (A)	$3,060	$3,060

Georgia – 3.4%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.),
0.060%, 7-1-15 (A)	2,275	2,275
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank),
0.130%, 7-1-15	4,100	4,100
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.150%, 7-1-15	12,130	12,130

		18,505

Illinois – 1.3%
Chicago, IL, O’Hare Intl Arpt Rev Notes, Ser 2015D-3 (GTD by BMO Harris Bank N.A.),
0.160%, 7-23-15	5,482	5,482
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.060%, 7-7-15 (A)	545	545
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.040%, 7-1-15 (A)	1,000	1,000

		7,027

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Iowa – 0.2%
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center),
0.030%, 7-1-15 (A)	$1,065	$1,065

Louisiana – 1.5%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.080%, 7-7-15 (A)	2,350	2,350
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.040%, 7-1-15 (A)	3,941	3,941
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.020%, 7-1-15 (A)	1,600	1,600

		7,891

Maryland – 0.1%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.120%, 7-7-15 (A)	515	515

Michigan – 0.4%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.040%, 7-1-15 (A)	1,900	1,900

Minnesota – 0.4%
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt),
0.080%, 7-7-15 (A)	2,000	2,000

2015	SEMIANNUAL REPORT	87

SCHEDULE OF INVESTMENTS

Money Market (in thousands)	JUNE 30, 2015 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Mississippi – 2.3%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.020%, 7-1-15 (A)	$4,637	$4,637
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7-1-15 (A)	2,220	2,220
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.),
0.020%, 7-1-15 (A)	4,332	4,332
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7-1-15 (A)	1,550	1,550

		12,739

Missouri – 0.3%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.130%, 7-7-15 (A)	1,340	1,340

New Jersey – 0.7%
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.050%, 7-7-15 (A)	3,200	3,200
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.180%, 7-7-15 (A)	767	767

		3,967

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
New York – 3.5%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.070%, 7-7-15 (A)	$2,000	$2,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank N.A.),
0.070%, 7-7-15 (A)	1,800	1,800
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.),
0.080%, 7-7-15 (A)	2,400	2,400
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A,
0.070%, 7-7-15 (A)	2,250	2,250
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.070%, 7-7-15 (A)	5,000	5,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.070%, 7-7-15 (A)	2,600	2,600
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006A (GTD by Citibank N.A.),
0.070%, 7-7-15 (A)	3,000	3,000

		19,050

Ohio – 0.3%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.070%, 7-7-15 (A)	1,800	1,800

Oregon – 0.1%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.060%, 7-7-15 (A)	700	700

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
South Dakota – 0.8%
SD Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.),
0.070%, 7-7-15 (A)	$4,585	$4,585

Tennessee – 1.0%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.070%, 7-7-15 (A)	5,500	5,500

Texas – 2.4%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.070%, 7-7-15 (A)	1,500	1,500
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.040%, 7-1-15 (A)	9,220	9,220
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.040%, 7-1-15 (A)	2,250	2,250

		12,970

Wisconsin – 0.8%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.),
0.060%, 7-7-15 (A)	4,600	4,600

88	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Money Market (in thousands)	JUNE 30, 2015 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Wyoming – 0.4%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.020%, 7-1-15 (A)	$2,381	$2,381

TOTAL MUNICIPAL OBLIGATIONS – 26.3%		$143,270
(Cost: $143,270)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 6.2%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 7-1-15 (A)	3,820	3,820
0.110%, 7-3-15 (A)	2,914	2,914
0.110%, 7-7-15 (A)	22,106	22,106
0.110%, 7-29-15 (A)	5,100	5,100

		33,940

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Value
TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 6.2%	$33,940
(Cost: $33,940)

TOTAL INVESTMENT SECURITIES – 99.6%	$542,627
(Cost: $542,627)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%	2,120

NET ASSETS – 100.0%	$544,747

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

(B)	Rate shown is the yield to maturity at June 30, 2015.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$365,417	$—
Municipal Obligations	—	143,270	—
United States Government and Government Agency Obligations	—	33,940	—
Total	$—	$542,627	$—

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	89

SCHEDULE OF INVESTMENTS

Money Market (in thousands)	JUNE 30, 2015 (UNAUDITED)

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

90	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Real Estate Securities	ALL DATA IS AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	98.6%
Financials	96.2%
Consumer Discretionary	1.2%
Information Technology	1.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.4%

Top 10 Equity Holdings

Company	Sector	Industry
Simon Property Group, Inc.	Financials	Retail REITs
Equity Residential	Financials	Residential REITs
Boston Properties, Inc.	Financials	Office REITs
AvalonBay Communities, Inc.	Financials	Residential REITs
Public Storage, Inc.	Financials	Specialized REITs
Essex Property Trust, Inc.	Financials	Residential REITs
Vornado Realty Trust	Financials	Office REITs
Health Care, Inc.	Financials	Health Care REITs
Host Hotels & Resorts, Inc.	Financials	Specialized REITs
General Growth Properties, Inc.	Financials	Retail REITs

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	91

SCHEDULE OF INVESTMENTS

Real Estate Securities (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Worldwide Holdings, Inc. (A)	20	$551

Total Consumer Discretionary – 1.2%		551
Financials

Diversified REITs – 0.7%
Liberty Property Trust	10	332

Health Care REITs – 4.8%
HCP, Inc.	10	368
Health Care, Inc.	28	1,825

		2,193

Industrial REITs – 3.8%
DCT Industrial Trust, Inc.	17	520
ProLogis	34	1,251

		1,771

Office REITs – 22.4%
Alexandria Real Estate Equities, Inc.	16	1,408
Boston Properties, Inc.	19	2,251
Digital Realty Trust, Inc.	6	373
Duke Realty Corp.	58	1,068
Highwoods Properties, Inc.	14	551
Hudson Pacific Properties, Inc.	17	485
Kilroy Realty Corp.	8	557
Mack-Cali Realty Corp.	19	345
Paramount Group, Inc.	20	338
SL Green Realty Corp.	10	1,121
Vornado Realty Trust	20	1,889

		10,386

Residential REITs – 22.7%
American Campus Communities, Inc.	15	577

COMMON STOCKS (Continued)	Shares	Value
Residential REITs (Continued)
Apartment Investment and Management Co., Class A	18	$683
AvalonBay Communities, Inc.	13	2,136
Camden Property Trust	12	921
Equity Lifestyle Properties, Inc.	13	678
Equity Residential	35	2,429
Essex Property Trust, Inc.	9	1,945
Mid-America Apartment Communities, Inc.	2	139
UDR, Inc.	31	1,005

		10,513

Retail REITs – 22.6%
Acadia Realty Trust	20	592
Brixmor Property Group, Inc.	19	435
DDR Corp.	12	178
Federal Realty Investment Trust	10	1,268
General Growth Properties, Inc.	56	1,431
Kimco Realty Corp.	45	1,003
Kite Realty Group Trust	14	351
Simon Property Group, Inc.	26	4,556
Weingarten Realty Investors	20	667

		10,481

Specialized REITs – 19.2%
Chesapeake Lodging Trust	12	350
CubeSmart	25	579
Extra Space Storage, Inc.	15	972
Host Hotels & Resorts, Inc.	75	1,493
LaSalle Hotel Properties	5	188
Pebblebrook Hotel Trust	17	733
Public Storage, Inc.	12	2,121
Strategic Hotels & Resorts, Inc. (A)	58	709

COMMON STOCKS (Continued)	Shares	Value
Specialized REITs (Continued)
Sunstone Hotel Investors, Inc.	28	$423
Ventas, Inc.	21	1,310

		8,878

Total Financials – 96.2%		44,554
Information Technology

Internet Software & Services – 1.2%
Equinix, Inc.	2	559

Total Information Technology – 1.2%		559

TOTAL COMMON STOCKS – 98.6%		$45,664
(Cost: $43,216)

SHORT-TERM SECURITIES	Principal
Master Note – 1.6%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (B)	$724	724

TOTAL SHORT-TERM SECURITIES – 1.6%		$724
(Cost: $724)

TOTAL INVESTMENT SECURITIES – 100.2%		$46,388
(Cost: $43,940)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(84)

NET ASSETS – 100.0%		$46,304

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$45,664	$—	$—
Short-Term Securities	—	724	—
Total	$45,664	$724	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

92	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Science and Technology	ALL DATA AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	94.8%
Information Technology	59.1%
Health Care	20.1%
Industrials	5.2%
Consumer Discretionary	5.1%
Telecommunication Services	1.9%
Utilities	1.4%
Financials	1.1%
Materials	0.6%
Consumer Staples	0.3%
Warrants	0.1%
Purchased Options	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.1%

Country Weightings

North America	73.6%
United States	73.6%
Europe	11.1%
Spain	3.5%
Other Europe	7.6%
Pacific Basin	5.1%
Other	4.0%
Israel	4.0%
Bahamas/Caribbean	1.1%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	5.1%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Alliance Data Systems Corp.	United States	Information Technology	Data Processing & Outsourced Services
Micron Technology, Inc.	United States	Information Technology	Semiconductors
Aspen Technology, Inc.	United States	Information Technology	Application Software
Vertex Pharmaceuticals, Inc.	United States	Health Care	Biotechnology
Euronet Worldwide, Inc.	United States	Information Technology	Data Processing & Outsourced Services
ACI Worldwide, Inc.	United States	Information Technology	Application Software
Cerner Corp.	United States	Health Care	Health Care Technology
NXP Semiconductors N.V.	Netherlands	Information Technology	Semiconductors
Isis Pharmaceuticals, Inc.	United States	Health Care	Biotechnology
Tenet Healthcare Corp.	United States	Health Care	Health Care Facilities

See your advisor for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	93

SCHEDULE OF INVESTMENTS

Science and Technology (in thousands) JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automobile Manufacturers – 1.9%
Tesla Motors, Inc. (A)	44	$11,884

Consumer Electronics – 3.2%
Garmin Ltd.	149	6,554
Harman International Industries, Inc.	110	13,119

		19,673

Total Consumer Discretionary – 5.1%		31,557
Consumer Staples

Agricultural Products – 0.3%
Arcadia Biosciences, Inc. (A)	299	1,907

Total Consumer Staples – 0.3%		1,907
Financials

Office REITs – 0.9%
QTS Realty Trust, Inc., Class A	159	5,785

Specialized REITs – 0.2%
Communications Sales & Leasing, Inc.	54	1,323

Total Financials – 1.1%		7,108
Health Care

Biotechnology – 8.7%
Evogene Ltd. (A)	175	1,551
FibroGen, Inc. (A)	113	2,653
Isis Pharmaceuticals, Inc. (A)	318	18,318
PTC Therapeutics, Inc. (A)	70	3,379
Seres Therapeutics, Inc. (A)	17	693
Spark Therapeutics, Inc. (A)	12	705
Vertex Pharmaceuticals, Inc. (A)	216	26,721

		54,020

Health Care Equipment – 1.6%
Avinger, Inc. (A)	133	1,721
Cardiovascular Systems, Inc. (A)	86	2,264
Intuitive Surgical, Inc. (A)	13	6,105

		10,090

Health Care Facilities – 2.9%
Tenet Healthcare Corp. (A)	312	18,082

Health Care Technology – 3.2%
Cerner Corp. (A)	284	19,634

Life Sciences Tools & Services – 1.4%
PRA Health Sciences, Inc. (A)	228	8,288

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals – 2.3%
Teva Pharmaceutical Industries Ltd. ADR	242	$14,314

Total Health Care – 20.1%		124,428
Industrials

Building Products – 0.8%
Advanced Drainage Systems, Inc.	172	5,036

Construction & Engineering – 2.1%
Abengoa S.A., Class B (B)	1,361	4,279
Abengoa S.A., Class B ADR	560	8,903

		13,182

Industrial Machinery – 2.3%
Pentair, Inc.	206	14,142

Total Industrials – 5.2%		32,360
Information Technology

Application Software – 11.2%
ACI Worldwide, Inc. (A)	809	19,872
Aspen Technology, Inc. (A)	669	30,459
Globant S.A. (A)	110	3,336
Mobileye N.V. (A)	166	8,810
Silver Spring Networks, Inc. (A)	552	6,854

		69,331

Communications Equipment – 0.7%
Ruckus Wireless, Inc. (A)	398	4,116

Data Processing & Outsourced Services – 13.5%
Alliance Data Systems Corp. (A)	112	32,814
Euronet Worldwide, Inc. (A)(C)	377	23,249
EVERTEC, Inc.	227	4,813
QIWI plc ADR	223	6,244
WNS (Holdings) Ltd. ADR (A)	604	16,146

		83,266

Electronic Components – 1.9%
Universal Display Corp. (A)	229	11,862

Electronic Equipment & Instruments – 0.8%
FLIR Systems, Inc.	168	5,166

Internet Software & Services – 7.7%
21Vianet Group, Inc. ADR (A)	176	3,603
Alibaba Group Holding Ltd. ADR (A)	70	5,784
Baidu.com, Inc. ADR (A)	15	2,906

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services (Continued)
Facebook, Inc., Class A (A)	150	$12,839
Google, Inc., Class A (A)	13	7,236
Google, Inc., Class C (A)	18	9,283
Twitter, Inc. (A)	167	6,060

		47,711

IT Consulting & Other Services – 2.3%
Acxiom Corp. (A)	654	11,503
Virtusa Corp. (A)	56	2,868

		14,371

Semiconductor Equipment – 1.1%
Nanometrics, Inc. (A)	154	2,481
Photronics, Inc. (A)	473	4,495

		6,976

Semiconductors – 17.5%
Cypress Semiconductor Corp.	766	9,010
Dialog Semiconductor plc (A)(B)	139	7,493
Marvell Technology Group Ltd.	506	6,669
Micron Technology, Inc. (A)	1,679	31,623
Microsemi Corp. (A)	451	15,752
NXP Semiconductors N.V. (A)	198	19,404
Rambus, Inc. (A)	667	9,658
Semtech Corp. (A)	367	7,293
Silicon Laboratories, Inc. (A)	26	1,388

		108,290

Systems Software – 2.4%
Microsoft Corp.	331	14,614

Total Information Technology – 59.1%		365,703
Materials

Commodity Chemicals – 0.5%
BioAmber, Inc. (A)	369	3,172

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)	280	553

Total Materials – 0.6%		3,725
Telecommunication Services

Alternative Carriers – 1.4%
Zayo Group Holdings, Inc. (A)	324	8,320

Integrated Telecommunication Services – 0.5%
China Unicom Ltd. (B)	2,080	3,274

Total Telecommunication Services – 1.9%		11,594

94	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Science and Technology (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Utilities

Renewable Electricity – 1.4%
Abengoa Yield plc	159	$4,989
Abengoa Yield plc (D)	111	3,413

		8,402

Total Utilities – 1.4%		8,402

TOTAL COMMON STOCKS – 94.8%		$586,784
(Cost: $380,050)

WARRANTS
Commodity Chemicals – 0.1%
BioAmber, Inc. (E)	201	386

TOTAL WARRANTS – 0.1%		$386
(Cost: $24)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Value
Apple, Inc.:
Call $135.00, Expires 7-17-15, OTC (Ctrpty: Citibank N.A.)	1,725	$18
Call $135.00, Expires 8-21-15, OTC (Ctrpty: Citibank N.A.)	352	46
Call $140.00, Expires 8-21-15, OTC (Ctrpty: Citibank N.A.)	352	21

TOTAL PURCHASED OPTIONS – 0.0%		$85
(Cost: $849)

SHORT-TERM SECURITIES	Principal
Commercial Paper (F) – 4.5%
Army & Air Force Exchange Service,
0.100%, 7-10-15	$10,000	9,999
General Mills, Inc.,
0.360%, 7-6-15	5,000	5,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (F) (Continued)
Kroger Co. (The),
0.300%, 7-1-15	$8,157	$8,157
Unilever Capital Corp. (GTD by Unilever N.V.),
0.160%, 7-6-15	5,000	5,000

		28,156

Master Note – 0.6%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (G)	3,553	3,553

TOTAL SHORT-TERM SECURITIES – 5.1%		$31,709
(Cost: $31,709)

TOTAL INVESTMENT SECURITIES – 100.0%		$618,964
(Cost: $412,632)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(33)

NET ASSETS – 100.0%		$618,931

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $494 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $3,413 or 0.6% of net assets.

(E)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Rate shown is the yield to maturity at June 30, 2015.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Apple, Inc.	Citibank N.A.	Put	1,725	July 2015	$120.00	$508	$(89)
	Citibank N.A.	Put	352	August 2015	120.00	70	(91)
	Citibank N.A.	Put	352	August 2015	125.00	119	(162)
	Citibank N.A.	Call	704	August 2015	155.00	22	(5)

						$719	$(347)

2015	SEMIANNUAL REPORT	95

SCHEDULE OF INVESTMENTS

Science and Technology (in thousands)	JUNE 30, 2015 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$31,557	$—	$—
Consumer Staples	1,907	—	—
Financials	7,108	—	—
Health Care	124,428	—	—
Industrials	32,360	—	—
Information Technology	365,703	—	—
Materials	3,725	—	—
Telecommunication Services	11,594	—	—
Utilities	4,989	3,413	—
Total Common Stocks	$583,371	$3,413	$—
Warrants	386	—	—
Purchased Options	—	85	—
Short-Term Securities	—	31,709	—
Total	$583,757	$35,207	$—
Liabilities
Written Options	$—	$347	$—

During the period ended June 30, 2015, securities totaling $15,703 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

Country Diversification

(as a % of net assets)
United States	73.6%
Israel	4.0%
Spain	3.5%
Netherlands	3.1%
India	2.6%
China	2.5%
United Kingdom	2.3%
Germany	1.2%
Bermuda	1.1%
Cyprus	1.0%
Other+	5.1%

+Includes options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

96	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Small Cap Growth	ALL DATA AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	96.0%
Information Technology	27.6%
Health Care	26.8%
Consumer Discretionary	22.1%
Industrials	7.9%
Financials	7.7%
Energy	3.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.0%

Top 10 Equity Holdings

Company	Sector	Industry
Skechers USA, Inc.	Consumer Discretionary	Footwear
Portfolio Recovery Associates, Inc.	Financials	Consumer Finance
Integrated Device Technology, Inc.	Information Technology	Semiconductors
Apogee Enterprises, Inc.	Industrials	Building Products
DexCom, Inc.	Health Care	Health Care Equipment
Lithia Motors, Inc.	Consumer Discretionary	Automotive Retail
ExamWorks Group, Inc.	Health Care	Health Care Services
Akorn, Inc.	Health Care	Pharmaceuticals
Tyler Technologies, Inc.	Information Technology	Application Software
ZS Pharma, Inc.	Health Care	Pharmaceuticals

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	97

SCHEDULE OF INVESTMENTS

Small Cap Growth (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.7%
Boot Barn Holdings, Inc. (A)	137	$4,387
Francesca’s Holdings Corp. (A)	279	3,761

		8,148

Auto Parts & Equipment – 3.5%
Gentherm, Inc. (A)	154	8,470
Motorcar Parts of America, Inc. (A)	267	8,046

		16,516

Automotive Retail – 2.6%
Lithia Motors, Inc.	109	12,286

Consumer Electronics – 1.5%
Harman International Industries, Inc.	58	6,954

Footwear – 3.9%
Skechers USA, Inc. (A)	169	18,607

Homebuilding – 1.1%
LGI Homes, Inc. (A)	261	5,169

Internet Retail – 1.2%
NutriSystem, Inc.	230	5,727

Leisure Facilities – 2.2%
Vail Resorts, Inc.	97	10,549

Movies & Entertainment – 1.0%
IMAX Corp. (A)	113	4,543

Restaurants – 1.3%
Carrols Restaurant Group, Inc. (A)	174	1,808
Red Robin Gourmet Burgers, Inc. (A)	54	4,634

		6,442

Specialized Consumer Services – 2.1%
LifeLock, Inc. (A)	622	10,196

Total Consumer Discretionary – 22.1%		105,137
Energy

Oil & Gas Storage & Transportation – 3.9%
Sunoco, Inc.	93	4,222
Tallgrass Energy GP L.P., Class A (A)	260	8,365
Targa Resources Corp.	68	6,080

		18,667

Total Energy – 3.9%		18,667

COMMON STOCKS (Continued)	Shares	Value
Financials

Consumer Finance – 3.3%
Portfolio Recovery Associates, Inc. (A)	251	$15,666

Regional Banks – 3.4%
Cathay General Bancorp	188	6,097
Columbia Banking System, Inc.	199	6,479
Talmer Bancorp, Inc., Class A	218	3,648

		16,224

Thrifts & Mortgage Finance – 1.0%
LendingTree, Inc. (A)	61	4,787

Total Financials – 7.7%		36,677
Health Care

Biotechnology – 3.5%
Exact Sciences Corp. (A)	159	4,723
Insys Therapeutics, Inc. (A)	237	8,520
KYTHERA Biopharmaceuticals, Inc. (A)	49	3,677

		16,920

Health Care Equipment – 8.5%
AtriCure, Inc. (A)	428	10,546
Cyberonics, Inc. (A)	70	4,187
DexCom, Inc. (A)	160	12,792
Entellus Medical, Inc. (A)	88	2,269
K2M Group Holdings, Inc. (A)	436	10,468

		40,262

Health Care Facilities – 3.1%
Acadia Healthcare Co., Inc. (A)	125	9,813
Surgical Care Affiliates, Inc. (A)	128	4,895

		14,708

Health Care Services – 2.5%
ExamWorks Group, Inc. (A)	306	11,957

Health Care Supplies – 3.9%
Align Technology, Inc. (A)	81	5,078
LDR Holding Corp. (A)	129	5,572
Spectranetics Corp. (The) (A)	135	3,110
Vascular Solutions, Inc. (A)	136	4,705

		18,465

Pharmaceuticals – 5.3%
Akorn, Inc. (A)	255	11,130
Revance Therapeutics, Inc. (A)	110	3,529

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals (Continued)
ZS Pharma, Inc. (A)	206	$10,792

		25,451

Total Health Care – 26.8%		127,763
Industrials

Aerospace & Defense – 0.9%
Huntington Ingalls Industries, Inc.	38	4,250

Air Freight & Logistics – 0.9%
Forward Air Corp.	87	4,568

Building Products – 2.8%
Apogee Enterprises, Inc.	252	13,289

Construction Machinery & Heavy Trucks – 1.0%
Astec Industries, Inc.	110	4,613

Human Resource & Employment Services – 1.1%
WageWorks, Inc. (A)	129	5,199

Industrial Machinery – 1.2%
Barnes Group, Inc.	143	5,588

Total Industrials – 7.9%		37,507
Information Technology

Application Software – 8.5%
Bottomline Technologies (de), Inc. (A)	201	5,579
BroadSoft, Inc. (A)	172	5,932
Paycom Software, Inc. (A)	140	4,778
Synchronoss Technologies, Inc. (A)	206	9,414
Tyler Technologies, Inc. (A)	85	10,965
Ultimate Software Group, Inc. (The) (A)	22	3,617

		40,285

Communications Equipment – 0.8%
Ruckus Wireless, Inc. (A)	374	3,865

Electronic Components – 0.5%
Universal Display Corp. (A)	45	2,344

Electronic Equipment & Instruments – 0.7%
Fitbit, Inc., Class A (A)	88	3,345

Electronic Manufacturing Services – 2.8%
IPG Photonics Corp. (A)	96	8,173
Methode Electronics, Inc.	192	5,283

		13,456

98	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Small Cap Growth (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services – 4.1%
Alarm.com Holdings, Inc. (A)	5	$77
Demandware, Inc. (A)	115	8,159
Gogo, Inc. (A)	237	5,083
Textura Corp. (A)	222	6,189

		19,508

Semiconductors – 6.6%
Ambarella, Inc. (A)	60	6,202
Atmel Corp.	493	4,860
Integrated Device Technology, Inc. (A)	638	13,838
Silicon Motion Technology Corp. ADR	188	6,521

		31,421

Systems Software – 1.0%
Barracuda Networks, Inc. (A)	123	4,853

Technology Hardware, Storage & Peripherals – 2.6%
Super Micro Computer, Inc. (A)	107	3,153

COMMON STOCKS (Continued)	Shares	Value
Technology Hardware, Storage & Peripherals (Continued)
Synaptics, Inc. (A)	106	$9,151

		12,304

Total Information Technology – 27.6%		131,381

TOTAL COMMON STOCKS – 96.0%		$457,132
(Cost: $343,453)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.9%
John Deere Canada ULC (GTD by Deere & Co.),
0.130%, 8-11-15	$5,000	4,999
Northern Illinois Gas Co.,
0.300%, 7-1-15	3,797	3,797
Novartis Finance Corp. (GTD by Novartis AG),
0.080%, 7-7-15	5,000	5,000

		13,796

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.8%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (C)	$3,973	$3,973

TOTAL SHORT-TERM SECURITIES – 3.7%		$17,769
(Cost: $17,769)

TOTAL INVESTMENT SECURITIES – 99.7%		$474,901
(Cost: $361,222)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,271

NET ASSETS – 100.0%		$476,172

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$457,132	$—	$—
Short-Term Securities	—	17,769	—
Total	$457,132	$17,769	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	99

PORTFOLIO HIGHLIGHTS

Small Cap Value	ALL DATA AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	98.2%
Financials	32.2%
Consumer Discretionary	15.2%
Industrials	14.7%
Materials	12.2%
Consumer Staples	6.9%
Information Technology	6.6%
Energy	4.4%
Health Care	3.9%
Utilities	2.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.8%

Top 10 Equity Holdings

Company	Sector	Industry
B&G Foods, Inc.	Consumer Staples	Packaged Foods & Meats
Matson, Inc.	Industrials	Marine
Webster Financial Corp.	Financials	Regional Banks
Cytec Industries, Inc.	Materials	Specialty Chemicals
Krispy Kreme Doughnuts, Inc.	Consumer Discretionary	Restaurants
First Horizon National Corp.	Financials	Regional Banks
Western Alliance Bancorporation	Financials	Regional Banks
Carmike Cinemas, Inc.	Consumer Discretionary	Movies & Entertainment
Masonite International Corp.	Industrials	Building Products
SVB Financial Group	Financials	Regional Banks

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

100	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Small Cap Value (in thousands) JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.8%
Men’s Wearhouse, Inc. (The)	98	$6,281

Automotive Retail – 1.8%
Monro Muffler Brake, Inc.	99	6,160

Consumer Electronics – 1.5%
Harman International Industries, Inc.	45	5,388

Homebuilding – 0.2%
Beazer Homes USA, Inc. (A)	42	838

Internet Retail – 2.3%
FTD Co., Inc. (A)	101	2,841
NutriSystem, Inc.	203	5,041

		7,882

Movies & Entertainment – 4.7%
Carmike Cinemas, Inc. (A)	362	9,595
DreamWorks Animation SKG, Inc., Class A (A)	255	6,725

		16,320

Restaurants – 2.9%
Krispy Kreme Doughnuts, Inc. (A)	519	9,998

Total Consumer Discretionary – 15.2%		52,867
Consumer Staples

Food Retail – 1.3%
Smart & Final Stores, Inc. (A)	239	4,276

Packaged Foods & Meats – 5.6%
B&G Foods, Inc.	530	15,135
Diamond Foods, Inc. (A)	141	4,413

		19,548

Total Consumer Staples – 6.9%		23,824
Energy

Oil & Gas Equipment & Services – 1.2%
Frank’s International N.V.	85	1,598
Superior Energy Services, Inc.	130	2,731

		4,329

Oil & Gas Exploration & Production – 0.5%
Laredo Petroleum Holdings, Inc. (A)	148	1,862

Oil & Gas Refining & Marketing – 1.1%
Delek U.S. Holdings, Inc.	101	3,733

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Storage & Transportation – 1.6%
Sunoco, Inc.	121	$5,477

Total Energy – 4.4%		15,401
Financials

Asset Management & Custody Banks – 0.5%
Janus Capital Group, Inc.	104	1,779

Consumer Finance – 2.4%
JG Wentworth Co. (A)	102	941
Portfolio Recovery Associates, Inc. (A)	122	7,577

		8,518

Investment Banking & Brokerage – 1.5%
Greenhill & Co., Inc.	128	5,286

Office REITs – 1.5%
Corporate Office Properties Trust	151	3,565
Highwoods Properties, Inc.	44	1,766

		5,331

Property & Casualty Insurance – 2.0%
Argo Group International Holdings Ltd.	122	6,782

Real Estate Operating Companies – 0.5%
Forest City Enterprises, Inc., Class A (A)	76	1,675

Regional Banks – 16.9%
First Horizon National Corp.	635	9,949
PrivateBancorp, Inc.	192	7,634
SVB Financial Group (A)	63	9,042
Synovus Financial Corp.	256	7,882
Talmer Bancorp, Inc., Class A	217	3,628
Webster Financial Corp.	270	10,686
Western Alliance Bancorporation (A)	291	9,824

		58,645

Reinsurance – 3.9%
Endurance Specialty Holdings Ltd.	91	6,005
Reinsurance Group of America, Inc.	79	7,485

		13,490

Retail REITs – 1.4%
Kite Realty Group Trust	193	4,733

Specialized REITs – 1.6%
LaSalle Hotel Properties	97	3,443
Strategic Hotels & Resorts, Inc. (A)	181	2,195

		5,638

Total Financials – 32.2%		111,877

COMMON STOCKS (Continued)	Shares	Value
Health Care

Health Care Facilities – 3.6%
HealthSouth Corp.	94	$4,335
LifePoint Health, Inc. (A)	92	8,037

		12,372

Health Care Supplies – 0.3%
Halyard Health, Inc. (A)	25	996

Total Health Care – 3.9%		13,368
Industrials

Building Products – 3.9%
Continental Building Products, Inc. (A)	209	4,429
Masonite International Corp. (A)	132	9,262

		13,691

Commercial Printing – 1.0%
Deluxe Corp.	56	3,460

Diversified Support Services – 1.6%
G&K Services, Inc. (A)	79	5,473

Industrial Machinery – 1.8%
CLARCOR, Inc.	45	2,801
Woodward, Inc.	63	3,442

		6,243

Marine – 4.5%
Kirby Corp. (A)	43	3,296
Matson, Inc.	293	12,319

		15,615

Office Services & Supplies – 1.9%
Avery Dennison Corp.	110	6,691

Total Industrials – 14.7%		51,173
Information Technology

Electronic Manufacturing Services – 1.1%
Plexus Corp. (A)	91	4,002

Home Entertainment Software – 1.9%
Take-Two Interactive Software, Inc. (A)	241	6,650

Semiconductor Equipment – 0.9%
Teradyne, Inc.	167	3,220

Semiconductors – 1.2%
Fairchild Semiconductor International, Inc. (A)	237	4,124

Technology Distributors – 1.5%
Ingram Micro, Inc., Class A (A)	109	2,723
Insight Enterprises, Inc. (A)	79	2,354

		5,077

Total Information Technology – 6.6%		23,073

2015	SEMIANNUAL REPORT	101

SCHEDULE OF INVESTMENTS

Small Cap Value (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Materials

Aluminum – 1.6%
Kaiser Aluminum Corp.	66	$5,507

Commodity Chemicals – 0.6%
Axiall Corp.	59	2,114

Fertilizers & Agricultural Chemicals – 1.9%
Scotts Miracle-Gro Co. (The)	110	6,515

Forest Products – 2.2%
Boise Cascade Co. (A)	133	4,871
Louisiana-Pacific Corp. (A)	154	2,624

		7,495

Paper Products – 1.9%
Schweitzer-Mauduit International, Inc.	169	6,724

COMMON STOCKS (Continued)	Shares	Value
Specialty Chemicals – 4.0%
Cytec Industries, Inc.	174	$10,521
Flotek Industries, Inc. (A)	275	3,441

		13,962

Total Materials – 12.2%		42,317
Utilities

Electric Utilities – 0.9%
Great Plains Energy, Inc.	135	3,270

Gas Utilities – 1.2%
Southwest Gas Corp.	78	4,130

Total Utilities – 2.1%		7,400

TOTAL COMMON STOCKS – 98.2%		$341,300
(Cost: $312,693)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (B) – 1.7%
National Oilwell Varco, Inc.,
0.190%, 7-16-15	$3,000	$3,000
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank),
0.150%, 7-20-15	3,000	3,000

		6,000

Master Note – 1.3%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (C)	4,493	4,493

TOTAL SHORT-TERM SECURITIES – 3.0%		$10,493
(Cost: $10,492)

TOTAL INVESTMENT SECURITIES – 101.2%		$351,793
(Cost: $323,185)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.2)%		(4,116)

NET ASSETS – 100.0%		$347,677

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$341,300	$—	$—
Short-Term Securities	—	10,493	—
Total	$341,300	$10,493	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

102	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Value	ALL DATA AS OF JUNE 30, 2015 (UNAUDITED)

Asset Allocation

Stocks	97.0%
Financials	26.8%
Consumer Discretionary	20.5%
Health Care	14.3%
Information Technology	12.5%
Consumer Staples	9.9%
Energy	7.4%
Utilities	3.0%
Materials	2.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.0%

Top 10 Equity Holdings

Company	Sector	Industry
American International Group, Inc.	Financials	Multi-Line Insurance
Citigroup, Inc.	Financials	Other Diversified Financial Services
Capital One Financial Corp.	Financials	Consumer Finance
Time Warner Cable, Inc.	Consumer Discretionary	Cable & Satellite
Microsoft Corp.	Information Technology	Systems Software
Teva Pharmaceutical Industries Ltd. ADR	Health Care	Pharmaceuticals
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
HCA Holdings, Inc.	Health Care	Health Care Facilities
Las Vegas Sands, Inc.	Consumer Discretionary	Casinos & Gaming
Marathon Petroleum Corp.	Energy	Oil & Gas Refining & Marketing

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	103

SCHEDULE OF INVESTMENTS

Value (in thousands) JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 3.1%
Magna International, Inc.	222	$12,446

Cable & Satellite – 7.3%
Comcast Corp., Class A	184	11,066
Time Warner Cable, Inc.	104	18,512

		29,578

Casinos & Gaming – 3.2%
Las Vegas Sands, Inc.	245	12,853

Department Stores – 2.5%
Macy’s, Inc.	152	10,242

Homebuilding – 2.0%
Pulte Homes, Inc.	404	8,143

Hotels, Resorts & Cruise Lines – 2.4%
Wyndham Worldwide Corp.	119	9,723

Total Consumer Discretionary – 20.5%		82,985
Consumer Staples

Agricultural Products – 1.3%
Ingredion, Inc.	63	5,052

Brewers – 2.0%
Molson Coors Brewing Co., Class B (A)	117	8,182

Drug Retail – 1.0%
CVS Caremark Corp.	40	4,153

Soft Drinks – 2.5%
Coca-Cola Enterprises, Inc.	237	10,291

Tobacco – 3.1%
Philip Morris International, Inc.	155	12,434

Total Consumer Staples – 9.9%		40,112
Energy

Oil & Gas Refining & Marketing – 4.4%
Marathon Petroleum Corp. (A)	242	12,664
NuStar Energy L.P.	88	5,241

		17,905

Oil & Gas Storage & Transportation – 3.0%
MarkWest Energy Partners L.P.	108	6,111
VTTI Energy Partners L.P.	245	6,145

		12,256

Total Energy – 7.4%		30,161

COMMON STOCKS (Continued)	Shares	Value
Financials

Asset Management & Custody Banks – 2.0%
State Street Corp.	107	$8,239

Consumer Finance – 4.7%
Capital One Financial Corp.	218	19,134

Life & Health Insurance – 2.2%
MetLife, Inc.	157	8,790

Multi-Line Insurance – 6.3%
American International Group, Inc.	412	25,458

Other Diversified Financial Services – 8.3%
Citigroup, Inc. (A)	357	19,743
JPMorgan Chase & Co.	206	13,972

		33,715

Regional Banks – 0.7%
First Republic Bank	46	2,918

Reinsurance – 2.6%
Reinsurance Group of America, Inc.	110	10,407

Total Financials – 26.8%		108,661
Health Care

Biotechnology – 2.4%
Amgen, Inc.	65	9,963

Health Care Facilities – 3.2%
HCA Holdings, Inc. (B)	143	12,973

Managed Health Care – 5.0%
Aetna, Inc.	55	7,036
Anthem, Inc.	29	4,776
Humana, Inc.	44	8,455

		20,267

Pharmaceuticals – 3.7%
Teva Pharmaceutical Industries Ltd. ADR	251	14,840

Total Health Care – 14.3%		58,043
Information Technology

Semiconductor Equipment – 1.5%
Lam Research Corp.	75	6,109

Semiconductors – 2.1%
Micron Technology, Inc. (B)	461	8,687

Systems Software – 3.8%
Microsoft Corp.	346	15,294

COMMON STOCKS (Continued)	Shares	Value
Technology Hardware, Storage & Peripherals – 5.1%
SanDisk Corp. (A)	166	$9,641
Western Digital Corp.	139	10,901

		20,542

Total Information Technology – 12.5%		50,632
Materials

Diversified Chemicals – 2.6%
Dow Chemical Co. (The)	205	10,490

Total Materials – 2.6%		10,490
Utilities

Electric Utilities – 3.0%
Exelon Corp.	386	12,112

Total Utilities – 3.0%		12,112

TOTAL COMMON STOCKS – 97.0%		$393,196
(Cost: $364,217)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 3.2%
Air Products and Chemicals, Inc.,
0.130%, 7-24-15	$5,000	5,000
General Mills, Inc.,
0.360%, 7-6-15	5,000	5,000
Mondelez International, Inc.,
0.290%, 7-21-15	3,000	2,999

		12,999

Master Note – 1.2%
Toyota Motor Credit Corp.,
0.140%, 7-1-15 (D)	5,020	5,020

TOTAL SHORT-TERM SECURITIES – 4.4%		$18,019
(Cost: $18,019)

TOTAL INVESTMENT SECURITIES – 101.4%		$411,215
(Cost: $382,236)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(5,769)

NET ASSETS – 100.0%		$405,446

104	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Value (in thousands)	JUNE 30, 2015 (UNAUDITED)

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $9,703 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at June 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
First Republic Bank	N/A	Put	341	August 2015	$55.00	$22	$(11)
	N/A	Put	134	November 2015	55.00	16	(14)
Ingredion, Inc.	N/A	Put	203	August 2015	80.00	33	(53)
JPMorgan Chase & Co.	N/A	Put	305	August 2015	62.50	16	(17)
Marathon Petroleum Corp.	N/A	Call	336	July 2015	47.50	171	(170)
Molson Coors Brewing Co., Class B	N/A	Call	590	July 2015	90.00	42	(4)
NuStar Energy L.P.	N/A	Put	267	August 2015	60.00	35	(78)
	N/A	Put	267	September 2015	60.00	46	(88)
VTTI Energy Partners L.P.	N/A	Put	418	July 2015	22.50	31	(6)

						$412	$(441)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$393,196	$—	$—
Short-Term Securities	—	18,019	—
Total	$393,196	$18,019	$—
Liabilities
Written Options	$105	$336	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	105

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2015 (UNAUDITED)

(In thousands, except per share amounts)	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate		Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Pathfinder Moderate - Managed Volatility	Pathfinder Moderately Aggressive - Managed Volatility
ASSETS
Investments in affiliated securities at market value+	$87,887		$120,012		$933,617		$1,113,475		$288,365		$289,841	$54,556
Investments in unaffiliated securities at value+	466		545		305		312		578		10,075	1,756
Investments at Market Value	88,353		120,557		933,922		1,113,787		288,943		299,916	56,312
Cash	1		1		1		1		1		1	1
Restricted cash	—		—		—		—		—		304	60
Investment securities sold receivable	134		55		295		288		22		—	—
Dividends and interest receivable	—	*	—	*	—	*	—	*	—	*	1	—	*
Capital shares sold receivable	92		27		2,445		19		11		1,027	176
Prepaid and other assets	—		—		—		—		8		—	—
Total Assets	88,580		120,640		936,663		1,114,095		288,985		301,249	56,549

LIABILITIES
Investment securities purchased payable	—		—		—		—		—		1,090	65
Capital shares redeemed payable	1		61		21		944		657		8	2
Independent Trustees and Chief Compliance Officer fees payable	6		6		40		47		13		2	1
Shareholder servicing payable	1		—	*	4		4		1		1	—	*
Investment management fee payable	—		—		—		—		—		2	—	*
Accounting services fee payable	2		3		13		14		5		5	2
Variation margin payable	—		—		—		—		—		13	3
Other liabilities	1		2		7		9		—		2	1
Total Liabilities	11		72		85		1,018		676		1,123	74
Total Net Assets	$88,569		$120,568		$936,578		$1,113,077		$288,309		$300,126	$56,475

NET ASSETS
Capital paid in (shares authorized – unlimited)	$80,721		$113,144		$844,561		$985,905		$265,263		$295,703	$55,780
Undistributed net investment income	1,200		1,330		11,377		16,610		3,459		2,968	678
Accumulated net realized gain	7,559		6,823		65,895		87,515		18,477		17,037	3,715
Net unrealized appreciation (depreciation)	(911)		(729)		14,745		23,047		1,110		(15,582)	(3,698)
Total Net Assets	$88,569		$120,568		$936,578		$1,113,077		$288,309		$300,126	$56,475

CAPITAL SHARES OUTSTANDING	16,867		23,063		171,503		196,110		53,329		54,336	10,370

NET ASSET VALUE PER SHARE	$5.25		$5.23		$5.46		$5.68		$5.41		$5.52	$5.45

+COST
Investments in affiliated securities at cost	$88,798		$120,741		$918,872		$1,090,428		$287,255		$305,465	$58,269
Investments in unaffiliated securities at cost	466		545		305		312		578		10,075	1,756

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

106	SEMIANNUAL REPORT	2015

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2015 (UNAUDITED)

(In thousands, except per share amounts)	Pathfinder Moderately Conservative - Managed Volatility		Asset Strategy(1)	Balanced	Bond		Core Equity	Dividend Opportunities	Energy
ASSETS
Investments in affiliated securities at market value+	$39,216		$32,963	$—	$—		$—	$—	$—
Investments in unaffiliated securities at value+	1,286		1,442,306	409,598	295,456		485,210	501,148	133,780
Bullion at value+	—		46,237	—	—		—	—	—
Investments at Market Value	40,502		1,521,506	409,598	295,456		485,210	501,148	133,780
Cash	1		1,007	1	1		1	1	1
Cash denominated in foreign currencies at value+	—		1	—	—		—	—	—
Restricted cash	55		—	—	—		—	—	—
Investment securities sold receivable	—		—	—	1,972		4,168	6,098	—
Dividends and interest receivable	1		4,426	1,195	2,355		516	888	50
Capital shares sold receivable	1		1,376	5	1		10	222	219
Unrealized appreciation on forward foreign currency contracts	—		517	—	—		—	—	—
Prepaid and other assets	—		—	—	—	*	—	—	—
Total Assets	40,560		1,528,833	410,799	299,785		489,905	508,357	134,050

LIABILITIES
Investment securities purchased payable	70		7,307	—	—		5,822	—	—
Capital shares redeemed payable	4		1,000	361	206		415	243	26
Independent Trustees and Chief Compliance Officer fees payable	—	*	149	78	83		170	29	5
Distribution and service fees payable	—		10	3	2		3	3	1
Shareholder servicing payable	—	*	7	1	1		2	2	1
Investment management fee payable	—	*	28	—	4		9	10	3
Accounting services fee payable	1		21	10	8		11	11	5
Unrealized depreciation on forward foreign currency contracts	—		686	—	—		—	—	—
Variation margin payable	3		535	—	—		—	—	—
Written options at value+	—		6,789	—	—		—	—	—
Other liabilities	1		32	1	5		6	6	3
Total Liabilities	79		16,564	454	309		6,438	304	44
Total Net Assets	$40,481		$1,512,269	$410,345	$299,476		$483,467	$508,053	$134,006

NET ASSETS
Capital paid in (shares authorized – unlimited)	$39,984		$1,454,066	$318,690	$296,061		$386,491	$415,265	$137,344
Undistributed (distributions in excess of) net investment income	358		20,485	2,399	2,879		871	3,479	(34)
Accumulated net realized gain (loss)	2,071		(8,422)	29,041	1,567		37,793	20,726	(5,987)
Net unrealized appreciation (depreciation)	(1,932)		46,140	60,215	(1,031)		58,312	68,583	2,683
Total Net Assets	$40,481		$1,512,269	$410,345	$299,476		$483,467	$508,053	$134,006

CAPITAL SHARES OUTSTANDING	7,550		166,910	45,836	57,835		40,439	64,361	20,512

NET ASSET VALUE PER SHARE	$5.36		$9.06	$8.95	$5.18		$11.96	$7.89	$6.53

+COST
Investments in affiliated securities at cost	$41,162		$41,465	$—	$—		$—	$—	$—
Investments in unaffiliated securities at cost	1,286		1,381,524	349,383	296,487		426,898	432,565	131,097
Bullion at cost	—		48,038	—	—		—	—	—
Cash denominated in foreign currencies at cost	—		1	—	—		—	—	—
Written options premiums received at cost	—		3,395	—	—		—	—	—

*	Not shown due to rounding.

(1)	Consolidated Statement of Assets and Liabilities (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	107

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2015 (UNAUDITED)

(In thousands, except per share amounts)	Global Bond		Global Growth	Global Natural Resources	Growth	High Income	International Core Equity	Limited- Term Bond
ASSETS
Investments in unaffiliated securities at value+	$19,285		$497,927	$145,522	$883,970	$825,842	$739,379	$393,722
Investments at Market Value	19,285		497,927	145,522	883,970	825,842	739,379	393,722
Cash	2		1	1	1	2,159	1	1
Cash denominated in foreign currencies at value+	—		1	—	—	7	1	—
Restricted cash	—		—	—	—	—	21	—
Investment securities sold receivable	4		13,522	— *	—	2,096	552	—
Dividends and interest receivable	209		1,113	123	364	12,262	2,832	2,898
Capital shares sold receivable	27		188	76	218	259	351	262
Unrealized appreciation on forward foreign currency contracts	—		—	51	—	67	—	—
Prepaid and other assets	—		—	—	1	— *	—	—
Total Assets	19,527		512,752	145,773	884,554	842,692	743,137	396,883

LIABILITIES
Investment securities purchased payable	92		9,476	12	—	2,479	2,026	—
Capital shares redeemed payable	2		116	166	462	1,018	214	102
Independent Trustees and Chief Compliance Officer fees payable	1		59	18	252	54	77	12
Distribution and service fees payable	—	*	4	1	6	6	5	3
Shareholder servicing payable	—	*	2	1	3	2	3	2
Investment management fee payable	—		11	4	16	13	17	5
Accounting services fee payable	1		11	5	18	17	14	10
Unrealized depreciation on forward foreign currency contracts	6		—	255	—	58	132	—
Other liabilities	1		11	4	10	32	22	6
Total Liabilities	103		9,690	466	767	3,679	2,510	140
Total Net Assets	$19,424		$503,062	$145,307	$883,787	$839,013	$740,627	$396,743

NET ASSETS
Capital paid in (shares authorized – unlimited)	$20,154		$436,217	$182,429	$586,837	$852,509	$691,379	$396,827
Undistributed (distributions in excess of) net investment income	336		1,650	349	(354)	27,910	2,717	2,998
Accumulated net realized gain (loss)	(391)		20,701	(29,651)	45,260	(5,558)	25,581	(4,269)
Net unrealized appreciation (depreciation)	(675)		44,494	(7,820)	252,044	(35,848)	20,950	1,187
Total Net Assets	$19,424		$503,062	$145,307	$883,787	$839,013	$740,627	$396,743

CAPITAL SHARES OUTSTANDING	3,950		57,126	30,689	78,750	229,489	44,036	81,587

NET ASSET VALUE PER SHARE	$4.92		$8.81	$4.73	$11.22	$3.66	$16.82	$4.86

+COST
Investments in unaffiliated securities at cost	$19,954		$453,337	$153,138	$631,926	$861,551	$718,263	$392,535
Cash denominated in foreign currencies at cost	—		1	—	—	7	1	—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

108	SEMIANNUAL REPORT	2015

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2015 (UNAUDITED)

(In thousands, except per share amounts)	Micro Cap Growth		Mid Cap Growth	Money Market	Real Estate Securities		Science and Technology	Small Cap Growth	Small Cap Value
ASSETS
Investments in unaffiliated securities at value+	$71,625		$598,696	$542,627	$46,388		$618,964	$474,901	$351,793
Investments at Market Value	71,625		598,696	542,627	46,388		618,964	474,901	351,793
Cash	1		525	4	1		1	1	1
Investment securities sold receivable	4		742	—	109		205	1,304	3,740
Dividends and interest receivable	29		301	163	155		203	60	350
Capital shares sold receivable	1		415	1,583	5		663	222	104
Receivable from affiliates	—		91	696	—		—	—	—
Prepaid and other assets	—		—	1	—		—	—	—
Total Assets	71,660		600,770	545,074	46,658		620,036	476,488	355,988

LIABILITIES
Investment securities purchased payable	387		2,755	—	337		393	70	8,164
Capital shares redeemed payable	37		246	264	5		248	109	92
Distributions payable	—		—	1	—		—	—	—
Independent Trustees and Chief Compliance Officer fees payable	7		18	37	6		75	104	30
Distribution and service fees payable	—	*	4	—	—	*	4	3	2
Shareholder servicing payable	—	*	2	2	—	*	2	2	1
Investment management fee payable	2		14	6	1		14	11	8
Accounting services fee payable	4		13	11	3		13	11	8
Written options at value+	—		918	—	—		347	—	—
Other liabilities	3		6	6	2		9	6	6
Total Liabilities	440		3,976	327	354		1,105	316	8,311
Total Net Assets	$71,220		$596,794	$544,747	$46,304		$618,931	$476,172	$347,677

NET ASSETS
Capital paid in (shares authorized – unlimited)	$52,186		$493,459	$544,737	$40,740		$389,776	$334,121	$296,625
Undistributed (distributions in excess of) net investment income	(327)		(1,380)	—	517		(1,498)	(1,819)	2,666
Accumulated net realized gain	4,636		27,369	10	2,599		23,948	30,191	19,778
Net unrealized appreciation	14,725		77,346	—	2,448		206,705	113,679	28,608
Total Net Assets	$71,220		$596,794	$544,747	$46,304		$618,931	$476,172	$347,677

CAPITAL SHARES OUTSTANDING	2,932		57,772	544,741	5,727		25,016	39,692	20,840

NET ASSET VALUE PER SHARE	$24.29		$10.33	$1.00	$8.08		$24.74	$12.00	$16.68

+COST
Investments in unaffiliated securities at cost	$56,900		$520,909	$542,627	$43,940		$412,632	$361,222	$323,185
Written options premiums received at cost	—		477	—	—		719	—	—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	109

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2015 (UNAUDITED)

(In thousands, except per share amounts)	Value
ASSETS
Investments in unaffiliated securities at value+	$411,215
Investments at Market Value	411,215
Cash	1
Investment securities sold receivable	315
Dividends and interest receivable	611
Capital shares sold receivable	75
Total Assets	412,217

LIABILITIES
Investment securities purchased payable	5,985
Capital shares redeemed payable	263
Independent Trustees and Chief Compliance Officer fees payable	54
Distribution and service fees payable	3
Shareholder servicing payable	2
Investment management fee payable	8
Accounting services fee payable	10
Written options at value+	441
Other liabilities	5
Total Liabilities	6,771
Total Net Assets	$405,446

NET ASSETS
Capital paid in (shares authorized – unlimited)	$344,474
Undistributed net investment income	7,408
Accumulated net realized gain	24,614
Net unrealized appreciation	28,950
Total Net Assets	$405,446

CAPITAL SHARES OUTSTANDING	63,541

NET ASSET VALUE PER SHARE	$6.38

+COST
Investments in unaffiliated securities at cost	$382,236
Written options premiums received at cost	412

See Accompanying Notes to Financial Statements.

110	SEMIANNUAL REPORT	2015

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

(In thousands)	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate		Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Pathfinder Moderate - Managed Volatility	Pathfinder Moderately Aggressive - Managed Volatility
INVESTMENT INCOME
Dividends from affiliated securities	$1,241		$1,376		$11,570		$16,847		$3,538		$3,310	$785
Interest and amortization from unaffiliated securities	—	*	—	*	—	*	—	*	—	*	6	1
Total Investment Income	1,241		1,376		11,570		16,847		3,538		3,316	786

EXPENSES
Investment management fee	—		—		—		—		—		250	50
Shareholder servicing	1		1		6		6		2		1	— *
Custodian fees	1		1		1		1		1		2	1
Independent Trustees and Chief Compliance Officer fees	3		3		24		30		8		6	1
Accounting services fee	13		18		77		87		30		28	10
Professional fees	12		13		22		32		20		18	16
Other	5		6		25		30		2		17	5
Total Expenses	35		42		155		186		63		322	83
Net Investment Income	1,206		1,334		11,415		16,661		3,475		2,994	703

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in affiliated securities	668		1,114		7,818		8,753		2,608		602	108
Distributions of realized capital gains from affiliated securities	6,894		5,711		58,094		78,790		15,876		16,618	3,673
Futures contracts	—		—		—		—		—		(129)	(47)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated securities	(5,107)		(5,866)		(52,601)		(68,892)		(15,229)		(15,245)	(3,173)
Futures contracts	—		—		—		—		—		55	21
Net Realized and Unrealized Gain	2,455		959		13,311		18,651		3,255		1,901	582
Net Increase in Net Assets Resulting from Operations	$3,661		$2,293		$24,726		$35,312		$6,730		$4,895	$1,285

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	111

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

(In thousands)	Pathfinder Moderately Conservative - Managed Volatility	Asset Strategy(1)	Balanced	Bond	Core Equity	Dividend Opportunities	Energy
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$14,298	$2,677	$—	$3,498	$5,805	$780
Dividends from affiliated securities	444	—	—	—	—	—	—
Foreign dividend withholding tax	—	(463)	(27)	—	(67)	(75)	(19)
Interest and amortization from unaffiliated securities	1	2,744	1,877	4,172	5	47	6
Foreign interest withholding tax	—	— *	—	—	—	—	—
Total Investment Income	445	16,579	4,527	4,172	3,436	5,777	767

EXPENSES
Investment management fee	35	5,347	1,442	726	1,741	1,798	548
Service fee	—	1,961	518	382	622	642	161
Shareholder servicing	— *	11	3	2	3	3	1
Custodian fees	1	49	2	4	5	6	3
Independent Trustees and Chief Compliance Officer fees	1	47	5	12	23	14	3
Accounting services fee	8	124	62	47	66	67	31
Professional fees	14	99	20	25	19	20	17
Other	3	118	—	11	19	14	13
Total Expenses	62	7,756	2,052	1,209	2,498	2,564	777
Less:
Expenses in excess of limit	—	(50)	—	—	(124)	—	—
Total Net Expenses	62	7,706	2,052	1,209	2,374	2,564	777
Net Investment Income (Loss)	383	8,873	2,475	2,963	1,062	3,213	(10)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	—	(15,511)	29,001	3,053	37,919	20,440	(1,314)
Investments in affiliated securities	124	—	—	—	—	—	—
Distributions of realized capital gains from affiliated securities	1,991	—	—	—	—	—	—
Futures contracts	(43)	(514)	—	—	—	—	—
Written options	—	2,778	—	—	—	132	—
Forward foreign currency contracts	—	3,766	—	—	—	—	—
Foreign currency exchange transactions	—	(217)	—	—	—	—	(1)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—	11,677	(23,659)	(6,525)	(33,550)	(29,375)	2,078
Investments in affiliated securities	(1,893)	(3,914)	—	—	—	—	—
Futures contracts	15	(714)	—	—	—	—	—
Written options	—	(4,304)	—	—	—	—	—
Forward foreign currency contracts	—	(274)	—	—	—	—	—
Foreign currency exchange transactions	—	(4)	—	—	—	—	— *
Net Realized and Unrealized Gain (Loss)	194	(7,231)	5,342	(3,472)	4,369	(8,803)	763
Net Increase (Decrease) in Net Assets Resulting from Operations	$577	$1,642	$7,817	$(509)	$5,431	$(5,590)	$753

*	Not shown due to rounding.
(1)	Consolidated Statement of Operations (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

112	SEMIANNUAL REPORT	2015

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

(In thousands)	Global Bond	Global Growth	Global Natural Resources	Growth	High Income	International Core Equity	Limited-Term Bond
INVESTMENT INCOME
Dividends from unaffiliated securities	$29	$4,919	$1,365	$4,229	$67	$11,484	$78
Foreign dividend withholding tax	(1)	(406)	(49)	(79)	—	(1,287)	—
Interest and amortization from unaffiliated securities	383	22	7	23	31,555	11	4,762
Foreign interest withholding tax	—	— *	—	—	—	— *	—
Total Investment Income	411	4,535	1,323	4,173	31,622	10,208	4,840

EXPENSES
Investment management fee	60	2,031	750	3,105	2,579	2,919	1,136
Service fee	24	598	188	1,109	1,049	858	568
Shareholder servicing	— *	3	1	4	5	4	3
Custodian fees	3	26	3	8	9	42	5
Independent Trustees and Chief Compliance Officer fees	— *	15	5	36	23	21	12
Accounting services fee	7	65	32	105	103	83	64
Professional fees	20	25	22	25	39	32	25
Other	6	67	10	26	39	47	13
Total Expenses	120	2,830	1,011	4,418	3,846	4,006	1,826
Less:
Expenses in excess of limit	(60)	(72)	—	(133)	(124)	—	—
Total Net Expenses	60	2,758	1,011	4,285	3,722	4,006	1,826
Net Investment Income (Loss)	351	1,777	312	(112)	27,900	6,202	3,014

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(262)	20,503	(4,455)	45,301	(5,704)	27,008	1,171
Futures contracts	(35)	—	—	—	—	—	—
Forward foreign currency contracts	11	1,692	511	—	385	(1,425)	—
Foreign currency exchange transactions	(6)	(68)	(4)	—	(9)	(78)	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	139	(1,658)	4,550	1,147	(5,762)	13,977	(639)
Forward foreign currency contracts	(9)	(1,473)	(342)	—	(79)	63	—
Foreign currency exchange transactions	5	(41)	(1)	—	(144)	14	—
Net Realized and Unrealized Gain (Loss)	(157)	18,955	259	46,448	(11,313)	39,559	532
Net Increase in Net Assets Resulting from Operations	$194	$20,732	$571	$46,336	$16,587	$45,761	$3,546

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	113

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

(In thousands)	Micro Cap Growth	Mid Cap Growth	Money Market	Real Estate Securities	Science and Technology	Small Cap Growth	Small Cap Value
INVESTMENT INCOME
Dividends from unaffiliated securities	$116	$1,982	$—	$759	$1,971	$797	$3,060
Foreign dividend withholding tax	—	—	—	—	(124)	—	(2)
Interest and amortization from unaffiliated securities	1	18	523	— *	28	18	13
Total Investment Income	117	2,000	523	759	1,875	815	3,071

EXPENSES
Investment management fee	329	2,456	1,045	236	2,566	1,901	1,477
Service fee	87	722	—	66	755	559	434
Shareholder servicing	1	4	2	— *	4	2	2
Custodian fees	3	7	7	2	20	6	8
Independent Trustees and Chief Compliance Officer fees	2	15	15	2	19	17	10
Accounting services fee	21	77	68	20	78	64	54
Professional fees	14	20	18	12	19	17	15
Other	5	25	12	4	27	14	17
Total Expenses	462	3,326	1,167	342	3,488	2,580	2,017
Less:
Expenses in excess of limit	—	(148)	(696)	(24)	(60)	(45)	—
Total Net Expenses	462	3,178	471	318	3,428	2,535	2,017
Net Investment Income (Loss)	(345)	(1,178)	52	441	(1,553)	(1,720)	1,054

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	4,642	27,589	7	2,688	23,733	30,931	20,915
Written options	—	397	—	—	257	—	—
Foreign currency exchange transactions	—	(2)	—	—	14	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	415	(7,941)	—	(5,899)	3,693	34,651	(19,770)
Written options	—	(500)	—	—	425	—	—
Foreign currency exchange transactions	—	— *	—	—	— *	—	—
Net Realized and Unrealized Gain (Loss)	5,057	19,543	7	(3,211)	28,122	65,582	1,145
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,712	$18,365	$59	$(2,770)	$26,569	$63,862	$2,199

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

114	SEMIANNUAL REPORT	2015

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

(In thousands)	Value
INVESTMENT INCOME
Dividends from unaffiliated securities	$3,748
Foreign dividend withholding tax	(47)
Interest and amortization from unaffiliated securities	29
Total Investment Income	3,730

EXPENSES
Investment management fee	1,421
Service fee	507
Shareholder servicing	3
Custodian fees	5
Independent Trustees and Chief Compliance Officer fees	13
Accounting services fee	62
Professional fees	21
Other	18
Total Expenses	2,050
Less:
Expenses in excess of limit	(20)
Total Net Expenses	2,030
Net Investment Income	1,700

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	25,690
Written options	542
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(29,247)
Written options	(108)
Net Realized and Unrealized Loss	(3,123)
Net Decrease in Net Assets Resulting from Operations	$(1,423)

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	115

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate
(In thousands)	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,206	$2,347	$1,334	$1,382	$11,415	$15,553
Net realized gain on investments	7,562	8,641	6,825	7,710	65,912	74,027
Net change in unrealized depreciation	(5,107)	(6,882)	(5,866)	(4,943)	(52,601)	(51,453)
Net Increase in Net Assets Resulting from Operations	3,661	4,106	2,293	4,149	24,726	38,127

Distributions to Shareholders From:
Net investment income	(2,349)	(731)	(1,382)	(1,290)	(15,559)	(9,590)
Net realized gains	(8,641)	(6,254)	(7,709)	(7,315)	(74,025)	(65,663)
Total Distributions to Shareholders	(10,990)	(6,985)	(9,091)	(8,605)	(89,584)	(75,253)
Capital Share Transactions	11,062	1,858	5,088	5,514	72,941	44,022
Net Increase (Decrease) in Net Assets	3,733	(1,021)	(1,710)	1,058	8,083	6,896
Net Assets, Beginning of Period	84,836	85,857	122,278	121,220	928,495	921,599
Net Assets, End of Period	$88,569	$84,836	$120,568	$122,278	$936,578	$928,495
Undistributed net investment income	$1,200	$2,343	$1,330	$1,378	$11,377	$15,521

	Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Pathfinder Moderate - Managed Volatility
(In thousands)	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$16,661	$25,192	$3,475	$4,235	$2,994	$1,126
Net realized gain on investments	87,543	92,905	18,484	22,166	17,091	4,681
Net change in unrealized depreciation	(68,892)	(68,770)	(15,229)	(15,176)	(15,190)	(1,351)
Net Increase in Net Assets Resulting from Operations	35,312	49,327	6,730	11,225	4,895	4,456

Distributions to Shareholders From:
Net investment income	(25,209)	(11,294)	(4,238)	(2,929)	—	(1,154)
Net realized gains	(92,917)	(75,997)	(22,167)	(18,975)	—	(4,820)
Total Distributions to Shareholders	(118,126)	(87,291)	(26,405)	(21,904)	—	(5,974)
Capital Share Transactions	97,959	46,422	16,636	2,211	92,119	170,669
Net Increase (Decrease) in Net Assets	15,145	8,458	(3,039)	(8,468)	97,014	169,151
Net Assets, Beginning of Period	1,097,932	1,089,474	291,348	299,816	203,112	33,961
Net Assets, End of Period	$1,113,077	$1,097,932	$288,309	$291,348	$300,126	$203,112
Undistributed (distributions in excess of) net investment income	$16,610	$25,158	$3,459	$4,222	$2,968	$(26)

See Accompanying Notes to Financial Statements.

116	SEMIANNUAL REPORT	2015

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Pathfinder Moderately Aggressive - Managed Volatility		Pathfinder Moderately Conservative - Managed Volatility		Asset Strategy(1)
(In thousands)	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$703	$494	$383	$159	$8,873	$15,802
Net realized gain (loss) on investments	3,734	1,748	2,072	925	(9,698)	260,940
Net change in unrealized appreciation (depreciation)	(3,152)	(974)	(1,878)	(400)	2,467	(367,347)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,285	1,268	577	684	1,642	(90,605)

Distributions to Shareholders From:
Net investment income	—	(517)	—	(182)	(5,385)	(8,178)
Net realized gains	—	(1,794)	(101)	(854)	(258,553)	(216,767)
Total Distributions to Shareholders	—	(2,311)	(101)	(1,036)	(263,938)	(224,945)
Capital Share Transactions	12,299	33,567	8,901	21,636	174,962	210,680
Net Increase (Decrease) in Net Assets	13,584	32,524	9,377	21,284	(87,334)	(104,870)
Net Assets, Beginning of Period	42,891	10,367	31,104	9,820	1,599,603	1,704,473
Net Assets, End of Period	$56,475	$42,891	$40,481	$31,104	$1,512,269	$1,599,603
Undistributed (distributions in excess of) net investment income	$678	$(25)	$358	$(25)	$20,485	$17,214

	Balanced		Bond		Core Equity
(In thousands)	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,475	$3,682	$2,963	$7,635	$1,062	$1,682
Net realized gain (loss) on investments	29,001	54,338	3,053	(39)	37,919	80,703
Net change in unrealized appreciation (depreciation)	(23,659)	(28,137)	(6,525)	5,780	(33,550)	(35,874)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,817	29,883	(509)	13,376	5,431	46,511

Distributions to Shareholders From:
Net investment income	(3,688)	(3,847)	(8,716)	(11,937)	(1,727)	(2,471)
Net realized gains	(54,222)	(34,578)	—	(9,440)	(80,819)	(69,613)
Total Distributions to Shareholders	(57,910)	(38,425)	(8,716)	(21,377)	(82,546)	(72,084)
Capital Share Transactions	45,750	5,353	(851)	3,460	55,241	30,929
Net Increase (Decrease) in Net Assets	(4,343)	(3,189)	(10,076)	(4,541)	(21,874)	5,356
Net Assets, Beginning of Period	414,688	417,877	309,552	314,093	505,341	499,985
Net Assets, End of Period	$410,345	$414,688	$299,476	$309,552	$483,467	$505,341
Undistributed net investment income	$2,399	$3,612	$2,879	$8,632	$871	$1,536

(1)	Consolidated Statements of Changes in Net Assets (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	117

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Dividend Opportunities		Energy		Global Bond
(In thousands)	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$3,213	$6,516	$(10)	$(121)	$351	$715
Net realized gain (loss) on investments	20,572	55,801	(1,315)	103	(292)	12
Net change in unrealized appreciation (depreciation)	(29,375)	(15,845)	2,078	(17,054)	135	(804)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,590)	46,472	753	(17,072)	194	(77)

Distributions to Shareholders From:
Net investment income	(6,503)	(5,596)	(72)	—	(701)	(415)
Net realized gains	(55,662)	(37,543)	(654)	(3,701)	—	—
Total Distributions to Shareholders	(62,165)	(43,139)	(726)	(3,701)	(701)	(415)
Capital Share Transactions	64,584	23,426	16,012	39,548	652	3,938
Net Increase (Decrease) in Net Assets	(3,171)	26,759	16,039	18,775	145	3,446
Net Assets, Beginning of Period	511,224	484,465	117,967	99,192	19,279	15,833
Net Assets, End of Period	$508,053	$511,224	$134,006	$117,967	$19,424	$19,279
Undistributed (distributions in excess of) net investment income	$3,479	$6,769	$(34)	$49	$336	$692

	Global Growth		Global Natural Resources		Growth
(In thousands)	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,777	$3,940	$312	$207	$(112)	$924
Net realized gain (loss) on investments	22,127	24,100	(3,948)	3,105	45,301	192,215
Net change in unrealized appreciation (depreciation)	(3,172)	(23,474)	4,207	(24,165)	1,147	(103,553)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,732	4,566	571	(20,853)	46,336	89,586

Distributions to Shareholders From:
Net investment income	(2,105)	(8,928)	(137)	—	(949)	(3,270)
Net realized gains	(24,394)	(36,409)	—	—	(104,978)	(145,321)
Total Distributions to Shareholders	(26,499)	(45,337)	(137)	—	(105,927)	(148,591)
Capital Share Transactions	77,366	53,264	(809)	(5,991)	72,023	(271,109)
Net Increase (Decrease) in Net Assets	71,599	12,493	(375)	(26,844)	12,432	(330,114)
Net Assets, Beginning of Period	431,463	418,970	145,682	172,526	871,355	1,201,469
Net Assets, End of Period	$503,062	$431,463	$145,307	$145,682	$883,787	$871,355
Undistributed (distributions in excess of) net investment income	$1,650	$2,046	$349	$178	$(354)	$707

See Accompanying Notes to Financial Statements.

118	SEMIANNUAL REPORT	2015

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	High Income		International Core Equity		Limited-Term Bond
(In thousands)	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$27,900	$51,169	$6,202	$8,630	$3,014	$6,419
Net realized gain (loss) on investments	(5,328)	8,514	25,505	88,878	1,171	(4,673)
Net change in unrealized appreciation (depreciation)	(5,985)	(48,743)	14,054	(86,788)	(639)	2,628
Net Increase in Net Assets Resulting from Operations	16,587	10,940	45,761	10,720	3,546	4,374

Distributions to Shareholders From:
Net investment income	(51,203)	(39,918)	(8,590)	(16,870)	(6,694)	(2,598)
Net realized gains	(8,694)	(6,022)	(84,858)	(52,403)	—	(605)
Total Distributions to Shareholders	(59,897)	(45,940)	(93,448)	(69,273)	(6,694)	(3,203)
Capital Share Transactions	63,878	164,154	131,941	42,851	(74,546)	36,655
Net Increase (Decrease) in Net Assets	20,568	129,154	84,254	(15,702)	(77,694)	37,826
Net Assets, Beginning of Period	818,445	689,291	656,373	672,075	474,437	436,611
Net Assets, End of Period	$839,013	$818,445	$740,627	$656,373	$396,743	$474,437
Undistributed net investment income	$27,910	$51,134	$2,717	$5,183	$2,998	$6,678

	Micro Cap Growth		Mid Cap Growth		Money Market
(In thousands)	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(345)	$(847)	$(1,178)	$(1,555)	$52	$133
Net realized gain on investments	4,642	10,617	27,984	48,139	7	10
Net change in unrealized appreciation (depreciation)	415	(11,501)	(8,441)	(9,125)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	4,712	(1,731)	18,365	37,459	59	143

Distributions to Shareholders From:
Net investment income	—	—	—	—	(52)	(133)
Net realized gains	(10,595)	(9,754)	(46,460)	(26,432)	—	—
Total Distributions to Shareholders	(10,595)	(9,754)	(46,460)	(26,432)	(52)	(133)
Capital Share Transactions	5,447	3,965	67,908	120,182	33,216	(93,182)
Net Increase (Decrease) in Net Assets	(436)	(7,520)	39,813	131,209	33,223	(93,172)
Net Assets, Beginning of Period	71,656	79,176	556,981	425,772	511,524	604,696
Net Assets, End of Period	$71,220	$71,656	$596,794	$556,981	$544,747	$511,524
Undistributed (distributions in excess of) net investment income	$(327)	$18	$(1,380)	$(200)	$—	$—

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	119

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Real Estate Securities		Science and Technology		Small Cap Growth
(In thousands)	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$441	$542	$(1,553)	$(2,915)	$(1,720)	$(3,515)
Net realized gain on investments	2,688	5,063	24,004	36,496	30,931	98,430
Net change in unrealized appreciation (depreciation)	(5,899)	6,552	4,118	(17,241)	34,651	(98,411)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,770)	12,157	26,569	16,340	63,862	(3,496)

Distributions to Shareholders From:
Net investment income	(518)	(469)	—	—	—	—
Net realized gains	(4,943)	(2,680)	(34,801)	(46,854)	(66,812)	(43,758)
Total Distributions to Shareholders	(5,461)	(3,149)	(34,801)	(46,854)	(66,812)	(43,758)
Capital Share Transactions	2,255	3,120	41,134	46,759	53,557	(87,569)
Net Increase (Decrease) in Net Assets	(5,976)	12,128	32,902	16,245	50,607	(134,823)
Net Assets, Beginning of Period	52,280	40,152	586,029	569,784	425,565	560,388
Net Assets, End of Period	$46,304	$52,280	$618,931	$586,029	$476,172	$425,565
Undistributed (distributions in excess of) net investment income	$517	$594	$(1,498)	$41	$(1,819)	$(99)

	Small Cap Value		Value
(In thousands)	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (Unaudited)	Year ended 12-31-14
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,054	$(309)	$1,700	$2,678
Net realized gain on investments	20,915	27,675	26,232	53,260
Net change in unrealized depreciation	(19,770)	(5,376)	(29,355)	(18,250)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,199	21,990	(1,423)	37,688

Distributions to Shareholders From:
Net investment income	(294)	(253)	(3,133)	(3,881)
Net realized gains	(26,881)	(43,526)	(52,275)	(47,695)
Total Distributions to Shareholders	(27,175)	(43,779)	(55,408)	(51,576)
Capital Share Transactions	18,915	86,384	46,084	58,465
Net Increase (Decrease) in Net Assets	(6,061)	64,595	(10,747)	44,577
Net Assets, Beginning of Period	353,738	289,143	416,193	371,616
Net Assets, End of Period	$347,677	$353,738	$405,446	$416,193
Undistributed net investment income	$2,666	$1,906	$7,408	$8,841

See Accompanying Notes to Financial Statements.

120	SEMIANNUAL REPORT	2015

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2015	SEMIANNUAL REPORT	121

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Pathfinder Aggressive
Six-month period ended 6-30-2015 (unaudited)	$5.73	$0.08	(2)	$0.18	$0.26	$(0.16)	$(0.58)	$(0.74)
Year ended 12-31-2014	5.95	0.16	(2)	0.10	0.26	(0.05)	(0.43)	(0.48)
Year ended 12-31-2013	5.04	0.05	(2)	1.27	1.32	(0.07)	(0.34)	(0.41)
Year ended 12-31-2012	4.77	0.07	(2)	0.48	0.55	(0.05)	(0.23)	(0.28)
Year ended 12-31-2011	5.16	0.04	(2)	(0.24)	(0.20)	(0.06)	(0.13)	(0.19)
Year ended 12-31-2010	4.63	0.06		0.63	0.69	(0.05)	(0.11)	(0.16)
Pathfinder Conservative
Six-month period ended 6-30-2015 (unaudited)	5.54	0.06	(2)	0.05	0.11	(0.06)	(0.36)	(0.42)
Year ended 12-31-2014	5.77	0.06	(2)	0.12	0.18	(0.06)	(0.35)	(0.41)
Year ended 12-31-2013	5.33	0.06	(2)	0.70	0.76	(0.08)	(0.24)	(0.32)
Year ended 12-31-2012	5.18	0.08	(2)	0.27	0.35	(0.05)	(0.15)	(0.20)
Year ended 12-31-2011	5.32	0.06	(2)	(0.02)	0.04	(0.07)	(0.11)	(0.18)
Year ended 12-31-2010	5.02	0.06		0.39	0.45	(0.05)	(0.10)	(0.15)
Pathfinder Moderate
Six-month period ended 6-30-2015 (unaudited)	5.87	0.07	(2)	0.10	0.17	(0.10)	(0.48)	(0.58)
Year ended 12-31-2014	6.14	0.10	(2)	0.14	0.24	(0.07)	(0.44)	(0.51)
Year ended 12-31-2013	5.33	0.07	(2)	1.02	1.09	(0.07)	(0.21)	(0.28)
Year ended 12-31-2012	5.06	0.07	(2)	0.40	0.47	(0.05)	(0.15)	(0.20)
Year ended 12-31-2011	5.27	0.06	(2)	(0.13)	(0.07)	(0.06)	(0.08)	(0.14)
Year ended 12-31-2010	4.76	0.06		0.53	0.59	(0.03)	(0.05)	(0.08)
Pathfinder Moderately Aggressive
Six-month period ended 6-30-2015 (unaudited)	6.14	0.09	(2)	0.12	0.21	(0.14)	(0.53)	(0.67)
Year ended 12-31-2014	6.38	0.14	(2)	0.14	0.28	(0.07)	(0.45)	(0.52)
Year ended 12-31-2013	5.45	0.07	(2)	1.19	1.26	(0.07)	(0.26)	(0.33)
Year ended 12-31-2012	5.09	0.08	(2)	0.46	0.54	(0.04)	(0.14)	(0.18)
Year ended 12-31-2011	5.37	0.05	(2)	(0.21)	(0.16)	(0.04)	(0.08)	(0.12)
Year ended 12-31-2010	4.80	0.05		0.63	0.68	(0.04)	(0.07)	(0.11)
Pathfinder Moderately Conservative
Six-month period ended 6-30-2015 (unaudited)	5.80	0.07	(2)	0.08	0.15	(0.09)	(0.45)	(0.54)
Year ended 12-31-2014	6.03	0.08	(2)	0.14	0.22	(0.06)	(0.39)	(0.45)
Year ended 12-31-2013	5.41	0.06	(2)	0.87	0.93	(0.08)	(0.23)	(0.31)
Year ended 12-31-2012	5.19	0.08	(2)	0.34	0.42	(0.05)	(0.15)	(0.20)
Year ended 12-31-2011	5.34	0.06	(2)	(0.06)	0.00	(0.06)	(0.09)	(0.15)
Year ended 12-31-2010	4.94	0.06		0.47	0.53	(0.05)	(0.08)	(0.13)
Pathfinder Moderate – Managed Volatility
Six-month period ended 6-30-2015 (unaudited)	5.39	0.07	(2)	0.06	0.13	—	—	—
Year ended 12-31-2014	5.37	0.06	(2)	0.14	0.20	(0.03)	(0.15)	(0.18)
Year ended 12-31-2013(4)	5.00	(0.01	)(2)	0.38	0.37	—	— *	— *
Pathfinder Moderately Aggressive – Managed Volatility
Six-month period ended 6-30-2015 (unaudited)	5.29	0.08	(2)	0.08	0.16	—	—	—
Year ended 12-31-2014	5.41	0.09	(2)	0.11	0.20	(0.07)	(0.25)	(0.32)
Year ended 12-31-2013(4)	5.00	(0.02	)(2)	0.43	0.41	—	— *	— *
Pathfinder Moderately Conservative – Managed Volatility
Six-month period ended 6-30-2015 (unaudited)	5.27	0.06	(2)	0.04	0.10	—	(0.01)	(0.01)
Year ended 12-31-2014	5.31	0.04	(2)	0.11	0.15	(0.03)	(0.16)	(0.19)
Year ended 12-31-2013(4)	5.00	(0.02	)(2)	0.33	0.31	—	— *	— *

*	Not shown due to rounding.

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Based on average weekly shares outstanding.

(3)	Annualized.

(4)	For the period from August 1, 2013 (commencement of operations of the Portfolio) through December 31, 2013.

(5)	Ratios of expenses to average net assets excluding offering cost was 0.26%.

(6)	Ratios of expenses to average net assets excluding offering cost was 0.29%.

(7)	Ratios of expenses to average net assets excluding offering cost was 0.33%.

(8)	Ratios of expenses to average net assets excluding offering cost was 0.36%.

(9)	Ratios of expenses to average net assets excluding offering cost was 0.35%.

122	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Pathfinder Aggressive
Six-month period ended 6-30-2015 (unaudited)	$5.25	4.36%	$89	0.08	%(3)	2.78	%(3)	9%
Year ended 12-31-2014	5.73	4.86	85	0.07		2.73		28
Year ended 12-31-2013	5.95	27.13	86	0.07		0.96		38
Year ended 12-31-2012	5.04	12.18	69	0.08		1.41		38
Year ended 12-31-2011	4.77	-4.15	65	0.07		0.85		18
Year ended 12-31-2010	5.16	15.53	72	0.08		1.35		24
Pathfinder Conservative
Six-month period ended 6-30-2015 (unaudited)	5.23	1.89	121	0.07	(3)	2.20	(3)	10
Year ended 12-31-2014	5.54	3.39	122	0.06		1.13		30
Year ended 12-31-2013	5.77	14.75	121	0.07		1.15		66
Year ended 12-31-2012	5.33	6.95	107	0.07		1.57		36
Year ended 12-31-2011	5.18	0.75	88	0.07		1.17		24
Year ended 12-31-2010	5.32	9.38	71	0.08		1.65		26
Pathfinder Moderate
Six-month period ended 6-30-2015 (unaudited)	5.46	2.67	937	0.03	(3)	2.44	(3)	9
Year ended 12-31-2014	5.87	4.24	928	0.03		1.69		24
Year ended 12-31-2013	6.14	20.83	922	0.03		1.15		39
Year ended 12-31-2012	5.33	9.53	733	0.04		1.43		24
Year ended 12-31-2011	5.06	-1.46	582	0.04		1.15		16
Year ended 12-31-2010	5.27	12.63	461	0.04		1.52		18
Pathfinder Moderately Aggressive
Six-month period ended 6-30-2015 (unaudited)	5.68	3.22	1,113	0.03	(3)	3.00	(3)	8
Year ended 12-31-2014	6.14	4.61	1,098	0.03		2.30		23
Year ended 12-31-2013	6.38	23.81	1,089	0.03		1.15		33
Year ended 12-31-2012	5.45	10.82	873	0.04		1.42		25
Year ended 12-31-2011	5.09	-3.02	723	0.04		0.97		14
Year ended 12-31-2010	5.37	14.46	501	0.04		1.35		23
Pathfinder Moderately Conservative
Six-month period ended 6-30-2015 (unaudited)	5.41	2.31	288	0.04	(3)	2.39	(3)	10
Year ended 12-31-2014	5.80	3.88	291	0.04		1.43		27
Year ended 12-31-2013	6.03	17.71	300	0.05		1.09		46
Year ended 12-31-2012	5.41	8.41	240	0.05		1.57		26
Year ended 12-31-2011	5.19	0.00	194	0.05		1.12		18
Year ended 12-31-2010	5.34	10.97	151	0.06		1.60		21
Pathfinder Moderate – Managed Volatility
Six-month period ended 6-30-2015 (unaudited)	5.52	2.41	300	0.26	(3)	2.40	(3)	6
Year ended 12-31-2014	5.39	3.75	203	0.28	(5)	1.06		23
Year ended 12-31-2013(4)	5.37	7.50	34	0.58	(3)(6)	-0.57	(3)	18
Pathfinder Moderately Aggressive – Managed Volatility
Six-month period ended 6-30-2015 (unaudited)	5.45	2.92	56	0.33	(3)	2.84	(3)	6
Year ended 12-31-2014	5.29	3.91	43	0.41	(7)	1.74		32
Year ended 12-31-2013(4)	5.41	8.27	10	1.04	(3)(8)	-1.03	(3)	15
Pathfinder Moderately Conservative – Managed Volatility
Six-month period ended 6-30-2015 (unaudited)	5.36	1.96	40	0.36	(3)	2.20	(3)	9
Year ended 12-31-2014	5.27	3.06	31	0.47	(8)	0.76		36
Year ended 12-31-2013(4)	5.31	6.29	10	0.98	(3)(9)	-0.97	(3)	21

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	123

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Asset Strategy
Six-month period ended 6-30-2015 (unaudited)	$10.87	$0.06	(3)	$0.01	$0.07	$(0.04)	$(1.84)	$(1.88)
Year ended 12-31-2014	13.25	0.11	(3)	(0.78)	(0.67)	(0.06)	(1.65)	(1.71)
Year ended 12-31-2013	10.73	0.10	(3)	2.57	2.67	(0.15)	—	(0.15)
Year ended 12-31-2012	9.11	0.18	(3)	1.55	1.73	(0.11)	—	(0.11)
Year ended 12-31-2011	9.91	0.06	(3)	(0.76)	(0.70)	(0.10)	—	(0.10)
Year ended 12-31-2010	9.23	0.09		0.69	0.78	(0.10)	—	(0.10)
Balanced
Six-month period ended 6-30-2015 (unaudited)	10.19	0.06	(3)	0.16	0.22	(0.09)	(1.37)	(1.46)
Year ended 12-31-2014	10.46	0.09	(3)	0.64	0.73	(0.10)	(0.90)	(1.00)
Year ended 12-31-2013	9.37	0.10	(3)	2.01	2.11	(0.15)	(0.87)	(1.02)
Year ended 12-31-2012	9.01	0.14	(3)	0.88	1.02	(0.14)	(0.52)	(0.66)
Year ended 12-31-2011	9.59	0.14	(3)	0.20	0.34	(0.15)	(0.77)	(0.92)
Year ended 12-31-2010	8.48	0.15		1.26	1.41	(0.17)	(0.13)	(0.30)
Bond
Six-month period ended 6-30-2015 (unaudited)	5.34	0.05	(3)	(0.06)	(0.01)	(0.15)	—	(0.15)
Year ended 12-31-2014	5.49	0.13	(3)	0.10	0.23	(0.21)	(0.17)	(0.38)
Year ended 12-31-2013	5.90	0.14	(3)	(0.26)	(0.12)	(0.20)	(0.09)	(0.29)
Year ended 12-31-2012	5.80	0.15	(3)	0.18	0.33	(0.18)	(0.05)	(0.23)
Year ended 12-31-2011	5.60	0.17	(3)	0.22	0.39	(0.15)	(0.04)	(0.19)
Year ended 12-31-2010	5.50	0.12		0.20	0.32	(0.22)	—	(0.22)
Core Equity
Six-month period ended 6-30-2015 (unaudited)	14.18	0.03	(3)	0.17	0.20	(0.05)	(2.37)	(2.42)
Year ended 12-31-2014	15.13	0.05	(3)	1.24	1.29	(0.08)	(2.16)	(2.24)
Year ended 12-31-2013	12.38	0.07	(3)	3.88	3.95	(0.07)	(1.13)	(1.20)
Year ended 12-31-2012	11.70	0.07	(3)	1.96	2.03	(0.08)	(1.27)	(1.35)
Year ended 12-31-2011	11.91	0.07	(3)	0.15	0.22	(0.04)	(0.39)	(0.43)
Year ended 12-31-2010	9.95	0.04		2.02	2.06	(0.10)	—	(0.10)
Dividend Opportunities
Six-month period ended 6-30-2015 (unaudited)	9.05	0.05	(3)	(0.12)	(0.07)	(0.11)	(0.98)	(1.09)
Year ended 12-31-2014	9.04	0.12	(3)	0.71	0.83	(0.10)	(0.72)	(0.82)
Year ended 12-31-2013	7.24	0.10	(3)	2.01	2.11	(0.13)	(0.18)	(0.31)
Year ended 12-31-2012	6.47	0.14	(3)	0.71	0.85	(0.08)	—	(0.08)
Year ended 12-31-2011	6.86	0.09	(3)	(0.41)	(0.32)	(0.07)	—	(0.07)
Year ended 12-31-2010	5.96	0.07		0.90	0.97	(0.07)	—	(0.07)
Energy
Six-month period ended 6-30-2015 (unaudited)	6.51	0.00	(3)	0.05	0.05	— *	(0.03)	(0.03)
Year ended 12-31-2014	7.50	(0.01	)(3)	(0.73)	(0.74)	—	(0.25)	(0.25)
Year ended 12-31-2013	5.89	(0.02	)(3)	1.65	1.63	—	(0.02)	(0.02)
Year ended 12-31-2012	5.81	(0.01	)(3)	0.09	0.08	—	—	—
Year ended 12-31-2011	6.39	(0.02	)(3)	(0.56)	(0.58)	—	—	—
Year ended 12-31-2010	5.26	(0.01)		1.16	1.15	(0.02)	—	(0.02)
Global Bond
Six-month period ended 6-30-2015 (unaudited)	5.05	0.09	(3)	(0.03)	0.06	(0.19)	—	(0.19)
Year ended 12-31-2014	5.16	0.19	(3)	(0.18)	0.01	(0.12)	—	(0.12)
Year ended 12-31-2013	5.07	0.15	(3)	(0.06)	0.09	—	—	—
Year ended 12-31-2012	4.90	0.15	(3)	0.16	0.31	(0.14)	— *	(0.14)
Year ended 12-31-2011	5.00	0.12	(3)	(0.12)	0.00	(0.10)	—	(0.10)
Year ended 12-31-2010(5)	5.00	0.00		0.00	0.00	—	—	—

*	Not shown due to rounding.

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from August 23, 2010 (commencement of operations of the Portfolio) through December 31, 2010.

124	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Asset Strategy
Six-month period ended 6-30-2015 (unaudited)	$9.06	0.01%	$1,512	0.98	%(4)	1.13	%(4)	0.99	%(4)	1.12	%(4)	34%
Year ended 12-31-2014	10.87	-5.26	1,600	0.97		0.94		0.98		0.93		130
Year ended 12-31-2013	13.25	25.13	1,704	0.97		0.82		0.98		0.81		64
Year ended 12-31-2012	10.73	19.18	1,345	1.00		1.83		1.01		1.82		49
Year ended 12-31-2011	9.11	-7.21	1,197	0.99		0.62		1.00		0.61		57
Year ended 12-31-2010	9.91	8.68	1,295	1.02		1.07		1.03		1.06		104
Balanced
Six-month period ended 6-30-2015 (unaudited)	8.95	1.87	410	0.99	(4)	1.20	(4)	—		—		23
Year ended 12-31-2014	10.19	7.57	415	1.01		0.90		—		—		43
Year ended 12-31-2013	10.46	23.70	418	1.01		0.99		—		—		38
Year ended 12-31-2012	9.37	11.75	355	1.01		1.55		—		—		43
Year ended 12-31-2011	9.01	3.31	345	1.01		1.46		—		—		32
Year ended 12-31-2010	9.59	17.11	375	1.01		1.52		—		—		48
Bond
Six-month period ended 6-30-2015 (unaudited)	5.18	-0.20	299	0.79	(4)	1.94	(4)	—		—		37
Year ended 12-31-2014	5.34	4.34	310	0.78		2.43		—		—		28
Year ended 12-31-2013	5.49	-2.09	314	0.78		2.50		—		—		48
Year ended 12-31-2012	5.90	5.78	511	0.78		2.62		—		—		33
Year ended 12-31-2011	5.80	7.31	640	0.77		3.02		—		—		65
Year ended 12-31-2010	5.60	6.04	508	0.78		2.25		—		—		49
Core Equity
Six-month period ended 6-30-2015 (unaudited)	11.96	1.03	483	0.95	(4)	0.43	(4)	1.00	(4)	0.38	(4)	28
Year ended 12-31-2014	14.18	9.68	505	0.95		0.34		1.00		0.29		57
Year ended 12-31-2013	15.13	33.51	500	0.96		0.55		1.01		0.50		70
Year ended 12-31-2012	12.38	18.60	391	0.97		0.60		1.02		0.55		53
Year ended 12-31-2011	11.70	1.66	376	0.96		0.57		1.01		0.52		70
Year ended 12-31-2010	11.91	20.89	429	0.96		0.33		1.01		0.28		100
Dividend Opportunities
Six-month period ended 6-30-2015 (unaudited)	7.89	-1.08	508	1.00	(4)	1.25	(4)	—		—		22
Year ended 12-31-2014	9.05	9.84	511	1.00		1.33		—		—		42
Year ended 12-31-2013	9.04	29.61	484	1.00		1.23		—		—		53
Year ended 12-31-2012	7.24	13.18	386	1.01		1.95		—		—		43
Year ended 12-31-2011	6.47	-4.69	343	1.00		1.30		—		—		45
Year ended 12-31-2010	6.86	16.37	296	1.02		1.37		—		—		44
Energy
Six-month period ended 6-30-2015 (unaudited)	6.53	0.92	134	1.21	(4)	-0.02	(4)	—		—		15
Year ended 12-31-2014	6.51	-10.56	118	1.18		-0.10		—		—		21
Year ended 12-31-2013	7.50	27.76	99	1.23		-0.24		—		—		33
Year ended 12-31-2012	5.89	1.38	67	1.25		-0.18		—		—		38
Year ended 12-31-2011	5.81	-9.08	62	1.24		-0.36		—		—		14
Year ended 12-31-2010	6.39	21.96	44	1.28		-0.25		—		—		27
Global Bond
Six-month period ended 6-30-2015 (unaudited)	4.92	1.06	19	0.62	(4)	3.69	(4)	1.25	(4)	3.06	(4)	10
Year ended 12-31-2014	5.05	0.18	19	0.48		3.69		1.11		3.06		37
Year ended 12-31-2013	5.16	1.74	16	0.63		3.00		1.26		2.37		26
Year ended 12-31-2012	5.07	6.41	11	0.67		3.01		1.29		2.39		28
Year ended 12-31-2011	4.90	0.08	7	0.81		2.45		1.43		1.83		46
Year ended 12-31-2010(5)	5.00	-0.10	5	0.90	(4)	0.09	(4)	1.52	(4)	-0.53	(4)	28

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	125

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Global Growth
Six-month period ended 6-30-2015 (unaudited)	$8.84	$0.03	(3)	$0.43	$0.46	$(0.04)	$(0.45)	$(0.49)
Year ended 12-31-2014	9.81	0.09	(3)	0.01	0.10	(0.21)	(0.86)	(1.07)
Year ended 12-31-2013	8.46	0.09	(3)	1.51	1.60	(0.08)	(0.17)	(0.25)
Year ended 12-31-2012	7.86	0.09	(3)	1.22	1.31	(0.17)	(0.54)	(0.71)
Year ended 12-31-2011	8.51	0.14	(3)	(0.76)	(0.62)	(0.03)	—	(0.03)
Year ended 12-31-2010	7.49	0.08		1.01	1.09	(0.07)	—	(0.07)
Global Natural Resources
Six-month period ended 6-30-2015 (unaudited)	4.72	0.01	(3)	0.00 *	0.01	— *	—	— *
Year ended 12-31-2014	5.43	0.01	(3)	(0.72)	(0.71)	—	—	—
Year ended 12-31-2013	5.04	0.00	*(3)	0.39	0.39	—	—	—
Year ended 12-31-2012	5.29	(0.01	)(3)	0.07	0.06	—	(0.31)	(0.31)
Year ended 12-31-2011	6.73	(0.01	)(3)	(1.43)	(1.44)	—	—	—
Year ended 12-31-2010	5.75	(0.02)		1.00	0.98	—	—	—
Growth
Six-month period ended 6-30-2015 (unaudited)	12.08	0.00	*(3)	0.65	0.65	(0.01)	(1.50)	(1.51)
Year ended 12-31-2014	13.33	0.01	(3)	1.28	1.29	(0.06)	(2.48)	(2.54)
Year ended 12-31-2013	10.63	0.03	(3)	3.65	3.68	(0.05)	(0.93)	(0.98)
Year ended 12-31-2012	10.19	0.05	(3)	1.20	1.25	(0.01)	(0.80)	(0.81)
Year ended 12-31-2011	10.38	0.01	(3)	0.22	0.23	(0.04)	(0.38)	(0.42)
Year ended 12-31-2010	9.28	0.04		1.12	1.16	(0.06)	—	(0.06)
High Income
Six-month period ended 6-30-2015 (unaudited)	3.85	0.13	(3)	(0.04)	0.09	(0.24)	(0.04)	(0.28)
Year ended 12-31-2014	4.00	0.25	(3)	(0.17)	0.08	(0.20)	(0.03)	(0.23)
Year ended 12-31-2013	3.80	0.27	(3)	0.12	0.39	(0.19)	—	(0.19)
Year ended 12-31-2012	3.42	0.29	(3)	0.33	0.62	(0.24)	—	(0.24)
Year ended 12-31-2011	3.49	0.28	(3)	(0.09)	0.19	(0.26)	—	(0.26)
Year ended 12-31-2010	3.30	0.27		0.19	0.46	(0.27)	—	(0.27)
International Core Equity
Six-month period ended 6-30-2015 (unaudited)	18.00	0.17	(3)	1.26	1.43	(0.24)	(2.37)	(2.61)
Year ended 12-31-2014	19.75	0.24	(3)	0.10	0.34	(0.51)	(1.58)	(2.09)
Year ended 12-31-2013	16.07	0.27	(3)	3.70	3.97	(0.29)	—	(0.29)
Year ended 12-31-2012	14.67	0.25	(3)	1.64	1.89	(0.36)	(0.13)	(0.49)
Year ended 12-31-2011	17.29	0.32	(3)	(2.68)	(2.36)	(0.26)	—	(0.26)
Year ended 12-31-2010	15.38	0.26		1.86	2.12	(0.21)	—	(0.21)
Limited-Term Bond
Six-month period ended 6-30-2015 (unaudited)	4.90	0.03	(3)	0.00 *	0.03	(0.07)	—	(0.07)
Year ended 12-31-2014	4.89	0.07	(3)	(0.02)	0.05	(0.03)	(0.01)	(0.04)
Year ended 12-31-2013	4.92	0.05	(3)	(0.08)	(0.03)	—	— *	— *
Year ended 12-31-2012	5.03	0.07	(3)	0.10	0.17	(0.15)	(0.13)	(0.28)
Year ended 12-31-2011	4.96	0.06	(3)	0.09	0.15	(0.08)	—	(0.08)
Year ended 12-31-2010(5)	5.00	0.02		(0.06)	(0.04)	—	—	—
Micro Cap Growth
Six-month period ended 6-30-2015 (unaudited)	26.73	(0.13	)(3)	1.85	1.72	—	(4.16)	(4.16)
Year ended 12-31-2014	31.78	(0.32	)(3)	(0.66)	(0.98)	—	(4.07)	(4.07)
Year ended 12-31-2013	21.13	(0.31	)(3)	12.05	11.74	—	(1.09)	(1.09)
Year ended 12-31-2012	20.56	(0.20	)(3)	2.57	2.37	—	(1.80)	(1.80)
Year ended 12-31-2011	22.11	(0.26	)(3)	(1.29)	(1.55)	—	—	—
Year ended 12-31-2010	15.70	(0.21)		6.62	6.41	—	—	—

*	Not shown due to rounding.

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from August 23, 2010 (commencement of operations of the Portfolio) through December 31, 2010.

126	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Global Growth
Six-month period ended 6-30-2015 (unaudited)	$8.81	4.92%	$503	1.15	%(4)	0.74	%(4)	1.18	%(4)	0.71	%(4)	28%
Year ended 12-31-2014	8.84	0.96	431	1.13		0.93		1.16		0.90		65
Year ended 12-31-2013	9.81	19.23	419	1.14		1.06		1.17		1.03		49
Year ended 12-31-2012	8.46	18.05	478	1.15		1.09		1.18		1.06		44
Year ended 12-31-2011	7.86	-7.32	266	1.15		1.67		1.18		1.64		61
Year ended 12-31-2010	8.51	14.79	331	1.17		1.22		1.20		1.19		75
Global Natural Resources
Six-month period ended 6-30-2015 (unaudited)	4.73	0.30	145	1.35	(4)	0.41	(4)	—		—		17
Year ended 12-31-2014	4.72	-13.04	146	1.33		0.12		—		—		31
Year ended 12-31-2013	5.43	7.80	173	1.35		-0.02		—		—		134
Year ended 12-31-2012	5.04	1.89	180	1.36		-0.13		—		—		102
Year ended 12-31-2011	5.29	-21.45	184	1.37		-0.14		—		—		100
Year ended 12-31-2010	6.73	17.06	236	1.37		-0.31		—		—		117
Growth
Six-month period ended 6-30-2015 (unaudited)	11.22	5.34	884	0.97	(4)	-0.03	(4)	1.00	(4)	-0.06	(4)	17
Year ended 12-31-2014	12.08	11.81	871	0.96		0.10		0.99		0.07		26
Year ended 12-31-2013	13.33	36.46	1,201	0.96		0.30		0.99		0.27		43
Year ended 12-31-2012	10.63	12.75	992	0.97		0.47		1.00		0.44		47
Year ended 12-31-2011	10.19	2.12	859	0.97		0.07		1.00		0.04		42
Year ended 12-31-2010	10.38	12.58	917	0.97		0.42		1.00		0.39		64
High Income
Six-month period ended 6-30-2015 (unaudited)	3.66	2.00	839	0.89	(4)	6.65	(4)	0.92	(4)	6.62	(4)	18
Year ended 12-31-2014	3.85	1.90	818	0.88		6.31		0.91		6.28		55
Year ended 12-31-2013	4.00	10.50	689	0.88		6.99		0.93		6.94		84
Year ended 12-31-2012	3.80	18.64	449	0.89		7.86		0.94		7.81		91
Year ended 12-31-2011	3.42	5.26	272	0.90		8.01		0.95		7.96		78
Year ended 12-31-2010	3.49	14.86	243	0.91		8.27		0.96		8.22		108
International Core Equity
Six-month period ended 6-30-2015 (unaudited)	16.82	7.31	741	1.17	(4)	1.81	(4)	—		—		53
Year ended 12-31-2014	18.00	1.44	656	1.16		1.28		—		—		102
Year ended 12-31-2013	19.75	24.91	672	1.16		1.51		—		—		92
Year ended 12-31-2012	16.07	13.33	622	1.17		1.64		—		—		85
Year ended 12-31-2011	14.67	-13.88	521	1.19		1.96		—		—		100
Year ended 12-31-2010	17.29	14.09	580	1.19		1.70		—		—		107
Limited-Term Bond
Six-month period ended 6-30-2015 (unaudited)	4.86	0.74	397	0.80	(4)	1.33	(4)	—		—		18
Year ended 12-31-2014	4.90	0.97	474	0.80		1.38		—		—		34
Year ended 12-31-2013	4.89	-0.54	437	0.82		1.14		—		—		25
Year ended 12-31-2012	4.92	3.37	123	0.81		1.33		0.82		1.32		60
Year ended 12-31-2011	5.03	3.17	241	0.76		1.27		0.84		1.19		55
Year ended 12-31-2010(5)	4.96	-0.85	142	0.76	(4)	0.92	(4)	0.84	(4)	0.84	(4)	15
Micro Cap Growth
Six-month period ended 6-30-2015 (unaudited)	24.29	7.00	71	1.34	(4)	-1.00	(4)	—		—		19
Year ended 12-31-2014	26.73	-1.74	72	1.32		-1.16		—		—		51
Year ended 12-31-2013	31.78	57.28	79	1.34		-1.19		—		—		61
Year ended 12-31-2012	21.13	11.84	49	1.35		-0.91		—		—		52
Year ended 12-31-2011	20.56	-7.01	46	1.34		-1.20		—		—		57
Year ended 12-31-2010	22.11	40.85	55	1.35		-1.15		—		—		77

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	127

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Mid Cap Growth
Six-month period ended 6-30-2015 (unaudited)	$10.84	$(0.02	)(3)	$0.40	$0.38	$—	$(0.89)	$(0.89)
Year ended 12-31-2014	10.72	(0.04	)(3)	0.82	0.78	—	(0.66)	(0.66)
Year ended 12-31-2013	8.54	(0.04	)(3)	2.54	2.50	—	(0.32)	(0.32)
Year ended 12-31-2012	8.37	(0.02	)(3)	1.07	1.05	—	(0.88)	(0.88)
Year ended 12-31-2011	8.69	(0.03	)(3)	0.01	(0.02)	— *	(0.30)	(0.30)
Year ended 12-31-2010	6.61	0.00		2.08	2.08	— *	—	— *
Money Market
Six-month period ended 6-30-2015 (unaudited)	1.00	0.00	*(3)	0.00	0.00 *	— *	—	— *
Year ended 12-31-2014	1.00	0.00	*(3)	0.00	0.00 *	— *	—	— *
Year ended 12-31-2013	1.00	0.00	*(3)	0.00	0.00 *	— *	—	— *
Year ended 12-31-2012	1.00	0.00	*(3)	0.00 *	0.00 *	— *	—	— *
Year ended 12-31-2011	1.00	0.00	(3)	0.00	0.00	— *	—	— *
Year ended 12-31-2010	1.00	0.00		0.00	0.00	— *	— *	— *
Real Estate Securities
Six-month period ended 6-30-2015 (unaudited)	9.59	0.08	(3)	(0.57)	(0.49)	(0.10)	(0.92)	(1.02)
Year ended 12-31-2014	7.90	0.10	(3)	2.20	2.30	(0.09)	(0.52)	(0.61)
Year ended 12-31-2013	7.89	0.08	(3)	0.02	0.10	(0.09)	—	(0.09)
Year ended 12-31-2012	6.75	0.08	(3)	1.11	1.19	(0.05)	—	(0.05)
Year ended 12-31-2011	6.48	0.06	(3)	0.26	0.32	(0.05)	—	(0.05)
Year ended 12-31-2010	5.14	0.05		1.40	1.45	(0.11)	—	(0.11)
Science and Technology
Six-month period ended 6-30-2015 (unaudited)	25.02	(0.07	)(3)	1.29	1.22	—	(1.50)	(1.50)
Year ended 12-31-2014	26.58	(0.13	)(3)	0.74	0.61	—	(2.17)	(2.17)
Year ended 12-31-2013	18.10	(0.11	)(3)	9.89	9.78	—	(1.30)	(1.30)
Year ended 12-31-2012	15.25	(0.12	)(3)	4.22	4.10	—	(1.25)	(1.25)
Year ended 12-31-2011	16.73	(0.13	)(3)	(0.75)	(0.88)	—	(0.60)	(0.60)
Year ended 12-31-2010	15.30	(0.08)		1.96	1.88	—	(0.45)	(0.45)
Small Cap Growth
Six-month period ended 6-30-2015 (unaudited)	12.15	(0.05	)(3)	1.87	1.82	—	(1.97)	(1.97)
Year ended 12-31-2014	13.76	(0.10	)(3)	0.11	0.01	—	(1.62)	(1.62)
Year ended 12-31-2013	9.60	(0.10	)(3)	4.26	4.16	—	—	—
Year ended 12-31-2012	9.34	(0.08	)(3)	0.57	0.49	—	(0.23)	(0.23)
Year ended 12-31-2011	10.53	(0.10	)(3)	(1.00)	(1.10)	—	(0.09)	(0.09)
Year ended 12-31-2010	8.17	(0.07)		2.43	2.36	—	—	—
Small Cap Value
Six-month period ended 6-30-2015 (unaudited)	17.98	0.05	(3)	0.07	0.12	(0.02)	(1.40)	(1.42)
Year ended 12-31-2014	19.90	(0.01	)(3)	1.19	1.18	(0.02)	(3.08)	(3.10)
Year ended 12-31-2013	16.04	(0.01	)(3)	5.20	5.19	(0.16)	(1.17)	(1.33)
Year ended 12-31-2012	14.57	0.12	(3)	2.44	2.56	(0.07)	(1.02)	(1.09)
Year ended 12-31-2011	16.78	0.08	(3)	(2.21)	(2.13)	(0.08)	—	(0.08)
Year ended 12-31-2010	13.29	0.07		3.43	3.50	(0.01)	—	(0.01)
Value
Six-month period ended 6-30-2015 (unaudited)	7.39	0.03	(3)	(0.04)	(0.01)	(0.06)	(0.94)	(1.00)
Year ended 12-31-2014	7.82	0.05	(3)	0.71	0.76	(0.09)	(1.10)	(1.19)
Year ended 12-31-2013	5.97	0.05	(3)	2.03	2.08	(0.05)	(0.18)	(0.23)
Year ended 12-31-2012	5.57	0.07	(3)	0.91	0.98	(0.08)	(0.50)	(0.58)
Year ended 12-31-2011	6.05	0.06	(3)	(0.50)	(0.44)	(0.04)	—	(0.04)
Year ended 12-31-2010	5.14	0.03		0.93	0.96	(0.05)	—	(0.05)

*	Not shown due to rounding.

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

128	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Mid Cap Growth
Six-month period ended 6-30-2015 (unaudited)	$10.33	3.30%	$597	1.10	%(4)	-0.41	%(4)	1.15	%(4)	-0.46	%(4)	21%
Year ended 12-31-2014	10.84	7.87	557	1.10		-0.34		1.15		-0.39		43
Year ended 12-31-2013	10.72	29.94	426	1.10		-0.36		1.16		-0.42		35
Year ended 12-31-2012	8.54	13.56	264	1.12		-0.27		1.17		-0.32		35
Year ended 12-31-2011	8.37	-0.56	173	1.16		-0.32		1.18		-0.34		49
Year ended 12-31-2010	8.69	31.56	142	1.17		0.01		1.19		-0.01		44
Money Market
Six-month period ended 6-30-2015 (unaudited)	1.00	0.02	545	0.18	(4)	0.02	(4)	0.45	(4)	-0.25	(4)	—
Year ended 12-31-2014	1.00	0.02	512	0.15		0.02		0.45		-0.28		—
Year ended 12-31-2013	1.00	0.02	605	0.19		0.02		0.45		-0.24		—
Year ended 12-31-2012	1.00	0.02	245	0.30		0.02		0.47		-0.15		—
Year ended 12-31-2011	1.00	0.02	223	0.28		0.02		0.47		-0.17		—
Year ended 12-31-2010	1.00	0.08	178	0.42		0.06		0.49		-0.01		—
Real Estate Securities
Six-month period ended 6-30-2015 (unaudited)	8.08	-5.65	46	1.22	(4)	1.68	(4)	1.31	(4)	1.59	(4)	32
Year ended 12-31-2014	9.59	30.17	52	1.21		1.16		1.30		1.07		81
Year ended 12-31-2013	7.90	1.13	40	1.24		1.01		1.33		0.92		43
Year ended 12-31-2012	7.89	17.72	40	1.33		1.03		1.34		1.02		47
Year ended 12-31-2011	6.75	5.01	39	1.33		0.87		—		—		54
Year ended 12-31-2010	6.48	28.51	40	1.36		0.75		—		—		67
Science and Technology
Six-month period ended 6-30-2015 (unaudited)	24.74	4.68	619	1.14	(4)	-0.51	(4)	1.16	(4)	-0.53	(4)	18
Year ended 12-31-2014	25.02	2.91	586	1.13		-0.51		1.15		-0.53		29
Year ended 12-31-2013	26.58	56.39	570	1.14		-0.49		1.16		-0.51		51
Year ended 12-31-2012	18.10	27.83	334	1.15		-0.67		1.17		-0.69		44
Year ended 12-31-2011	15.25	-5.77	279	1.16		-0.77		1.18		-0.79		50
Year ended 12-31-2010	16.73	12.75	326	1.16		-0.48		1.18		-0.50		27
Small Cap Growth
Six-month period ended 6-30-2015 (unaudited)	12.00	15.26	476	1.13	(4)	-0.77	(4)	1.15	(4)	-0.79	(4)	40
Year ended 12-31-2014	12.15	1.59	426	1.14		-0.80		1.16		-0.82		85
Year ended 12-31-2013	13.76	43.36	560	1.14		-0.84		1.16		-0.86		74
Year ended 12-31-2012	9.60	5.17	448	1.14		-0.80		1.16		-0.82		85
Year ended 12-31-2011	9.34	-10.60	350	1.14		-0.95		1.16		-0.97		80
Year ended 12-31-2010	10.53	28.85	419	1.14		-0.83		1.16		-0.85		60
Small Cap Value
Six-month period ended 6-30-2015 (unaudited)	16.68	0.61	348	1.16	(4)	0.61	(4)	—		—		72
Year ended 12-31-2014	17.98	7.05	354	1.15		-0.10		—		—		81
Year ended 12-31-2013	19.90	33.53	289	1.16		-0.09		—		—		54
Year ended 12-31-2012	16.04	18.63	246	1.17		0.78		—		—		64
Year ended 12-31-2011	14.57	-12.79	228	1.17		0.50		—		—		59
Year ended 12-31-2010	16.78	26.41	244	1.17		0.54		—		—		78
Value
Six-month period ended 6-30-2015 (unaudited)	6.38	-0.34	405	1.00	(4)	0.84	(4)	1.01	(4)	0.83	(4)	48
Year ended 12-31-2014	7.39	10.94	416	1.00		0.72		1.01		0.71		76
Year ended 12-31-2013	7.82	35.34	372	1.00		0.76		1.01		0.75		63
Year ended 12-31-2012	5.97	18.88	308	1.00		1.20		1.02		1.18		67
Year ended 12-31-2011	5.57	-7.32	287	1.00		1.04		1.01		1.03		60
Year ended 12-31-2010	6.05	18.71	316	1.01		0.52		1.02		0.51		51

See Accompanying Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS

Ivy Funds VIP	JUNE 30, 2015 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds Variable Insurance Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is divided into 29 series (each a “Portfolio”). The assets belonging to each Portfolio, except Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative (collectively, the “Pathfinder Portfolios”) and Pathfinder Moderate – Managed Volatility, Pathfinder Moderately Aggressive – Managed Volatility and Pathfinder Moderately Conservative – Managed Volatility (collectively, the “Managed Volatility Portfolios”), are held separately by the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Portfolio’s investment adviser is Waddell & Reed Investment Management Company (“WRIMCO”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Portfolio will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’

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exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Portfolios’ Statement of Assets and Liabilities, less any collateral held by the Portfolios.

Certain Portfolios may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolios may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Portfolios may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Portfolios may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rate (“LIBOR”) rates or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Portfolio purchases a participation of a loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.

Payment In-Kind Securities. Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Portfolios may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Portfolio on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Portfolio’s net asset value (“NAV”) to the extent the Portfolio executes such transactions while remaining substantially fully invested. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or

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dispose of the security at a price and yield WRIMCO, or the Portfolio’s investment subadviser, as applicable, consider advantageous. The Portfolio maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

New Rule Issuance. In July 2014, the SEC issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Portfolios’ financial statements and related disclosures.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Portfolio calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and other assets are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Money Market Portfolio and short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Effective July 1, 2015, short-term securities with maturities of 60 days or less held in all Portfolios (with the exception of Money Market Portfolio) are valued based on quotes that are obtained from an independent pricing service authorized by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or assets are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect

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the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Portfolio uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Portfolio may differ from the value that will ultimately be realized at the time the securities were sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE provided by an independent pricing service. Swaps are valued by an independent pricing service unless the price is unavailable, in

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which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over the counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during

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the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolios’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of June 30, 2015, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

The Portfolios may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Each Portfolio, other than Money Market and the Pathfinder Portfolios, may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Portfolio related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Portfolio’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Futures Contracts. Each Portfolio, other than Money Market and the Pathfinder Portfolios, may engage in buying and selling futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Portfolio is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities.

Option Contracts. Options purchased by a Portfolio are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Portfolio has realized a gain or loss. For each Portfolio, when a written put is exercised, the cost basis of the instruments purchased by a Portfolio is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Portfolio’s exposure to the underlying instrument. With written options, there may be times when a Portfolio will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Portfolio enters into OTC option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

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Swap Agreements. Each Portfolio, other than Money Market and the Pathfinder Portfolios, may invest in swap agreements. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Payments received or made by the Portfolio are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

The creditworthiness of the counterparty with which a Portfolio enters into a swap agreement is monitored by WRIMCO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Portfolio may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Portfolio may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Portfolio and each of its counterparties. The CSA allows the Portfolio and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Portfolio’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. FASB Accounting Standards Update 2011-11, Disclosures about Offsetting Assets and Liabilities, requires an entity that has financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following tables present financial instruments subject to master netting agreements as of June 30, 2015:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Asset Strategy
Investments in unaffiliated securities at value*	$539	$—	$539	$(539)	$—	$—	$—
Unrealized appreciation on forward foreign currency contracts	517	—	517	(517)	—	—	—
Total	$1,056	$—	$1,056	$(1,056)	$—	$—	$—
Global Natural Resources
Unrealized appreciation on forward foreign currency contracts(1)	$51	$—	$51	$(51)	$—	$—	$—
High Income
Unrealized appreciation on forward foreign currency contracts(1)	$494	$—	$494	$(76)	$—	$—	$418
Mid Cap Growth
Investments in unaffiliated securities at value*	$1,556	$—	$1,556	$(291)	$(295)	$(684)	$286
Science and Technology
Investments in unaffiliated securities at value*	$85	$—	$85	$(85)	$—	$—	$—

* Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

(1)	Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

136	SEMIANNUAL REPORT	2015

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Asset Strategy
Unrealized depreciation on forward foreign currency contracts(1)	$713	$—	$713	$—	$(629)	$—	$84
Written options at value	6,716	—	6,716	(1,056)	(4,624)	—	1,036
Total	$7,429	$—	$7,429	$(1,056)	$(5,253)	$—	$1,120
Global Bond
Unrealized depreciation on forward foreign currency contracts(1)	$7	$—	$7	$—	$—	$—	$7
Global Natural Resources
Unrealized depreciation on forward foreign currency contracts(1)	$267	$—	$267	$(51)	$(173)	$—	$43
High Income
Unrealized depreciation on forward foreign currency contracts(1)	$88	$—	$88	$(76)	$—	$—	$12
International Core Equity
Unrealized depreciation on forward foreign currency contracts	$132	$—	$132	$—	$—	$—	$132
Mid Cap Growth
Written options at value	$784	$—	$784	$(291)	$(490)	$—	$3
Science and Technology
Written options at value	$347	$—	$347	$(85)	$—	$—	$262

(1)	Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2015:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Pathfinder Moderate – Managed Volatility	Equity	Unrealized appreciation on futures contracts**	$42		$—
Pathfinder Moderately Aggressive – Managed Volatility	Equity	Unrealized appreciation on futures contracts**	15		—
Pathfinder Moderately Conservative – Managed Volatility	Equity	Unrealized appreciation on futures contracts**	14		—
Asset Strategy	Equity	Investments in unaffiliated securities at value*	599	Written options at value	6,789
	Equity		—	Unrealized depreciation on futures contracts**	714
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	517	Unrealized depreciation on forward foreign currency contracts	686
Global Bond	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	6
Global Natural Resources	Foreign currency	Unrealized appreciation on forward foreign currency contracts	51	Unrealized depreciation on forward foreign currency contracts	255
High Income	Foreign currency	Unrealized appreciation on forward foreign currency contracts	67	Unrealized depreciation on forward foreign currency contracts	58
International Core Equity	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	132
Mid Cap Growth	Equity	Investments in unaffiliated securities at value*	2,056	Written options at value	918
Science and Technology	Equity	Investments in unaffiliated securities at value*	85	Written options at value	347
Value	Equity		—	Written options at value	441

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

** The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of June 30, 2015.

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Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended June 30, 2015:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate – Managed Volatility	Equity	$—	$—	$(129)	$—	$—	$(129)
Pathfinder Moderately Aggressive – Managed Volatility	Equity	—	—	(47)	—	—	(47)
Pathfinder Moderately Conservative – Managed Volatility	Equity	—	—	(43)	—	—	(43)
Asset Strategy	Equity	(1,796)	—	(514)	2,778	—	468
	Foreign currency	—	—	—	—	3,766	3,766
Dividend Opportunities	Equity	—	—	—	132	—	132
Global Bond	Interest rate	—	—	(35)	—	—	(35)
	Foreign currency	—	—	—	—	11	11
Global Growth	Foreign currency	—	—	—	—	1,692	1,692
Global Natural Resources	Foreign currency	—	—	—	—	511	511
High Income	Foreign currency	—	—	—	—	385	385
International Core Equity	Foreign currency	—	—	—	—	(1,425)	(1,425)
Mid Cap Growth	Equity	—	—	—	397	—	397
Science and Technology	Equity	(733)	—	—	257	—	(476)
Value	Equity	—	—	—	542	—	542

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended June 30, 2015:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate – Managed Volatility	Equity	$—	$—	$55	$—	$—	$55
Pathfinder Moderately Aggressive – Managed Volatility	Equity	—	—	21	—	—	21
Pathfinder Moderately Conservative – Managed Volatility	Equity	—	—	15	—	—	15
Asset Strategy	Equity	(1,909)	—	(714)	(4,304)	—	(6,927)
	Foreign currency	—	—	—	—	(274)	(274)
Global Bond	Foreign currency	—	—	—	—	(9)	(9)
Global Growth	Foreign currency	—	—	—	—	(1,473)	(1,473)
Global Natural Resources	Foreign currency	—	—	—	—	(342)	(342)
High Income	Foreign currency	—	—	—	—	(79)	(79)
International Core Equity	Foreign currency	—	—	—	—	63	63
Mid Cap Growth	Equity	864	—	—	(500)	—	364
Science and Technology	Equity	(435)	—	—	425	—	(10)
Value	Equity	—	—	—	(108)	—	(108)

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

138	SEMIANNUAL REPORT	2015

During the period ended June 30, 2015, the average derivative volume was as follows:

Portfolio	Forward foreign currency contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Pathfinder Moderate – Managed Volatility	$—	$—	$5,375	$—	$—	$—
Pathfinder Moderately Aggressive – Managed Volatility	—	—	1,219	—	—	—
Pathfinder Moderately Conservative – Managed Volatility	—	—	1,249	—	—	—
Asset Strategy	181	36,343	—	—	1,553	2,265
Dividend Opportunities	—	—	—	—	—	9
Global Bond	1	370	—	—	—	—
Global Growth	7	—	—	—	—	—
Global Natural Resources	15	—	—	—	—	—
High Income	43	—	—	—	—	—
International Core Equity	421	—	—	—	—	—
Mid Cap Growth	—	—	—	—	294	317
Science and Technology	—	—	—	—	198	357
Value	—	—	—	—	—	386

(1)	Average value outstanding during the period.
(2)	Average notional amount outstanding during the period.

The derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations and Notes to Schedule of Investments, serve as indicators of the volume of derivative activity for the Portfolios.

Objectives and Strategies

Pathfinder Moderate – Managed Volatility. The Portfolio’s objective in using derivatives during the period was to manage the volatility of the Portfolio’s equity returns in an attempt to stabilize the equity returns of the Portfolio. To achieve this objective, the Portfolio utilized short exchange traded futures contracts on certain equity indices.

Pathfinder Moderately Aggressive – Managed Volatility. The Portfolio’s objective in using derivatives during the period was to manage the volatility of the Portfolio’s equity returns in an attempt to stabilize the equity returns of the Portfolio. To achieve this objective, the Portfolio utilized short exchange traded futures contracts on certain equity indices.

Pathfinder Moderately Conservative – Managed Volatility. The Portfolio’s objective in using derivatives during the period was to manage the volatility of the Portfolio’s equity returns in an attempt to stabilize the equity returns of the Portfolio. To achieve this objective, the Portfolio utilized short exchange traded futures contracts on certain equity indices.

Asset Strategy. The Portfolio’s objectives in using derivatives during the period included hedging market risk on equity securities, increasing exposure to various equity markets, managing exposure to various foreign currencies, and hedging certain event risks on positions held by the Portfolio. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Portfolio utilized futures and option contracts, both written and purchased, on foreign and domestic equity indices. To manage foreign currency exposure, the Portfolio utilized forward contracts to either increase or decrease exposure to a given currency. To manage event risks, the Portfolio utilized long futures on foreign equity indices and option contracts, both written and purchased, on individual equity securities.

Dividend Opportunities. The Portfolio’s objectives in using derivatives during the period included generating additional income from written option premiums and gaining exposure to, or facilitate trading in, certain securities. To achieve these objectives, the Portfolio utilized written options on individual equity securities.

Global Bond. The Portfolio’s objectives in using derivatives during the period were managing the exposure to various foreign currencies and mitigating the impact or rising interest rates. To manage the exposure to various currencies, the Portfolio utilized forward contracts to either hedge a position held by the Portfolio, to gain exposure to a currency where a foreign bond is not available, or to take a fundamental position long or short in a particular currency. To mitigate the impact of rising interest rates, the Portfolio utilized Treasury futures contracts.

Global Growth. The Portfolio’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Portfolio utilized forward contracts to either increase or decrease exposure to a given currency.

Global Natural Resources. The Portfolio’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Portfolio utilized forward contracts to either increase or decrease exposure to a given currency.

High Income. The Portfolio’s objective in using derivatives during the period was to hedge the exposure to foreign currencies from securities held in the portfolio. To achieve this objective, the Portfolio utilized forward contracts.

International Core Equity. The Portfolio’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Portfolio utilized forward contracts to either increase or decrease exposure to a given currency.

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Mid Cap Growth. The Portfolio’s objectives in using derivatives during the period included gaining exposure to certain sectors, enhance income, hedging certain event risks on positions held by the Portfolio and hedging market risk on equity securities. To achieve these objectives, the Portfolio utilized options, both written and purchased, on either an index or on individual or baskets of equity securities.

Science and Technology. The Portfolio’s objective in using derivatives during the period was to enhance income, and hedge market risk and individual security exposure in its portfolio. To achieve this objective, the Portfolio utilized options, both written and purchased, on individual equity securities.

Value. The Portfolio’s objectives in using derivatives during the period included generating additional income from written option premiums and gaining exposure to, or facilitate trading in, certain securities. To achieve these objectives, the Portfolio utilized written options on individual equity securities.

5.	WRITTEN OPTION ACTIVITY ($ amounts in thousands)

Transactions in written options were as follows:

Portfolio	Outstanding at 12-31-14	Options written	Options closed	Options exercised	Options expired	Outstanding at 6-30-15
Asset Strategy
Number of Contracts	3,033	54,777	(7,852)	(2,691)	(16,113)	31,154
Premium Received	$1,392	$5,616	$(887)	$(335)	$(2,391)	$3,395

Dividend Opportunities
Number of Contracts	N/A	957	—	—	(957)	N/A
Premium Received	N/A	$132	$—	$—	$(132)	N/A

Mid Cap Growth
Number of Contracts	1,034	6,292	(885)	(725)	(2,525)	3,191
Premium Received	$176	$1,575	$(768)	$(70)	$(436)	$477

Science and Technology
Number of Contracts	5,021	4,707	(6,429)	(166)	—	3,133
Premium Received	$246	$1,031	$(509)	$(49)	$—	$719

Value
Number of Contracts	1,642	18,173	(3,631)	(1,073)	(12,250)	2,861
Premium Received	$269	$1,345	$(251)	$(301)	$(650)	$412

6.	BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Ivy Funds VIP Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). VIP ASF III (SBP), LLC and VIP ASF, LLC (each a “Company”, collectively “the Companies”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Portfolio. Each Subsidiary and Company acts as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and SAI.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Portfolio, its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and each Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2015 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$1,512,269	$46,582	3.08%
VIP ASF III (SBP), LLC	4-9-13	4-23-13	1,512,269	32,973	2.18
VIP ASF, LLC	12-10-12	12-18-12	1,512,269	17,243	1.14

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7.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as each Portfolio’s investment adviser. The management fee is accrued daily by each Portfolio, except the Pathfinder Portfolios, at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Asset Strategy	0.700%	0.700%	0.650%	0.650%	0.600%	0.550%
Balanced	0.700	0.700	0.650	0.650	0.600	0.550
Bond	0.525	0.500	0.450	0.400	0.400	0.400
Core Equity	0.700	0.700	0.650	0.650	0.600	0.550
Dividend Opportunities	0.700	0.700	0.650	0.650	0.600	0.550
Energy	0.850	0.850	0.830	0.830	0.800	0.760
Global Bond	0.625	0.600	0.550	0.500	0.500	0.500
Global Growth	0.850	0.850	0.830	0.830	0.800	0.760
Global Natural Resources	1.000	0.850	0.830	0.830	0.800	0.760
Growth	0.700	0.700	0.650	0.650	0.600	0.550
High Income	0.625	0.600	0.550	0.500	0.500	0.500
International Core Equity	0.850	0.850	0.830	0.830	0.800	0.760
Limited-Term Bond	0.500	0.450	0.400	0.350	0.350	0.350
Micro Cap Growth	0.950	0.950	0.930	0.930	0.900	0.860
Mid Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760
Money Market	0.400	0.400	0.400	0.400	0.400	0.400
Real Estate Securities	0.900	0.900	0.870	0.870	0.840	0.800
Science and Technology	0.850	0.850	0.830	0.830	0.800	0.760
Small Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760
Small Cap Value	0.850	0.850	0.830	0.830	0.800	0.760
Value	0.700	0.700	0.650	0.650	0.600	0.550

Each Managed Volatility Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	Over $1,000M
Pathfinder Moderate – Managed Volatility	0.200%	0.170%	0.150%
Pathfinder Moderately Aggressive – Managed Volatility	0.200	0.170	0.150
Pathfinder Moderately Conservative – Managed Volatility	0.200	0.170	0.150

WRIMCO uses all of the management fee it receives from the Managed Volatility Portfolios to pay Advantus Capital Management Inc. (“Advantus Capital”). Accordingly, Advantus Capital receives a fee based on the total assets of the Managed Volatility Portfolios.

Effective October 1, 2006, under terms of a settlement agreement, the fee is payable at the following annual rates for those Portfolios included in the settlement agreement until September 30, 2016:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Asset Strategy	0.690%	0.690%	0.650%	0.650%	0.600%	0.550%
Bond(1)	0.485	0.500	0.450	0.400	0.400	0.400
Core Equity	0.650	0.650	0.650	0.650	0.600	0.550
Global Growth	0.820	0.820	0.830	0.830	0.800	0.760
Growth	0.670	0.670	0.650	0.650	0.600	0.550
High Income	0.575	0.600	0.550	0.500	0.500	0.500
Mid Cap Growth	0.830	0.830	0.830	0.830	0.800	0.760
Science and Technology	0.830	0.830	0.830	0.830	0.800	0.760
Small Cap Growth	0.830	0.830	0.830	0.830	0.800	0.760
Value	0.690	0.690	0.650	0.650	0.600	0.550

(1)	Effective August 6, 2007, after completion of the merger between a former Limited-Term Bond Portfolio and Bond Portfolio, the fee is contractually payable by Bond Portfolio as follows:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Bond	0.475%	0.475%	0.450%	0.400%	0.400%	0.400%

The Pathfinder Portfolios pay no management fees; however, WRIMCO receives management fees from the underlying funds.

WRIMCO has agreed to waive a Portfolio’s investment management fee on any Portfolio, except the Pathfinder Portfolios and Managed Volatility Portfolios, that is not subadvised on any day that the Portfolio’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

2015	SEMIANNUAL REPORT	141

WRIMCO has entered into Subadvisory Agreements with the following entities on behalf of certain Portfolios:

Wall Street Associates serves as subadvisor to Micro Cap Growth. Advantus Capital serves as subadvisor to Real Estate Securities and the Managed Volatility Portfolios. Each subadvisor makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of WRIMCO and the Board of Trustees. WRIMCO pays all applicable costs of the subadvisors.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services, each Portfolio (excluding Pathfinder Portfolios and Managed Volatility Portfolios) pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

Under the Accounting Services Agreement, each Pathfinder Portfolio and Managed Volatility Portfolio pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$5.75	$11.55	$17.75	$24.20	$31.60	$41.25	$48.15	$60.80	$74.25

Each Portfolio also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

Service Plan. Under a Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act, each Portfolio, except Money Market, the Pathfinder Portfolios and the Managed Volatility Portfolios, may pay a service fee to W&R in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

Expense Reimbursements and/or Waivers. During the period ended June 30, 2015, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Asset Strategy	$50
Core Equity	124
Global Growth	72
Growth	133
High Income	124
Mid Cap Growth	58
Science and Technology	60
Small Cap Growth	45
Value	20

Effective January 28, 2010, WRIMCO has voluntarily agreed to reimburse sufficient expenses of Money Market to maintain a minimum annualized yield of 0.02%. For the period ended June 30, 2015, expenses in the amount of $696 were reimbursed. This reimbursement serves to reduce shareholder servicing.

For the period from August 23, 2010 through August 31, 2011, W&R and/or WRSCO have contractually agreed to reimburse sufficient expenses of Limited-Term Bond to cap the expenses for the Portfolio at 0.76%. For the period from September 1, 2011 through January 31, 2012, W&R and/or WRSCO have voluntarily agreed to reimburse sufficient expenses of Limited-Term Bond to cap the expenses for the Portfolio at 0.76%. This reimbursement serves to reduce 12b-1 fees and/or accounting services fees.

Effective May 1, 2012, W&R and/or WRSCO have voluntarily agreed to reimburse sufficient expenses of Mid Cap Growth to cap the expenses for the Portfolio at 1.10%. For the period ended June 30, 2015, expenses in the amount of $90 were reimbursed. This reimbursement serves to reduce 12b-1 fees and/or accounting services fees.

Effective December 3, 2012, WRIMCO has contractually agreed to reduce the management fee computed and paid by Real Estate Securities Portfolio each day on NAV by 0.09% on an annualized basis. For the period ended June 30, 2015, expenses in the amount of $24 were reimbursed.

During the period ended June 30, 2015, the following amounts were waived as a result of the reduced management fees related to the voluntary waiver of management fee to any Portfolio, excluding Pathfinder Portfolios and Managed Volatility Portfolios, having less than $25 million in net assets:

Global Bond	$60

142	SEMIANNUAL REPORT	2015

Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2015 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

8. INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Trust and the Advisors Fund Complex (Waddell & Reed Advisors Funds, Ivy Funds and InvestEd Portfolios; referred to with the Funds for purposes of this section as Funds) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2015.

9. AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2015 follows:

Portfolio	12-31-14 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	6-30-15 Share Balance	6-30-15 Value
Asset Strategy
Media Group Holdings LLC, Series H(2)	32	$—	$—	$—	$—	32	$14,638
Media Group Holdings LLC, Series I(2)	19	—	—	—	—	19	7,482
Media Group Holdings LLC, Series T(2)	4	601	—	—	—	4	10,843

				$—	$—		$32,963

Portfolio	12-31-14 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-15 Share Balance	6-30-15 Value
Pathfinder Aggressive
Ivy Funds VIP Global Growth	1,429	$3,194	$759	$805	$62	1,681	$14,807
Ivy Funds VIP Growth	1,398	2,662	727	2,079	126	1,561	17,520
Ivy Funds VIP International Core Equity	460	3,152	354	782	428	619	10,409
Ivy Funds VIP Limited-Term Bond	2,478	1,394	3,742	27	169	1,993	9,693
Ivy Funds VIP Mid Cap Growth	799	972	401	774	70	840	8,677
Ivy Funds VIP Small Cap Growth	694	1,598	525	1,466	—	776	9,306
Ivy Funds VIP Small Cap Value	483	962	281	692	71	519	8,661
Ivy Funds VIP Value	1,133	1,983	258	937	315	1,381	8,814

				$7,562	$1,241		$87,887

Portfolio	12-31-14 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-15 Share Balance	6-30-15 Value
Pathfinder Conservative
Ivy Funds VIP Dividend Opportunities	1,801	$2,177	$898	$1,764	$410	1,931	$15,243
Ivy Funds VIP Global Growth	N/A	2,895	79	130	11	300	2,645
Ivy Funds VIP Growth	1,339	2,173	1,498	2,015	113	1,389	15,591
Ivy Funds VIP International Core Equity	339	932	666	682	295	347	5,842
Ivy Funds VIP Limited-Term Bond	4,871	1,794	3,888	55	322	4,438	21,582
Ivy Funds VIP Mid Cap Growth	353	353	376	343	29	345	3,564
Ivy Funds VIP Money Market	41,837	2,485	2,350	—	4	41,973	41,973
Ivy Funds VIP Small Cap Growth	511	1,020	662	1,100	—	531	6,373
Ivy Funds VIP Small Cap Value	142	233	236	185	19	142	2,371
Ivy Funds VIP Value	668	845	206	551	173	757	4,828

				$6,825	$1,376		$120,012

2015	SEMIANNUAL REPORT	143

Portfolio	12-31-14 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-15 Share Balance	6-30-15 Value
Pathfinder Moderate
Ivy Funds VIP Dividend Opportunities	15,656	$17,945	$2,699	$14,629	$3,676	17,369	$137,112
Ivy Funds VIP Global Growth	10,571	27,862	6,669	6,472	473	12,745	112,238
Ivy Funds VIP Growth	10,865	16,728	6,864	16,318	943	11,664	130,898
Ivy Funds VIP International Core Equity	2,555	24,657	2,379	4,499	2,291	3,814	64,142
Ivy Funds VIP Limited-Term Bond	27,528	8,938	40,380	295	1,806	21,058	102,400
Ivy Funds VIP Mid Cap Growth	3,547	3,237	2,135	3,514	299	3,587	37,049
Ivy Funds VIP Money Market	180,149	12,144	5,323	—	18	186,970	186,970
Ivy Funds VIP Small Cap Growth	5,395	10,357	4,754	11,285	—	5,797	69,548
Ivy Funds VIP Small Cap Value	2,683	3,992	2,092	3,855	380	2,770	46,212
Ivy Funds VIP Value	6,289	8,507	1,042	5,045	1,684	7,373	47,048

				$65,912	$11,570		$933,617

Portfolio	12-31-14 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-15 Share Balance	6-30-15 Value
Pathfinder Moderately Aggressive
Ivy Funds VIP Dividend Opportunities	18,472	$21,957	$2,380	$17,009	$4,375	20,715	$163,521
Ivy Funds VIP Global Growth	12,472	32,626	6,327	7,456	563	15,200	133,856
Ivy Funds VIP Growth	12,818	19,130	6,129	18,912	1,123	13,910	156,110
Ivy Funds VIP International Core Equity	6,029	35,974	3,769	10,795	5,454	7,824	131,593
Ivy Funds VIP Limited-Term Bond	32,471	11,360	46,632	335	2,149	25,210	122,592
Ivy Funds VIP Mid Cap Growth	5,231	4,543	2,491	5,010	444	5,347	55,232
Ivy Funds VIP Money Market	106,252	7,678	2,439	—	11	111,491	111,491
Ivy Funds VIP Small Cap Growth	7,274	13,652	5,321	15,028	—	7,901	94,790
Ivy Funds VIP Small Cap Value	5,064	7,167	2,814	7,084	723	5,286	88,182
Ivy Funds VIP Value	7,420	10,355	967	5,914	2,005	8,793	56,108

				$87,543	$16,847		$1,113,475

Portfolio	12-31-14 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-15 Share Balance	6-30-15 Value
Pathfinder Moderately Conservative
Ivy Funds VIP Dividend Opportunities	4,280	$4,721	$1,296	$4,122	$985	4,643	$36,651
Ivy Funds VIP Global Growth	1,667	7,756	1,448	1,154	87	2,326	20,487
Ivy Funds VIP Growth	3,426	5,074	2,891	5,125	291	3,597	40,373
Ivy Funds VIP International Core Equity	806	7,511	970	1,444	708	1,173	19,736
Ivy Funds VIP Limited-Term Bond	11,568	3,165	13,253	105	777	9,492	46,156
Ivy Funds VIP Mid Cap Growth	1,119	974	881	1,117	92	1,106	11,427
Ivy Funds VIP Money Market	70,976	3,978	2,874	—	7	72,081	72,081
Ivy Funds VIP Small Cap Growth	1,458	2,704	1,546	3,076	—	1,533	18,391
Ivy Funds VIP Small Cap Value	508	721	536	752	70	513	8,551
Ivy Funds VIP Value	1,983	2,475	456	1,589	521	2,274	14,512

				$18,484	$3,538		$288,365

Portfolio	12-31-14 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-15 Share Balance	6-30-15 Value
Pathfinder Moderate – Managed Volatility
Ivy Funds VIP Dividend Opportunities	3,314	$18,144	$95	$3,783	$1,052	5,395	$42,584
Ivy Funds VIP Global Growth	2,237	17,008	943	1,691	135	3,960	34,871
Ivy Funds VIP Growth	2,302	16,800	877	4,373	270	3,621	40,639
Ivy Funds VIP International Core Equity	542	11,820	326	1,204	655	1,184	19,916
Ivy Funds VIP Limited-Term Bond	5,880	13,613	10,279	41	517	6,537	31,786
Ivy Funds VIP Mid Cap Growth	749	4,360	353	809	85	1,114	11,503
Ivy Funds VIP Money Market	38,465	19,777	127	—	5	58,115	58,115
Ivy Funds VIP Small Cap Growth	1,144	8,968	872	2,993	—	1,790	21,470
Ivy Funds VIP Small Cap Value	567	5,436	248	966	109	862	14,379
Ivy Funds VIP Value	1,336	6,609	32	1,360	482	2,285	14,578

				$17,220	$3,310		$289,841

144	SEMIANNUAL REPORT	2015

Portfolio	12-31-14 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received		6-30-15 Share Balance	6-30-15 Value
Pathfinder Moderately Aggressive – Managed Volatility
Ivy Funds VIP Dividend Opportunities	698	$2,755	$17	$733	$204		1,015	$8,013
Ivy Funds VIP Global Growth	471	2,718	163	323	26		745	6,564
Ivy Funds VIP Growth	485	2,501	140	844	52		682	7,652
Ivy Funds VIP International Core Equity	228	2,886	98	462	254		383	6,447
Ivy Funds VIP Limited-Term Bond	1,234	2,003	1,982	7	100		1,235	6,005
Ivy Funds VIP Mid Cap Growth	197	787	79	194	21		262	2,706
Ivy Funds VIP Money Market	4,038	1,439	12	—	—	*	5,465	5,465
Ivy Funds VIP Small Cap Growth	275	1,555	182	657	—		386	4,629
Ivy Funds VIP Small Cap Value	191	1,254	59	297	34		260	4,329
Ivy Funds VIP Value	281	1,035	6	264	94		430	2,746

				$3,781	$785			$54,556

Portfolio	12-31-14 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-15 Share Balance	6-30-15 Value
Pathfinder Moderately Conservative – Managed Volatility
Ivy Funds VIP Dividend Opportunities	443	$1,786	$153	$458	$123	632	$4,985
Ivy Funds VIP Global Growth	173	1,487	137	136	11	317	2,787
Ivy Funds VIP Growth	354	1,922	292	612	37	489	5,490
Ivy Funds VIP International Core Equity	83	1,466	106	166	89	160	2,684
Ivy Funds VIP Limited-Term Bond	1,201	2,039	1,581	10	97	1,291	6,277
Ivy Funds VIP Mid Cap Growth	116	489	103	114	12	150	1,554
Ivy Funds VIP Money Market	7,368	2,711	262	—	1	9,816	9,816
Ivy Funds VIP Small Cap Growth	151	889	181	351	—	207	2,487
Ivy Funds VIP Small Cap Value	52	366	59	81	9	70	1,166
Ivy Funds VIP Value	205	762	50	187	65	309	1,970

				$2,115	$444		$39,216

*	Not shown due to rounding.
(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.
(2)	No dividends were paid during the preceding 12 months.

2015	SEMIANNUAL REPORT	145

10.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2015, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Pathfinder Aggressive	$—	$15,917	$—	$7,715
Pathfinder Conservative	—	14,907	—	11,974
Pathfinder Moderate	—	134,367	—	82,154
Pathfinder Moderately Aggressive	—	164,442	—	88,023
Pathfinder Moderately Conservative	—	39,079	—	28,759
Pathfinder Moderate – Managed Volatility	—	122,535	—	14,754
Pathfinder Moderately Aggressive – Managed Volatility	—	18,933	—	2,846
Pathfinder Moderately Conservative – Managed Volatility	—	13,917	—	3,048
Asset Strategy	—	444,192	—	448,224
Balanced	—	93,295	9,405	86,173
Bond	31,334	73,278	31,713	82,291
Core Equity	—	138,847	—	156,419
Dividend Opportunities	—	102,699	—	113,956
Energy	—	33,625	—	18,808
Global Bond	—	2,321	251	1,578
Global Growth	—	206,640	—	128,421
Global Natural Resources	—	27,115	—	25,116
Growth	—	147,656	—	168,928
High Income	—	177,918	—	145,366
International Core Equity	—	403,207	—	358,040
Limited-Term Bond	11,601	61,837	13,888	156,195
Micro Cap Growth	—	12,778	—	19,372
Mid Cap Growth	—	133,646	—	117,121
Money Market	—	—	—	—
Real Estate Securities	—	16,503	—	19,650
Science and Technology	—	103,369	—	113,537
Small Cap Growth	—	172,454	—	187,455
Small Cap Value	—	244,476	—	251,402
Value	—	197,407	—	183,520

11.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Pathfinder Aggressive				Pathfinder Conservative
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	648	$3,770	747	$4,305	537	$3,009	2,064	$11,433
Shares issued in reinvestment of distributions to shareholders	2,058	10,990	1,273	6,985	1,720	9,091	1,597	8,605
Shares redeemed	(646)	(3,698)	(1,649)	(9,432)	(1,267)	(7,012)	(2,599)	(14,524)

Net increase	2,060	$11,062	371	$1,858	990	$5,088	1,062	$5,514

	Pathfinder Moderate				Pathfinder Moderately Aggressive
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,801	$10,457	3,228	$19,159	1,276	$7,805	2,244	$13,878
Shares issued in reinvestment of distributions to shareholders	16,149	89,584	13,275	75,253	20,436	118,126	14,771	87,292
Shares redeemed	(4,601)	(27,100)	(8,549)	(50,390)	(4,540)	(27,972)	(8,905)	(54,748)

Net increase	13,349	$72,941	7,954	$44,022	17,172	$97,959	8,110	$46,422

146	SEMIANNUAL REPORT	2015

	Pathfinder Moderately Conservative				Pathfinder Moderate - Managed Volatility
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	365	$2,127	1,311	$7,695	17,091	$94,391	31,417	$171,351
Shares issued in reinvestment of distributions to shareholders	4,818	26,405	3,895	21,903	—	—	1,132	5,973
Shares redeemed	(2,048)	(11,896)	(4,692)	(27,387)	(413)	(2,272)	(1,212)	(6,655)

Net increase	3,135	$16,636	514	$2,211	16,678	$92,119	31,337	$170,669

	Pathfinder Moderately Aggressive - Managed Volatility				Pathfinder Moderately Conservative - Managed Volatility
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	2,484	$13,501	6,690	$36,541	2,006	$10,810	4,956	$26,598
Shares issued in reinvestment of distributions to shareholders	—	—	447	2,311	19	101	200	1,036
Shares redeemed	(220)	(1,202)	(948)	(5,285)	(374)	(2,010)	(1,106)	(5,998)

Net increase	2,264	$12,299	6,189	$33,567	1,651	$8,901	4,050	$21,636

	Asset Strategy				Balanced
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	6,591	$69,405	21,679	$258,981	1,484	$14,999	2,842	$28,726
Shares issued in reinvestment of distributions to shareholders	27,988	263,938	20,293	224,946	6,352	57,910	3,988	38,426
Shares redeemed	(14,842)	(158,381)	(23,452)	(273,247)	(2,678)	(27,159)	(6,109)	(61,799)

Net increase	19,737	$174,962	18,520	$210,680	5,158	$45,750	721	$5,353

	Bond				Core Equity
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,718	$9,237	3,799	$20,608	668	$9,190	1,770	$25,364
Shares issued in reinvestment of distributions to shareholders	1,671	8,716	4,054	21,376	6,758	82,546	5,503	72,083
Shares redeemed	(3,505)	(18,804)	(7,120)	(38,524)	(2,634)	(36,495)	(4,665)	(66,518)

Net increase (decrease)	(116)	$(851)	733	$3,460	4,792	$55,241	2,608	$30,929

	Dividend Opportunities				Energy
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	2,525	$22,445	5,652	$49,996	3,643	$24,366	6,777	$53,541
Shares issued in reinvestment of distributions to shareholders	7,592	62,165	5,114	43,139	106	726	464	3,701
Shares redeemed	(2,268)	(20,026)	(7,820)	(69,709)	(1,364)	(9,080)	(2,333)	(17,694)

Net increase	7,849	$64,584	2,946	$23,426	2,385	$16,012	4,908	$39,548

2015	SEMIANNUAL REPORT	147

	Global Bond				Global Growth
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	506	$2,549	2,214	$11,534	8,819	$82,499	5,686	$51,687
Shares issued in reinvestment of distributions to shareholders	140	701	80	415	2,920	26,499	5,096	45,337
Shares redeemed	(515)	(2,598)	(1,545)	(8,011)	(3,394)	(31,632)	(4,688)	(43,760)

Net increase	131	$652	749	$3,938	8,345	$77,366	6,094	$53,264

	Global Natural Resources				Growth
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	4,047	$19,450	7,458	$41,162	2,001	$24,604	7,325	$87,478
Shares issued in reinvestment of distributions to shareholders	28	137	—	—	9,363	105,927	13,698	148,590
Shares redeemed	(4,220)	(20,396)	(8,380)	(47,153)	(4,729)	(58,508)	(39,022)	(507,177)

Net increase (decrease)	(145)	$(809)	(922)	$(5,991)	6,635	$72,023	(17,999)	$(271,109)

	High Income				International Core Equity
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	24,637	$95,182	94,562	$380,482	4,242	$75,666	2,368	$44,147
Shares issued in reinvestment of distributions to shareholders	16,178	59,897	11,698	45,940	5,314	93,448	3,766	69,273
Shares redeemed	(23,879)	(91,201)	(66,208)	(262,268)	(1,991)	(37,173)	(3,691)	(70,569)

Net increase	16,936	$63,878	40,052	$164,154	7,565	$131,941	2,443	$42,851

	Limited-Term Bond				Micro Cap Growth
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	9,019	$44,669	16,115	$79,082	103	$2,724	412	$11,765
Shares issued in reinvestment of distributions to shareholders	1,372	6,694	653	3,203	452	10,595	403	9,753
Shares redeemed	(25,606)	(125,909)	(9,292)	(45,630)	(304)	(7,872)	(626)	(17,553)

Net increase (decrease)	(15,215)	$(74,546)	7,476	$36,655	251	$5,447	189	$3,965

	Mid Cap Growth				Money Market
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	4,522	$49,444	14,956	$156,737	69,499	$69,499	274,736	$274,736
Shares issued in reinvestment of distributions to shareholders	4,426	46,460	2,653	26,432	52	52	135	135
Shares redeemed	(2,536)	(27,996)	(5,954)	(62,987)	(36,335)	(36,335)	(368,053)	(368,053)

Net increase (decrease)	6,412	$67,908	11,655	$120,182	33,216	$33,216	(93,182)	$(93,182)

	Real Estate Securities				Science and Technology
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	804	$7,654	1,108	$9,681	2,624	$67,819	4,963	$126,886
Shares issued in reinvestment of distributions to shareholders	634	5,461	372	3,149	1,358	34,801	2,014	46,854
Shares redeemed	(1,165)	(10,860)	(1,108)	(9,710)	(2,385)	(61,486)	(4,991)	(126,981)

Net increase	273	$2,255	372	$3,120	1,597	$41,134	1,986	$46,759

148	SEMIANNUAL REPORT	2015

	Small Cap Growth				Small Cap Value
	Six months ended 6-30-15		Year ended 12-31-14		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,948	$24,700	7,646	$92,766	669	$11,805	4,405	$76,940
Shares issued in reinvestment of distributions to shareholders	5,677	66,812	4,050	43,759	1,621	27,175	2,615	43,779
Shares redeemed	(2,952)	(37,955)	(17,412)	(224,094)	(1,124)	(20,065)	(1,875)	(34,335)

Net increase (decrease)	4,673	$53,557	(5,716)	$(87,569)	1,166	$18,915	5,145	$86,384

	Value
	Six months ended 6-30-15		Year ended 12-31-14
	Shares	Value	Shares	Value
Shares issued from sale of shares	2,784	$19,836	10,972	$80,723
Shares issued in reinvestment of distributions to shareholders	8,521	55,408	7,565	51,576
Shares redeemed	(4,107)	(29,160)	(9,741)	(73,834)

Net increase	7,198	$46,084	8,796	$58,465

12. COMMITMENTS

Bridge loan commitments may obligate a Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statements of Operations. At June 30, 2015, there were no outstanding bridge loan commitments.

13. FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Pathfinder Aggressive	$89,265	$1,683	$2,595	$(912)
Pathfinder Conservative	121,287	441	1,171	(730)
Pathfinder Moderate	919,177	21,669	6,924	14,745
Pathfinder Moderately Aggressive	1,090,741	30,943	7,897	23,046
Pathfinder Moderately Conservative	287,835	4,007	2,899	1,108
Pathfinder Moderate – Managed Volatility	315,540	—	15,624	(15,624)
Pathfinder Moderately Aggressive – Managed Volatility	60,025	—	3,713	(3,713)
Pathfinder Moderately Conservative – Managed Volatility	42,449	—	1,947	(1,947)
Asset Strategy	1,456,173	121,149	55,816	65,333
Balanced	349,325	66,322	6,049	60,273
Bond	296,775	5,299	6,618	(1,319)
Core Equity	427,063	68,811	10,664	58,147
Dividend Opportunities	432,109	78,059	9,020	69,039
Energy	131,104	11,909	9,233	2,676
Global Bond	19,954	350	1,019	(669)
Global Growth	453,340	60,370	15,783	44,587
Global Natural Resources	153,187	11,857	19,522	(7,665)
Growth	631,943	257,496	5,469	252,027
High Income	861,614	7,065	42,837	(35,772)
International Core Equity	721,788	46,274	28,683	17,591
Limited-Term Bond	393,394	1,193	865	328
Micro Cap Growth	56,901	19,665	4,941	14,724
Mid Cap Growth	521,688	113,455	36,447	77,008
Money Market	542,627	—	—	—
Real Estate Securities	44,022	4,234	1,868	2,366
Science and Technology	412,588	223,015	16,639	206,376
Small Cap Growth	361,349	120,750	7,198	113,552
Small Cap Value	323,062	38,221	9,490	28,731
Value	377,973	48,570	15,328	33,242

2015	SEMIANNUAL REPORT	149

For Federal income tax purposes, the Portfolios’ distributed and undistributed earnings and profit for the year ended December 31, 2014 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Pathfinder Aggressive	$949	$2,386	$6,036	$8,601	$—	$—	$—
Pathfinder Conservative	1,952	1,392	6,653	7,697	—	—	—
Pathfinder Moderate	11,327	15,569	63,926	73,996	—	—	—
Pathfinder Moderately Aggressive	12,275	25,237	75,017	92,849	—	—	—
Pathfinder Moderately Conservative	3,503	4,245	18,400	22,150	—	—	—
Pathfinder Moderate – Managed Volatility	1,691	—	4,283	—	—	67	—
Pathfinder Moderately Aggressive – Managed Volatility	814	—	1,498	—	—	25	—
Pathfinder Moderately Conservative – Managed Volatility	302	79	734	21	—	—	—
Asset Strategy	8,178	14,337	216,768	249,563	—	—	—
Balanced	7,921	4,730	30,505	53,171	—	—	—
Bond	11,940	8,712	9,436	—	—	—	—
Core Equity	15,331	12,260	56,753	70,279	—	—	—
Dividend Opportunities	8,905	13,522	34,234	48,634	—	—	—
Energy	232	71	3,469	652	—	2,218	—
Global Bond	415	697	—	—	—	—	—
Global Growth	8,928	2,100	36,409	24,390	—	—	—
Global Natural Resources	—	133	—	—	—	2,188	—
Growth	15,505	6,345	133,086	99,569	—	—	—
High Income	39,918	53,343	6,022	6,499	—	—	—
International Core Equity	55,559	33,621	13,714	59,822	—	—	—
Limited-Term Bond	2,601	6,692	602	—	—	140	—
Micro Cap Growth	172	—	9,582	10,589	—	—	—
Mid Cap Growth	8,594	4,583	17,837	41,767	—	—	—
Money Market	133	36	—	—	—	—	—
Real Estate Securities	469	1,668	2,681	3,771	—	—	—
Science and Technology	—	—	46,854	34,789	—	—	4
Small Cap Growth	11,898	—	31,860	66,810	—	—	—
Small Cap Value	14,775	2,833	29,005	24,339	—	—	—
Value	14,922	14,492	36,653	40,908	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal year late-year ordinary losses that arise from the netting of activity generated between each November 1 and the end of its fiscal year on certain specified ordinary items.

150	SEMIANNUAL REPORT	2015

Accumulated capital losses represent net capital loss carryovers as of December 31, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Portfolio’s first fiscal year end subject to the Modernization Act was December 31, 2011. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable portfolios electing to be taxed as a regulated investment company during the period end December 31, 2014:

	Pre-Enactment				Post-Enactment
Portfolio	2015	2016	2017	2018	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Pathfinder Aggressive	$—	$—	$—	$—	$—	$—
Pathfinder Conservative	—	—	—	—	—	—
Pathfinder Moderate	—	—	—	—	—	—
Pathfinder Moderately Aggressive	—	—	—	—	—	—
Pathfinder Moderately Conservative	—	—	—	—	—	—
Pathfinder Moderate – Managed Volatility	—	—	—	—	—	—
Pathfinder Moderately Aggressive – Managed Volatility	—	—	—	—	—	—
Pathfinder Moderately Conservative – Managed Volatility	—	—	—	—	—	—
Asset Strategy	—	—	—	—	—	—
Balanced	—	—	—	—	—	—
Bond	—	—	—	—	94	1,104
Core Equity	—	—	—	—	—	—
Dividend Opportunities	—	—	—	—	—	—
Energy	—	432	1,950	432	—	—
Global Bond	—	—	—	—	44	59
Global Growth	—	—	—	—	—	—
Global Natural Resources	—	—	—	—	2,442	20,833
Growth	—	—	—	—	—	—
High Income	—	—	—	—	—	—
International Core Equity	—	—	—	—	—	—
Limited-Term Bond	—	—	—	—	876	3,565
Micro Cap Growth	—	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—	—
Money Market	—	—	—	—	—	—
Real Estate Securities	—	—	—	—	—	—
Science and Technology	—	—	—	—	—	—
Small Cap Growth	—	—	—	—	—	—
Small Cap Value	—	—	—	—	—	—
Value	—	—	—	—	—	—

14.	REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, “Waddell & Reed”) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (“SEC Order”), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

Pursuant to the terms of the SEC order, the $50 million in disgorgement and civil penalties, plus accrued interest (“Fair Fund”), must be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R and as approved by the SEC, using a distribution methodology acceptable to the Funds’ Disinterested Trustees. The SEC Order also required that the independent distribution consultant develop the distribution methodology pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. On July 15, 2014, the SEC ordered that the Fair Fund be distributed to investors as provided for in the distribution plan.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order and the distribution plan are available on the SEC’s website at www.sec.gov.

2015	SEMIANNUAL REPORT	151

PROXY VOTING INFORMATION

Ivy Funds VIP

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

152	SEMIANNUAL REPORT	2015

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Ivy Funds VIP

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2015	SEMIANNUAL REPORT	153

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154	SEMIANNUAL REPORT	2015

The Ivy Funds Variable Insurance Portfolios Family

Global/International Portfolios

Global Growth

International Core Equity

Domestic Equity Portfolios

Core Equity

Dividend Opportunities

Growth

Micro Cap Growth

Mid Cap Growth

Small Cap Growth

Small Cap Value

Value

Fixed Income Portfolios

Bond

Global Bond

High Income

Limited-Term Bond

Money Market Portfolios

Money Market

Specialty Portfolios

Asset Strategy

Balanced

Energy

Global Natural Resources

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Pathfinder Moderate – Managed Volatility

Pathfinder Moderately Aggressive – Managed Volatility

Pathfinder Moderately Conservative – Managed Volatility

Real Estate Securities

Science and Technology

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Funds Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2015	SEMIANNUAL REPORT	155

SEMIANN-IVYVIP (6-15)

ITEM 2.	CODE OF ETHICS

Required in annual report only.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have

1

concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	September 8, 2015

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	September 8, 2015